                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-3290

Name of Fund: FAM Variable Series Funds, Inc.
              Mercury American Balanced V. I. Fund
              Mercury Basic Value V.I. Fund
              Mercury Core Bond V.I. Fund
              Mercury Domestic Money Market V.I. Fund
              Mercury Fundamental Growth V.I. Fund
              Mercury Global Allocation V.I. Fund
              Mercury Global Growth V.I. Fund
              Mercury Government Bond V.I. Fund
              Mercury High Current Income V.I. Fund
              Mercury Index 500 V.I. Fund
              Mercury International Value V.I. Fund
              Mercury Large Cap Core V.I. Fund
              Mercury Large Cap Growth V.I. Fund
              Mercury Large Cap Value V.I. Fund
              Mercury Utilities and Telecommunications V.I. Fund
              Mercury Value Opportunities V.I. Fund

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, FAM Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

----------------------------------------------------------------------------------------------------------
                                                SHARES
INDUSTRY                                          HELD  COMMON STOCKS                             VALUE
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.7%                      29,000  Honeywell International, Inc.          $ 1,087,500
                                                 3,000  Northrop Grumman Corp.                     163,050
                                                20,000  Raytheon Co.                               760,400
                                                15,000  United Technologies Corp.                  777,600
                                                                                               -----------
                                                                                                 2,788,550
----------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.7%                              10,000  Harley-Davidson, Inc.                      484,400
----------------------------------------------------------------------------------------------------------
BEVERAGES - 1.5%                                15,000  Anheuser-Busch Cos., Inc.                  645,600
                                                25,000  Coca-Cola Enterprises, Inc.                487,500
                                                                                               -----------
                                                                                                 1,133,100
----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.1%                        27,500  Masco Corp.                                843,700
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 3.0%                          12,500  Janus Capital Group, Inc.                  180,625
                                                34,000  Mellon Financial Corp.                   1,086,980
                                                17,500  Morgan Stanley                             943,950
                                                                                               -----------
                                                                                                 2,211,555
----------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%                                20,000  E.I. du Pont de Nemours & Co.              783,400
----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 3.0%                         17,500  PNC Financial Services Group, Inc.       1,015,350
                                                20,000  Wells Fargo & Co.                        1,171,400
                                                                                               -----------
                                                                                                 2,186,750
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.5%                 55,000  Cisco Systems, Inc. (e)                    986,150
                                                49,000  CommScope, Inc. (e)                        849,660
                                                                                               -----------
                                                                                                 1,835,810
----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.7%                  10,000  Hewlett-Packard Co.                        292,000
                                                12,500  International Business Machines Corp.    1,002,750
                                                                                               -----------
                                                                                                 1,294,750
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.2%           21,500  Citigroup, Inc.                            978,680
                                                20,000  JPMorgan Chase & Co.                       678,600
                                                                                               -----------
                                                                                                 1,657,280
----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%   25,000  Verizon Communications, Inc.               817,250
----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 2.0%              11,500  GlobalSantaFe Corp.                        524,630
                                                 4,500  Schlumberger Ltd.                          379,710
                                                 8,500  Weatherford International Ltd. (e)         583,610
                                                                                               -----------
                                                                                                 1,487,950
----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 4.0%                            17,500  Cadbury Schweppes Plc                      712,775
                                                 8,500  General Mills, Inc.                        409,700
                                                 4,000  Nestle SA Registered Shares              1,175,877
                                                 9,000  Sara Lee Corp.                             170,550
                                                 7,500  Unilever NV (a)                            535,875
                                                                                               -----------
                                                                                                 3,004,777
----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%         30,000  Baxter International, Inc.               1,196,100
----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%          9,000  AmerisourceBergen Corp.                    695,700
                                                15,000  HCA, Inc.                                  718,800
                                                                                               -----------
                                                                                                 1,414,500
----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.4%            30,000  McDonald's Corp.                         1,004,700
----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.5%                       18,500  Kimberly-Clark Corp.                     1,101,305
----------------------------------------------------------------------------------------------------------
IT SERVICES - 0.9%                              27,500  Accenture Ltd. Class A                     700,150
----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.9%                  5,500  3M Co.                                     403,480
                                                34,000  General Electric Co.                     1,144,780
                                                 4,500  Textron, Inc.                              322,740
                                                37,500  Tyco International Ltd.                  1,044,375
                                                                                               -----------
                                                                                                 2,915,375
----------------------------------------------------------------------------------------------------------
INSURANCE - 4.9%                                26,500  ACE Ltd.                                 1,247,355
                                                15,000  American International Group, Inc.         929,400
                                                15,000  Genworth Financial, Inc. Class A           483,600
                                                15,000  Prudential Financial, Inc.               1,013,400
                                                                                               -----------
                                                                                                 3,673,755

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

---------------------------------------------------------------------------------------------------------------
                                                SHARES
INDUSTRY                                          HELD  COMMON STOCKS                                  VALUE
---------------------------------------------------------------------------------------------------------------
MACHINERY - 1.5%                                26,500  Dover Corp.                                 $ 1,080,935
---------------------------------------------------------------------------------------------------------------
MEDIA - 3.1%                                    11,500  Comcast Corp. Special Class A (e)               330,970
                                                30,000  Interpublic Group of Cos., Inc. (e)             349,200
                                                35,000  News Corp. Class A                              545,650
                                                22,500  Viacom, Inc. Class B                            742,725
                                                15,000  Walt Disney Co.                                 361,950
                                                                                                    -----------
                                                                                                      2,330,495
---------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.5%                          19,500  Alcoa, Inc.                                     476,190
                                                15,000  United States Steel Corp.                       635,250
                                                                                                    -----------
                                                                                                      1,111,440
---------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 5.3%              15,000  Devon Energy Corp.                            1,029,600
                                                17,500  EnCana Corp.                                  1,020,425
                                                 7,500  Exxon Mobil Corp.                               476,550
                                                20,000  Murphy Oil Corp.                                997,400
                                                 3,000  Total SA (a)                                    407,460
                                                                                                    -----------
                                                                                                      3,931,435
---------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.6%                  26,500  International Paper Co.                         789,700
                                                 6,000  Weyerhaeuser Co.                                412,500
                                                                                                    -----------
                                                                                                      1,202,200
---------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.7%                         7,500  Avon Products, Inc.                             202,500
                                                10,000  The Estee Lauder Cos., Inc. Class A             348,300
                                                                                                    -----------
                                                                                                        550,800
---------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%                          17,500  GlaxoSmithKline Plc (a)                         897,400
                                                29,000  Schering-Plough Corp.                           610,450
                                                25,000  Wyeth                                         1,156,750
                                                                                                    -----------
                                                                                                      2,664,600
---------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR                  40,000  Applied Materials, Inc.                         678,400
EQUIPMENT - 2.4%                                22,500  Intel Corp.                                     554,625
                                                17,500  Intersil Corp. Class A                          381,150
                                                10,000  Micron Technology, Inc. (e)                     133,000
                                                                                                    -----------
                                                                                                      1,747,175
---------------------------------------------------------------------------------------------------------------
SOFTWARE - 2.9%                                 11,000  Citrix Systems, Inc. (e)                        276,540
                                                45,000  Microsoft Corp.                               1,157,850
                                                31,300  Symantec Corp. (e)                              709,258
                                                                                                    -----------
                                                                                                      2,143,648
---------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.7%                         30,000  Limited Brands                                  612,900
                                                22,500  Office Depot, Inc. (e)                          668,250
                                                                                                    -----------
                                                                                                      1,281,150
---------------------------------------------------------------------------------------------------------------
                                                        TOTAL COMMON STOCKS
                                                        (COST - $46,217,558) - 68.0%                 50,579,035
---------------------------------------------------------------------------------------------------------------
                                                        PREFERRED SECURITIES
---------------------------------------------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT  CAPITAL TRUSTS
---------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.0%             USD         30,000  BAC Capital Trust VI, 5.625% due 3/08/2035       29,220
---------------------------------------------------------------------------------------------------------------
                                                        TOTAL CAPITAL TRUSTS
                                                        (COST - $29,772) - 0.0%                          29,220
---------------------------------------------------------------------------------------------------------------
                                                SHARES
                                                  HELD  PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.0%                          500  Duquesne Light Co., 6.50%                        25,875
---------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.2%                1,900  Fannie Mae, 7%                                  104,144
---------------------------------------------------------------------------------------------------------------
                                                        TOTAL PREFERRED STOCKS
                                                        (COST - $130,688) - 0.2%                       130,019
---------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------
                                                 FACE
INDUSTRY                                        AMOUNT  TRUST PREFERRED                                         VALUE
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.2%          USD        150,000  RC Trust I, 7% due 5/15/2006                         $   151,087
------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL TRUST PREFERRED
                                                        (COST - $153,018) - 0.2%                                 151,087
------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL PREFERRED SECURITIES
                                                        (COST - $313,478) - 0.4%                                 310,326
------------------------------------------------------------------------------------------------------------------------
                                                        FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------

                                                        CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.3%                      85,000  BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (b)       83,940
                                                80,000  Goodrich Corp., 6.60% due 5/15/2009                       84,426
                                                        Raytheon Co.:
                                                 5,000      8.30% due 3/01/2010                                    5,673
                                                30,000      5.50% due 11/15/2012                                  30,868
                                                                                                             -----------
                                                                                                                 204,907
------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                 24,405  American Airlines, Inc. Series 2003-1, 3.857%
                                                        due 1/09/2012                                             23,539
------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.1%                                      DaimlerChrysler NA Holding Corp.:
                                                30,000      4.75% due 1/15/2008                                   29,842
                                                20,000      7.75% due 1/18/2011                                   22,151
                                                                                                             -----------
                                                                                                                  51,993
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.2%                           190,000  Abgenix, Inc., 3.50% due 3/15/2007 (f)                   185,488
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 0.7%                                  The Bear Stearns Cos., Inc.:
                                                50,000      3.98% due 1/30/2009 (c)                               50,244
                                                40,000      5.70% due 11/15/2014                                  41,785
                                                70,000  Credit Suisse First Boston USA, Inc.,
                                                            4.70% due 6/01/2009                                   69,888
                                                        Goldman Sachs Group, Inc.:
                                               120,000      5.70% due 9/01/2012                                  124,462
                                                65,000      5.25% due 10/15/2013                                  65,587
                                                        Lehman Brothers Holdings, Inc.:
                                                 5,000      4% due 1/22/2008                                       4,933
                                                80,000      3.50% due 8/07/2008                                   77,586
                                                35,000      Series H, 4.50% due 7/26/2010                         34,523
                                                60,000  Morgan Stanley, 5.30% due 3/01/2013                       60,597
                                                                                                             -----------
                                                                                                                 529,605
------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%                                55,000  Cytec Industries, Inc., 5.50% due 10/01/2010              54,918
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.6%                         65,000  Bank of America Corp., 4.875% due 9/15/2012               64,984
                                                55,000  Barclays Bank Plc, 8.55%  (b)(c)(j)                       64,463
                                                50,000  Corporacion Andina de Fomento,
                                                        6.875% due 3/15/2012                                      54,826
                                                10,000  FirstBank Puerto Rico, 7.625% due 12/20/2005              10,027
                                                15,000  Hudson United Bancorp, 8.20% due 9/15/2006                15,468
                                                        PNC Funding Corp.:
                                                45,000      6.125% due 2/15/2009                                  46,913
                                                20,000      5.25% due 11/15/2015                                  20,188
                                                25,000  Popular North America, Inc.,
                                                        3.875% due 10/01/2008                                     24,382
                                                70,000  Sovereign Bank, 5.125% due 3/15/2013                      69,686
                                                45,000  Wells Fargo & Co., 5% due 11/15/2014                      45,100
                                                                                                             -----------
                                                                                                                 416,037
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES &                           25,000  Aramark Services, Inc., 5% due 6/01/2012                  24,395
SUPPLIES - 0.1%                                 30,000  International Lease Finance Corp.,
                                                        2.95% due 5/23/2006                                       29,737
                                                                                                             -----------
                                                                                                                  54,132
------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------
                                                  FACE
INDUSTRY                                         AMOUNT  CORPORATE BONDS                                        VALUE
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.2%                          Harris Corp.:
                                           USD   65,000      5% due 10/01/2015                               $    64,094
                                                 60,000      6.35% due 2/01/2028                                  62,884
                                                                                                             -----------
                                                                                                                 126,978
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 0.3%                         165,000  HSBC Finance Corp., 6.50% due 11/15/2008                173,263
                                                 30,000  MBNA Corp., 4.625% due 9/15/2008                         29,978
                                                                                                             -----------
                                                                                                                 203,241
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%                    Citigroup, Inc.:
                                                 30,000      5.75% due 5/10/2006                                  30,245
                                                 90,000      5.625% due 8/27/2012                                 93,555
                                                 30,000      5.85% due 12/11/2034                                 31,380
                                                 70,000  Ford Motor Credit Co., 7% due 10/01/2013                 64,915
                                                         General Electric Capital Corp.:
                                                300,000      6% due 6/15/2012                                    319,328
                                                 60,000      6.75% due 3/15/2032                                  70,574
                                                         JPMorgan Chase & Co.:
                                                 60,000      5.75% due 1/02/2013                                  62,394
                                                 50,000      4.75% due 3/01/2015                                  48,761
                                                 25,000      4.891% due 9/01/2015 (c)                             24,942
                                                500,000  Sigma Finance Corp., 4.20% due 3/31/2014 (c)(h)         505,217
                                                                                                             -----------
                                                                                                               1,251,311
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION                    35,000  BellSouth Corp., 6% due 11/15/2034                       35,146
SERVICES - 0.5%                                  35,000  Deutsche Telekom International Finance BV,
                                                           5.25% due 7/22/2013                                    35,336
                                                 40,000  France Telecom SA, 7.75% due 3/01/2011                   45,419
                                                 50,000  GTE Corp., 6.84% due 4/15/2018                           55,633
                                                 45,000  SBC Communications, Inc., 6.45% due 6/15/2034            47,566
                                                 50,000  TELUS Corp., 7.50% due 6/01/2007                         52,213
                                                         Verizon Global Funding Corp.:
                                                 35,000      7.375% due 9/01/2012                                 39,719
                                                 40,000      5.85% due 9/15/2035                                  39,338
                                                                                                             -----------
                                                                                                                 350,370
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.7%                        50,000  AEP Texas Central Co. Series D,
                                                         5.50% due 2/15/2013                                      51,156
                                                 60,000  FirstEnergy Corp. Series B, 6.45% due 11/15/2011         63,886
                                                 25,000  Florida Power & Light Co., 5.40% due 9/01/2035           24,746
                                                150,000  PPL Capital Funding, 4.852% due 5/18/2006 (c)           150,172
                                                 35,000  Pacific Gas & Electric Co., 6.05% due 3/01/2034          36,414
                                                 30,000  Pepco Holdings, Inc., 4% due 5/15/2010                   28,784
                                                 40,000  Public Service Co. of New Mexico,
                                                         4.40% due 9/15/2008                                      39,366
                                                 25,000  Puget Energy, Inc., 5.483% due 6/01/2035                 24,334
                                                 40,000  SPI Electricity & Gas Australia Holdings Pty Ltd.,
                                                         6.15% due 11/15/2013 (b)                                 42,957
                                                  9,000  Southern California Edison Co.,
                                                         4.43% due 1/13/2006 (c)                                   9,006
                                                 30,000  Westar Energy, Inc., 6% due 7/01/2014                    31,930
                                                                                                             -----------
                                                                                                                 502,751
------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%       100,000  Tech Data Corp., 2% due 12/15/2021 (f)                   97,500
------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 0.1%                             55,000  Cadbury Schweppes US Finance LLC,
                                                         3.875% due 10/01/2008 (b)                                53,658
                                                 25,000  SYSCO Corp., 5.375% due 9/21/2035                        24,797
                                                                                                             -----------
                                                                                                                  78,455
------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

----------------------------------------------------------------------------------------------------------------------------
                                                   FACE
INDUSTRY                                         AMOUNT  CORPORATE BONDS                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.1%                       USD   40,000  Panhandle Eastern Pipe Line Series B,
                                                           2.75% due 3/15/2007                                   $    38,876
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.0%             25,000  Harrah's Operating Co., Inc.,
                                                           5.625% due 6/01/2015 (b)                                   24,714
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.3%                                DR Horton, Inc.:
                                                 60,000      5% due 1/15/2009                                         59,205
                                                 30,000      6.875% due 5/01/2013                                     31,432
                                                 45,000      5.625% due 9/15/2014                                     43,367
                                                         KB Home:
                                                 60,000      5.75% due 2/01/2014                                      56,848
                                                  5,000      5.875% due 1/15/2015                                      4,732
                                                                                                                 -----------
                                                                                                                     195,584
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 0.0%                               30,000  First Data Corp., 4.50% due 6/15/2010                        29,785
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.2%                   5,000  General Electric Co., 5% due 2/01/2013                        5,042
                                                         Tyco International Group SA:
                                                 95,000      6.75% due 2/15/2011                                     102,610
                                                 20,000      6.875% due 1/15/2029                                     22,949
                                                                                                                 -----------
                                                                                                                     130,601
----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%                                 45,000  AON Corp., 6.95% due 1/15/2007                               46,108
                                                 65,000  Marsh & McLennan Cos., Inc.,
                                                         5.15% due 9/15/2010                                          64,579
                                                 30,000  Montpelier Re Holdings Ltd.,
                                                         6.125% due 8/15/2013                                         30,185
                                                 60,000  NLV Financial Corp., 7.50% due 8/15/2033 (b)                 65,540
                                                 20,000  North Front Pass-Through Trust,
                                                           5.81% due 12/15/2024 (b)(c)                                20,114
                                                 15,000  Prudential Financial, Inc., 4.104% due 11/15/2006            14,896
                                                 55,000  Prudential Holdings LLC, 8.695% due 12/18/2023 (b)           70,310
                                                 45,000  Willis Group North America, Inc., 5.625% due 7/15/2015       44,711
                                                                                                                 -----------
                                                                                                                     356,443
----------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.6%                                     25,000  Clear Channel Communications, Inc.,
                                                         5.50% due 9/15/2014                                          24,097
                                                107,000  Comcast Cable Communications Holdings, Inc.,
                                                           8.375% due 3/15/2013                                      126,599
                                                 50,000  Comcast Corp., 5.85% due 1/15/2010                           51,684
                                                         Cox Communications, Inc.:
                                                  5,000      7.125% due 10/01/2012                                     5,439
                                                 25,000      5.45% due 12/15/2014                                     24,837
                                                 85,000  Historic TW, Inc., 9.125% due 1/15/2013                     103,789
                                                 25,000  Media General, Inc., 6.95% due 9/01/2006                     25,347
                                                 85,000  News America, Inc., 6.75% due 1/09/2038                      92,511
                                                                                                                 -----------
                                                                                                                     454,303
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%                           25,000  Alcan, Inc., 5.75% due 6/01/2035                             24,579
                                                 20,000  Teck Cominco Ltd., 6.125% due 10/01/2035                     19,613
                                                100,000  Textron Financial Corp., 2.75% due 6/01/2006                 99,005
                                                                                                                 -----------
                                                                                                                     143,197
----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES - 0.1%                           10,000  Ameren Corp., 4.263% due 5/15/2007                            9,912
                                                         Dominion Resources, Inc.:
                                                 20,000      5.95% due 6/15/2035                                      19,538
                                                 30,000      Series B, 4.09% due 5/15/2006 (c)                        30,040
                                                                                                                 -----------
                                                                                                                      59,490
----------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

-------------------------------------------------------------------------------------------------------------------------------
                                                   FACE
INDUSTRY                                          AMOUNT  CORPORATE BONDS                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE                       USD   30,000  Amerada Hess Corp., 7.125% due 3/15/2033                   $   34,335
FUELS - 0.7%                                      25,000  Colonial Pipeline Co., 7.63% due 4/15/2032                     32,687
                                                  30,000  Consolidated Natural Gas Co., 5% due 12/01/2014                29,570
                                                  89,867  Kern River Funding Corp., 4.893% due 4/30/2018 (b)             88,906
                                                  60,000  Motiva Enterprises LLC, 5.20% due 9/15/2012 (b)                60,285
                                                 150,000  Pemex Project Funding Master Trust,
                                                          5.17% due 6/15/2010 (b)(c)                                    156,075
                                                  45,000  Tengizchevroil Finance Co. SARL,
                                                          6.124% due 11/15/2014 (b)                                      46,013
                                                  50,000  Texas Gas Transmission Corp., 4.60% due 6/01/2015              47,451
                                                                                                                     ----------
                                                                                                                        495,322
-------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.1%                    55,000  Celulosa Arauco y Constitucion SA,
                                                          8.625% due 8/15/2010                                           62,504
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%                             5,000  Eli Lilly & Co., 7.125% due 6/01/2025                           6,105
                                                  85,000  Wyeth, 5.50% due 3/15/2013                                     87,173
                                                                                                                     ----------
                                                                                                                         93,278
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.1%                                20,000  Developers Diversified Realty Corp.,
                                                          6.625% due 1/15/2008                                           20,660
                                                  40,000  Highwoods Properties, Inc., 7% due 12/01/2006                  40,801
                                                  50,000  Simon Property Group LP, 5.10% due 6/15/2015                   49,009
                                                  45,000  Westfield Capital Corp. Ltd.,
                                                          5.125% due 11/15/2014 (b)                                      44,665
                                                                                                                     ----------
                                                                                                                        155,135
-------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.1%                                15,000  CSX Corp., 6.75% due 3/15/2011                                 16,253
                                                  20,000  Canadian National Railway Co., 6.90% due 7/15/2028             23,641
                                                  30,000  Norfolk Southern Corp., 7.05% due 5/01/2037                    35,853
                                                                                                                     ----------
                                                                                                                         75,747
-------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.0%                 45,000  Washington Mutual, Inc., 4.20% due 1/15/2010                   43,915
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.0%         5,000  AT&T Wireless Services, Inc., 8.75% due 3/01/2031               6,749
                                                  10,000  Sprint Capital Corp., 8.75% due 3/15/2032                      13,409
                                                                                                                     ----------
                                                                                                                         20,158
-------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL CORPORATE BONDS   (COST - $6,467,774) - 8.7%          6,510,277
-------------------------------------------------------------------------------------------------------------------------------
                                                          FOREIGN GOVERNMENT OBLIGATIONS
-------------------------------------------------------------------------------------------------------------------------------
                                            EUR  131,000  Bundesobligation Series 143,
                                                          3.50% due 10/10/2008                                          162,455
                                            USD   80,000  Italy Government International Bond,
                                                          4.50% due 1/21/2015                                            78,636
                                                          Mexico Government International Bond:
                                                  65,000     9.875% due 2/01/2010                                        77,318
                                                  25,000     6.375% due 1/16/2013                                        26,600
                                                  25,000     5.875% due 1/15/2014                                        25,850
-------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                          (COST - $362,716) - 0.5%                                      370,859
-------------------------------------------------------------------------------------------------------------------------------
                                                          COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS+
-------------------------------------------------------------------------------------------------------------------------------
                                                 200,000  ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                          4.24% due 10/25/2035 (c)                                      200,000
                                                 178,537  Argent Securities, Inc. Series 2004-W11 Class
                                                          A3, 4.398% due 11/25/2034 (c)                                 178,970
                                                 150,000  Banc of America Commercial Mortgage, Inc.
                                                          Series 2005-4 Class A5A, 4.933% due 7/10/2045                 148,969
                                                 205,000  Bear Stearns Adjustable Rate Mortgage Trust
                                                          Series 2004-4 Class A4, 3.515% due 6/25/2034 (c)              199,692
                                                          Bear Stearns Asset Backed Securities, Inc. Class 1A2 (c):
                                                  97,076     Series 2004-HE9, 4.408% due 3/25/2032                       97,209
                                                 100,000     Series 2005-SD1, 4.34% due 7/25/2027                       100,225

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                             FACE
                                            AMOUNT  COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS+                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                    USD    200,000  Bear Stearns Asset Backed Securities, Inc.,
                                                     4.13% due 10/01/2008 (c)                                             $  200,000
                                                    Countrywide Asset-Backed Certificates (c):
                                            98,143     Series 2004-5 Class A,
                                                       4.488% due 10/25/2034                                                  98,627
                                            50,000     Series 2004-13 Class AF4,
                                                       4.583% due 1/25/2033                                                   48,861
                                            50,000     Series 2004-13 Class MF1,
                                                       5.071% due 12/25/2034                                                  49,068
                                           100,000  Credit-Based Asset Servicing and Securitization
                                                    Series 2005-CB2 Class AV2, 4.24% due 4/25/2036 (c)                       100,034
                                                    Fannie Mae Guaranteed Pass-Through Certificates:
                                           289,881     4.50% due 3/01/2020                                                   284,064
                                         1,558,000     5.50% due 11/15/2035 - 11/15/2035 (g)                               1,556,584
                                           134,299     6.50% due 7/01/2032                                                   138,450
                                                    First Franklin Mortgage Loan Asset-Backed Certificates Class A2 (c):
                                            64,106     Series 2003-FF5, 2.82% due 3/25/2034                                   64,164
                                           600,000     Series 2004-FF10, 4.44% due 12/25/2032                                601,812
                                                    Freddie Mac Mortgage Participation Certificates:
                                         1,132,920     5% due 10/15/2035 (g)                                               1,108,303
                                           115,133     5.50% due 12/01/2017                                                  116,862
                                           120,932     5.50% due 6/01/2035                                                   120,993
                                            49,282     6% due 12/01/2017                                                      50,653
                                           446,208     6% due 3/01/2034 - 6/01/2035                                          454,046
                                            77,341     7% due 12/01/2031 - 7/01/2032                                          80,820
                                           400,000  GMAC Commercial Mortgage Securities, Inc.
                                                    Series 2004-C3 Class AAB, 4.702% due 12/10/2041                          393,459
                                           100,000  GS Mortgage Securities Corp. II Series 2005-GG4
                                                    Class A2, 4.475% due 7/10/2039                                            98,492
                                           170,000  Greenwich Capital Commercial Funding Corp. Series
                                                    2004-GG1 Class A4, 4.755% due 6/10/2036                                  169,134
                                                    Home Equity Asset Trust (c):
                                           238,879     Series 2005-1 Class A2, 4.288% due 5/25/2035                          239,059
                                            86,194     Series 2005-3 Class 1A2, 4.288% due 8/25/2035                          86,192
                                           162,357  Impac Secured Assets Corp. Series 2004-3 Class 1A4,
                                                    4.438% due 11/25/2034 (c)                                                162,708
                                           138,635  Irwin Home Equity Series 2005-C Class 1A1,
                                                    4.298% due 4/25/2030 (c)                                                 138,631
                                                    JPMorgan Chase Commercial Mortgage Securities Corp.:
                                           100,000     Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                        98,752
                                           250,000     Series 2005-LDP4 Class A4, 4.918% due 10/15/2042                      248,595
                                           150,000  LB-UBS Commercial Mortgage Trust Series
                                                    2005-C3 Class A5, 4.739% due 7/15/2030                                   147,088
                                           300,000  MBNA Credit Card Master Note Trust Series
                                                    2001-C3 Class C3, 6.55% due 12/15/2008                                   304,741
                                                    Morgan Stanley ABS Capital I, Inc. (c):
                                            33,976     Series 2004-WMC1 Class A3, 4.288% due 6/25/2034                        33,982
                                           221,388     Series 2005-HE1 Class A2MZ, 4.338% due 12/25/2034                     221,670
                                            82,519     Series 2005-NC2 Class A1MZ, 4.288% due 3/25/2035                       82,500
                                            82,478     Series 2005-NC2 Class A2MZ, 4.288% due 3/25/2035                       82,460
                                            51,930  Nationslink Funding Corp. Series 1999-2 Class A3,
                                                    7.181% due 6/20/2031                                                      52,524
                                                    New Century Home Equity Loan Trust (c):
                                           351,861     Series 2004-3 Class A3, 4.428% due 11/25/2034                         352,833
                                           176,756     Series 2005-2 Class A2MZ, 4.298% due 6/25/2035                        176,785

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

---------------------------------------------------------------------------------------------------------------------------------
                                             FACE
                                            AMOUNT  COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS+                          VALUE
---------------------------------------------------------------------------------------------------------------------------------
                                    USD     25,000  Option One Mortgage Loan Trust Series 2005-1 Class M5,
                                                      5.29% due 2/25/2035 (c)                                         $    25,154
                                                    Park Place Securities, Inc. Series 2005-WCH1 (c):
                                            75,787      Class A1B, 4.338% due 1/25/2035                                    75,901
                                            70,320      Class A3D, 4.378% due 1/25/2035                                    70,428
                                            30,000  Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                    Class M2, 5.51% due 5/25/2035                                          29,590
                                           250,000  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                                      4.388% due 8/25/2035 (c)                                            249,766
                                                    Residential Asset Mortgage Products, Inc. (c):
                                           150,000      Series 2004-RS11 Class A2, 4.31% due 12/25/2033                   150,121
                                           100,000      Series 2005-RS3 Class AI2, 4.21% due 3/25/2035                    100,198
                                           200,000  Soundview Home Equity Loan Trust Series 2005-OPT3
                                                    Class A4, 4.34% due 11/25/2035 (c)                                    200,000
                                                    Structured Asset Investment Loan Trust (c):
                                           150,000      Series 2003-BC6 Class M1, 4.79% due 7/25/2033                     150,716
                                           100,000      Series 2004-8 Class M4, 5.04% due 9/25/2034                       100,363
                                                    Structured Asset Securities Corp. (c):
                                            79,703      Series 2004-23XS Class 2A1, 4.338% due 1/25/2035                   79,760
                                            79,061      Series 2005-GEL2 Class A, 4.318% due 4/25/2035                     79,059
                                            49,987  Washington Mutual Series 2005-AR2 Class B4,
                                                    4.938% due 1/25/2045 (c)                                               49,987
                                           600,000  Wells Fargo Home Equity Trust Series 2004-2 Class
                                                    A32, 4.38% due 2/25/2032 (c)                                          601,747
                                            41,891  Whole Auto Loan Trust Series 2004-1 Class D,
                                                      5.60% due 3/15/2011                                                  41,985
---------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS
                                                    (COST - $11,159,364) - 14.9%                                       11,092,786
---------------------------------------------------------------------------------------------------------------------------------
                                                    MUNICIPAL BONDS
---------------------------------------------------------------------------------------------------------------------------------
                                            55,000  Dallas, Texas, General Obligation, Series C, 5.25% due 2/15/2024       54,995
---------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL MUNICIPAL BONDS
                                                    (COST - $55,000) - 0.1%                                                54,995
---------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. GOVERNMENT AND AGENCY OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------------
                                           220,000  Fannie Mae, 7.125% due 1/15/2030                                      285,774
                                           150,000  Federal Home Loan Bank System,
                                                    2.75% due 11/15/2006                                                  147,351
                                                    U.S. Treasury Bonds:
                                           120,000      7.50% due 11/15/2016                                              151,883
                                            70,000      8.125% due 8/15/2019                                               95,569
                                           260,000      7.25% due 8/15/2022                                               339,706
                                            50,000      6.25% due 8/15/2023                                                59,787
                                            50,000      6.625% due 2/15/2027                                               63,473
                                           565,000      5.375% due 2/15/2031                                              632,975
                                                    U.S. Treasury Inflation Indexed Bonds:
                                           158,440      3.875% due 1/15/2009                                              171,883
                                           140,315      3.50% due 1/15/2011                                               154,538
                                           306,951      1.625% due 1/15/2015                                              303,306
                                                    U.S. Treasury Notes:
                                           270,000      7% due 7/15/2006 (k)                                              275,905
                                           650,000      4% due 8/31/2007                                                  647,790
                                            35,000      3.75% due 5/15/2008                                                34,624
                                            50,000      3.875% due 5/15/2010                                               49,274
                                           100,000      3.625% due 6/15/2010                                               97,469

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACE
                                        AMOUNT      U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                    U.S. Treasury Notes:
                               USD     199,000          4.125% due 8/15/2010                                         $      198,106
                                        20,000          5% due 2/15/2011                                                     20,737
                                       435,000          4.25% due 8/15/2015                                                 432,280
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                    (COST - $4,100,729) - 5.6%                                            4,162,430
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL FIXED INCOME SECURITIES
                                                    (COST - $22,145,583) - 29.8%                                         22,191,347
-----------------------------------------------------------------------------------------------------------------------------------
                                    BENEFICIAL
                                      INTEREST      SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                               USD   4,057,451      Merrill Lynch Liquidity Series,
                                                    LLC Cash Sweep Series I (d)                                           4,057,451
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL SHORT-TERM SECURITIES
                                                    (COST - $4,057,451) - 5.4%                                            4,057,451
-----------------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF
                                     CONTRACTS      OPTIONS PURCHASED
-----------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%               11      Five-Year U.S. Treasury Notes, expiring October 2005
                                                    at USD 107                                                                2,922
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL OPTIONS PURCHASED
                                                    (PREMIUMS PAID - $4,854) - 0.0%                                           2,922
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL INVESTMENTS  (COST - $72,738,924) - 103.6%                     77,141,081
-----------------------------------------------------------------------------------------------------------------------------------

                                                    OPTIONS WRITTEN
-----------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS WRITTEN - 0.0%                  2  ++  Swaption, expiring January 2006
                                                    at 4.25%, Broker UBS Warburg (i)                                         (1,000)
                                             1  ++  Swaption, expiring December 2005
                                                    at 4.21%, Broker Credit Suisse First Boston (i)                          (4,693)
                                            23      Five-Year U.S. Treasury Notes, expiring October 2005 at USD 108            (718)
                                                                                                                     --------------
                                                                                                                             (6,411)
-----------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN - 0.0%                   2  ++  Swaption, expiring January 2006
                                                    at 4.25%, Broker UBS Warburg (i)                                         (9,000)
                                             1  ++  Swaption, expiring December 2005
                                                    at 5.11%, Broker Credit Suisse First Boston (i)                            (968)
                                                                                                                     --------------
                                                                                                                             (9,968)
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL OPTIONS WRITTEN
                                                    (PREMIUMS RECEIVED - $16,498 ) - 0.0%                                   (16,379)
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                    (COST - $72,722,426*)  - 103.6%                                      77,124,702
                                                    LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%)                       (2,684,252)
                                                                                                                     --------------
                                                    NET ASSETS - 100.0%                                              $   74,440,450
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                     $ 73,272,830
                                         ============
      Gross unrealized appreciation      $  8,590,992
      Gross unrealized depreciation        (4,739,120)
                                         ------------
      Net unrealized appreciation        $  3,851,872
                                         ============

+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a)   Depositary receipts.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)   Floating rate note.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  NET        INTEREST
      AFFILIATE                                 ACTIVITY      INCOME
      ---------------------------------------------------------------
      Merrill Lynch Liquidity Series,
           LLC Cash Sweep Series I            $(2,983,622)   $125,154
      ---------------------------------------------------------------

(e)   Non-income producing security.

(f)   Convertible security.

(g) All or a portion of security represents a "to-be-announced" transaction, with a commitment to purchase the security for which all specific information is not available at this time.

(h) Restricted security as to resale, representing 0.7% of net assets, were as follows:

                                     ACQUISITION
             ISSUE                       DATE          COST         VALUE
      ---------------------------------------------------------------------
      Sigma Finance Corp.,
      4.20% due 3/31/2014             3/26/2004      $ 500,000    $ 505,217
      ---------------------------------------------------------------------

(i) This European style swaption, which can be exercised only on the expiration date represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(j)   The security is a perpetual bond and has no stated maturity date.

(k) All or a portion of security held as collateral in connection with open financial futures contracts.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      NUMBER OF                                      EXPIRATION       FACE      UNREALIZED
      CONTRACTS               ISSUE                     DATE          VALUE    DEPRECIATION
      -------------------------------------------------------------------------------------
          9        Five-Year U.S. Treasury Bond     December 2005   $ 967,604    $ (5,870)
      -------------------------------------------------------------------------------------

      Financial futures contracts sold as of September 30, 2005 were as follows:

      NUMBER OF                                      EXPIRATION       FACE      UNREALIZED
      CONTRACTS               ISSUE                     DATE          VALUE    APPRECIATION
      -------------------------------------------------------------------------------------
         20        10-Year U.S. Treasury Bond       December 2005  $2,223,823    $ 25,385
         4         30-Year U.S. Treasury Bond       December 2005  $  462,863       5,238
      -------------------------------------------------------------------------------------
      TOTAL UNREALIZED APPRECIATION- NET                                         $ 30,623
                                                                                 ========
      -------------------------------------------------------------------------------------

      Forward foreign exchange contracts as of September 30, 2005 were as follows:

                                                                  SETTLEMENT    UNREALIZED
      FOREIGN CURRENCY SOLD                                          DATE      APPRECIATION
      -------------------------------------------------------------------------------------
      EUR 135,612                                                October 2005    $ 3,939
      -------------------------------------------------------------------------------------
      TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
      CONTRACTS - NET (USD COMMITMENT - $163,536)                                $ 3,939
                                                                                 =======
      -------------------------------------------------------------------------------------


      CURRENCY ABBREVIATIONS

      EUR            Euro
      USD            U.S. Dollar

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------
      Swaps outstanding as of September 30, 2005 were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance
      Expires, October 2005                                                     $   300,000               -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.12%

      Broker, UBS Warburg
      Expires, October 2005                                                     $   250,000               -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.05%

      Broker, UBS Warburg
      Expires, October 2005                                                     $   850,000               -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance
      Expires, November 2005                                                    $ 1,500,000               -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.03%

      Broker, Lehman Brothers Special Finance
      Expires, November 2005                                                    $ 1,800,000               -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

      Broker, Lehman Brothers Special Finance
      Expires, December 2005                                                    $   650,000               -

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

      Broker, UBS Warburg
      Expires, December 2005                                                    $   950,000              -

      Receive (pay) a variable return based on the change in the since inception of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance
      Expires, February 2006                                                    $ 1,100,000              -

      Bought credit default protection on Aon Corp., Inc. and pay 0.37%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires, January 2007                                                     $   50,000   $        (203)

      Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month
      LIBOR

      Broker, JPMorgan Chase Bank
      Expires, January 2007                                                     $    50,000          1,098

      Receive a fixed rate of 4.095% and pay a floating rate based on 3-month
      LIBOR

      Broker, Citibank N.A.
      Expires, September 2007                                                   $ 2,000,000        (17,019)

      Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
      Protected Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase Bank
      Expires, January 2009                                                     $   171,000         (5,150)

      Sold credit default protection on Raytheon Co. and receive 0.73%

      Broker, JPMorgan Chase Bank
      Expires, March 2009                                                       $    30,000            495

      Bought credit default protection on Boeing Capital Corp. and pay 0.48%

      Broker, JPMorgan Chase Bank
      Expires, March 2009                                                       $    30,000           (345)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Sold credit default protection on Nextel Communications, Inc. and receive 1.72%

      Broker, JPMorgan Chase Bank
      Expires, September 2009                                                      $ 60,000      $ 3,292

      Sold credit default protection on Dow Jones CDX North America Investment
      Grade High Volatility Index Series 2 and receive 1.15%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires, September 2009                                                      $250,000         (299)

      Bought credit default protection on Hewlett-Packard Co. pay 0.31%

      Broker, Lehman Brothers Special Finance
      Expires, December 2009                                                       $ 65,000         (201)

      Bought credit default protection on Petroleos Mexicanos and pay 1.09%

      Broker, Lehman Brothers Special Finance
      Expires, December 2009                                                       $130,000       (1,559)

      Sold credit default protection on Mexico Government International Bond and receive 0.92%

      Broker, Lehman Brothers Special Finance
      Expires, December 2009                                                       $130,000        1,659

      Sold credit default protection on Computer Associates International, Inc. and receive 0.83%

      Broker, Lehman Brothers Special Finance
      Expires, December 2009                                                       $ 65,000          473

      Bought credit default protection on Morgan Stanley and pay 0.47%

      Broker, HSBC Bank USA
      Expires, June 2010                                                           $ 30,000         (278)

      Bought credit default protection on Valero Energy Corp. and pay 1.03%

      Broker, Deutsche Bank AG
      Expires, June 2010                                                           $ 30,000         (776)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
                                                               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Bought credit default protection on Devon Energy Corp. and pay 0.48%

      Broker, Deutsche Bank AG
      Expires, June 2010                                                           $ 60,000     $ (347)

      Sold credit default protection on Bellsouth Corp. and receive 0.26%

      Broker, Lehman Brothers Special Finance
      Expires, June 2010                                                           $ 30,000         35

      Bought credit default protection on Devon Energy Corp. and pay 0.50%

      Broker, Lehman Brothers Special Finance
      Expires, June 2010                                                           $ 60,000       (398)

      Bought credit default protection on Valero Energy Corp. and pay 1.00%

      Broker, Lehman Brothers Special Finance
      Expires, June 2010                                                           $ 30,000       (776)

      Bought credit default protection on Goldman Sachs Group, Inc. and pay
      0.45%

      Broker, Lehman Brothers Special Finance
      Expires, June 2010                                                           $ 30,000       (253)

      Bought credit default protection on JPMorgan Chase & Co. and pay 0.44%

      Broker, Morgan Stanley Capital Services
      Expires, June 2010                                                           $ 30,000       (253)

      Sold credit default protection on Wells Fargo & Co. and receive 0.195%

      Broker, Deutsche Bank AG
      Expires, June 2010                                                           $ 30,000         94

      Sold credit default protection on Dow Jones CDX North America Investment
      Grade Index Series 4 and receive 0.40%

      Broker, Lehman Brothers Special Finance
      Expires, June 2010                                                           $300,000        (79)

      Sold credit default protection on J. C. Penney Company, Inc. and receive
      0.86%

      Broker, Lehman Brothers Special Finance
      Expires, September 2010                                                      $ 60,000       (652)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Bought credit default protection on Ford Motor Credit Co. and pay 4.21%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 25,000       $ 102

      Bought credit default protection on Ford Motor Credit Co. and pay 4.31%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 60,000           9

      Sold credit default protection on Royal Carribbean Cruises Ltd. and receive 1.03%

      Broker, Lehman Brothers Special Finance
      Expires, September 2010                                                      $ 60,000        (571)

      Sold credit default protection on J.C. Penney Company, Inc. and receive
      0.95%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 30,000        (208)

      Sold credit default protection on Royal Carribbean Cruises Ltd. and receive 1.13%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 25,000        (130)

      Sold credit default protection on General Motors Acceptance Corp. and receive 4.45%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 25,000        (638)

      Sold credit default protection on General Motors Acceptance Corp. and receive 4.55%

      Broker, UBS Warburg
      Expires, September 2010                                                      $ 60,000      (1,303)

      Bought credit default protection on Alltell Corp. and pay 0.40%

      Broker, Deutsche Bank AG
      Expires, December 2010                                                       $120,000         (85)

      Sold credit default protection on CSX Corp. and receive 0.34%

      Broker, JPMorgan Chase Bank
      Expires, December 2010                                                       $ 60,000         (27)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Bought credit default protection on Sara Lee Corp. and pay 0.57%

      Broker, Lehman Brothers Special Finance
      Expires, December 2010                                                       $ 60,000         $ 82

      Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

      Broker, Lehman Brothers Special Finance
      Expires, December 2010                                                       $ 60,000           82

      Bought credit default protection on HJ Heinz Co. and pay 0.37%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000           (1)

      Sold credit default protection on Goodrich Corp. and receive 0.44%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000          (83)

      Bought credit default protection on Campbell Soup Co. and pay 0.26%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000           55

      Bought credit default protection on General Mills, Inc. and pay 0.35%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000           55

      Bought credit default protection on Ford Motor Credit Co. and pay 4.40%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000           (7)

      Bought credit default protection on Albertson's, Inc. and pay 3.18%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires, December 2010                                                       $ 60,000          227

      Sold credit default protection on Tyco International Ltd. and receive
      0.43%

      Broker, UBS Warburg
      Expires, December 2010                                                       $ 60,000         (193)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

      -----------------------------------------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                 NOTIONAL     APPRECIATION
                                                                                  AMOUNT     (DEPRECIATION)
      -----------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Acceptance Corp. and receive 5.10%

      Broker, UBS Warburg
      Expires, December 2010                                                    $    60,000  $     (228)

      Sold credit default protection on Lehman Brothers Holdings, Inc. and receive 0.271%

      Broker, UBS Warburg
      Expires, December 2010                                                    $    60,000          55

      Sold credit default protection on Computer Associates International, Inc. and receive 0.74%

      Broker, UBS Warburg
      Expires, December 2010                                                    $    60,000         (64)

      Sold credit default protection on Dow Jones CDX North America Investment
      Grade Index Series 5 and receive 0.45%

      Broker, Lehman Brothers Special Finance
      Expires, December 2010                                                    $   320,000         412

      Bought credit default protection on Dow Jones CDX North America
      Investment Grade Index Series 5 and receive 0.45%

      Broker, Lehman Brothers Special Finance
      Expires, December 2010                                                    $   300,000        (176)

      Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation
      Protected Securities (TIPS) adjusted principal.

      Broker, Morgan Stanley Capital Services, Inc.
      Expires, January 2011                                                     $   150,000      (6,848)

      Receive a floating rate based in 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0% from 12/16/05 through expiration and pay a floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston
      Expires, June 2011                                                        $ 1,300,000      (1,165)
      -----------------------------------------------------------------------------------------------------
      TOTAL                                                                                  $  (32,090)
                                                                                             ==========

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                              SHARES                                                                   PERCENT OF
INDUSTRY                                        HELD   COMMON STOCKS                                    VALUE          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABOVE-AVERAGE YIELD
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING                              104,300   Alcoa, Inc.                                    $ 2,547,006             0.2%
PHARMACEUTICALS                              376,000   AstraZeneca Group Plc (d)                       17,709,600             1.6
CAPITAL MARKETS                              893,300   The Bank of New York Co., Inc.                  26,271,953             2.4
DIVERSIFIED TELECOMMUNICATION SERVICES       430,000   BellSouth Corp. (e)                             11,309,000             1.0
CHEMICALS                                    698,800   E.I. du Pont de Nemours & Co.                   27,371,996             2.4
OIL, GAS & CONSUMABLE FUELS                  489,300   Exxon Mobil Corp.                               31,090,122             2.8
METALS & MINING                              128,300   Freeport-McMoRan Copper & Gold, Inc. Class B     6,234,097             0.6
INDUSTRIAL CONGLOMERATES                     664,700   General Electric Co.                            22,380,449             2.0
FOOD PRODUCTS                                391,800   General Mills, Inc.                             18,884,760             1.7
PHARMACEUTICALS                              396,300   GlaxoSmithKline Plc (d)                         20,322,264             1.8
AEROSPACE & DEFENSE                          353,500   Honeywell International, Inc.                   13,256,250             1.2
DIVERSIFIED FINANCIAL SERVICES             1,012,776   JPMorgan Chase & Co.                            34,363,490             3.1
CAPITAL MARKETS                              606,800   Mellon Financial Corp.                          19,399,396             1.7
PHARMACEUTICALS                              398,900   Merck & Co., Inc.                               10,854,069             1.0
PHARMACEUTICALS                              542,800   Pfizer, Inc.                                    13,553,716             1.2
OIL, GAS & CONSUMABLE FUELS                  216,100   Royal Dutch Shell Plc (d)                       14,184,804             1.3
DIVERSIFIED TELECOMMUNICATION SERVICES       562,900   SBC Communications, Inc.                        13,492,713             1.2
DIVERSIFIED TELECOMMUNICATION SERVICES       427,100   Verizon Communications, Inc.                    13,961,899             1.2
COMMERCIAL BANKS                             301,700   Wachovia Corp.                                  14,357,903             1.3
                                                                                                      ------------------------------
                                                                                                      331,545,487            29.7
------------------------------------------------------------------------------------------------------------------------------------
BELOW-AVERAGE PRICE/EARNINGS RATIO
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE                                    690,300   American International Group, Inc.              42,770,988             3.8
COMMERCIAL BANKS                             549,200   Bank of America Corp.                           23,121,320             2.1
HEALTH CARE EQUIPMENT & SUPPLIES             382,700   Baxter International, Inc.                      15,258,249             1.4
DIVERSIFIED FINANCIAL SERVICES               387,420   Citigroup, Inc.                                 17,635,358             1.6
BEVERAGES                                    856,500   Coca-Cola Enterprises, Inc.                     16,701,750             1.5
SPECIALTY RETAIL                           1,078,300   Foot Locker, Inc.                               23,657,902             2.1
INSURANCE                                    700,500   Genworth Financial, Inc. Class A                22,584,120             2.0
COMPUTERS & PERIPHERALS                      540,731   Hewlett-Packard Co.                             15,789,345             1.4
HOUSEHOLD DURABLES                           684,600   Koninklijke Philips Electronics NV              18,265,128             1.6
CONSUMER FINANCE                             460,000   MBNA Corp.                                      11,334,400             1.0
HOTELS, RESTAURANTS & LEISURE                483,100   McDonald's Corp.                                16,179,019             1.5
CAPITAL MARKETS                              612,600   Morgan Stanley                                  33,043,644             3.0
PHARMACEUTICALS                              704,800   Schering-Plough Corp.                           14,836,040             1.3
FOOD PRODUCTS                                208,400   Unilever NV (d)                                 14,890,180             1.3
IT SERVICES                                3,340,100   Unisys Corp. (a)                                22,178,264             2.0
                                                                                                      ------------------------------
                                                                                                      308,245,707            27.6
------------------------------------------------------------------------------------------------------------------------------------
LOW PRICE-TO-BOOK VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT                   2,779,500   3Com Corp. (a)                                 11,340,360              1.0
ELECTRONIC EQUIPMENT & INSTRUMENTS           293,900   Agilent Technologies, Inc. (a)                  9,625,225              0.9
OIL, GAS & CONSUMABLE FUELS                  110,100   Anadarko Petroleum Corp.                       10,542,075              1.0
SOFTWARE                                   1,260,100   Borland Software Corp. (a)                      7,333,782              0.6
MEDIA                                        470,100   Comcast Corp. Special Class A (a)(e)           13,529,478              1.2
MACHINERY                                    191,900   Deere & Co.                                    11,744,280              1.0
ENERGY EQUIPMENT & SERVICES                  305,600   Diamond Offshore Drilling (e)                  18,718,000              1.7
ENERGY EQUIPMENT & SERVICES                  585,500   GlobalSantaFe Corp.                            26,710,510              2.4

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                              SHARES                                                                   PERCENT OF
INDUSTRY                                        HELD   COMMON STOCKS                                     VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LOW PRICE-TO-BOOK VALUE
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS                      889,000   International Paper Co.                           $ 26,492,200           2.4%
HOUSEHOLD PRODUCTS                           367,000   Kimberly-Clark Corp.                                21,847,510           2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT   2,968,300   LSI Logic Corp. (a)                                 29,237,755           2.6
MEDIA                                      1,365,628   Liberty Media Corp. Class A (a)                     10,993,306           1.0
INSURANCE                                    109,800   Marsh & McLennan Cos., Inc.                          3,336,822           0.3
COMMUNICATIONS EQUIPMENT                     764,570   Motorola, Inc.                                      16,889,351           1.5
ROAD & RAIL                                  453,500   Norfolk Southern Corp.                              18,393,960           1.6
AEROSPACE & DEFENSE                          202,200   Northrop Grumman Corp.                              10,989,570           1.0
AEROSPACE & DEFENSE                          651,200   Raytheon Co.                                        24,758,624           2.2
ENERGY EQUIPMENT & SERVICES                  199,200   Rowan Cos., Inc.                                     7,069,608           0.6
INSURANCE                                    768,108   The St. Paul Travelers Cos., Inc.                   34,465,006           3.1
MEDIA                                      1,463,000   Time Warner, Inc.                                   26,494,930           2.4
INDUSTRIAL CONGLOMERATES                   1,003,900   Tyco International Ltd.                             27,958,615           2.5
MEDIA                                        451,700   Walt Disney Co.                                     10,899,521           1.0
                                                                                                      ------------------------------
                                                                                                          379,370,488          34.0
------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT     629,800   Applied Materials, Inc. (e)                         10,681,408           1.0
SOFTWARE                                   1,262,700   BEA Systems, Inc. (a)                               11,339,046           1.0
MEDIA                                              1   Discovery Holding Co. (a)                                   12           0.0
SPECIALTY RETAIL                             921,800   The Gap, Inc.                                       16,066,974           1.4
COMPUTERS & PERIPHERALS                      231,510   International Business Machines Corp.               18,571,732           1.7
MEDIA                                      1,346,500   Interpublic Group of Cos., Inc. (a)(e)              15,673,260           1.4
COMPUTERS & PERIPHERALS                      599,800   Seagate Technology                                   9,506,830           0.9
WIRELESS TELECOMMUNICATION SERVICES          539,500   Sprint Nextel Corp.                                 12,829,310           1.1
                                                                                                      ------------------------------
                                                                                                           94,668,572           8.5
------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL COMMON STOCKS
                                                       (COST - $1,005,321,498)                          1,113,830,254          99.8
------------------------------------------------------------------------------------------------------------------------------------
                                           BENEFICIAL
                                            INTEREST   SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                           $1,841,321  Merrill Lynch Liquidity Series, LLC
                                                       Cash Sweep                                           1,841,321           0.2
                                           49,426,950  Merrill Lynch Liquidity Series, LLC Money
                                                       Market Series (b)(c)                                49,426,950           4.4
------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL SHORT-TERM SECURITIES
                                                       (COST - $51,268,271)                                51,268,271           4.6
------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS  (COST - $1,056,589,769*)      1,165,098,525         104.4
                                                       LIABILITIES IN EXCESS OF OTHER ASSETS              (48,964,095)         (4.4)
                                                                                                      -----------------------------
                                                       NET ASSETS                                     $ 1,116,134,430         100.0%
                                                                                                      =============================

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                      $ 1,070,516,553
                                                       ===============
   Gross unrealized appreciation                       $   157,296,459
   Gross unrealized depreciation                           (62,714,487)
                                                       ---------------
   Net unrealized appreciation                         $    94,581,972
                                                       ===============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY BASIC VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
(a)    Non-income producing security.
(b)    Security was purchased with the cash proceeds from securities loans.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

       -------------------------------------------------------------------------
                                                                      INTEREST
       AFFILIATE                                  NET ACTIVITY         INCOME
       -------------------------------------------------------------------------
       Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I                  $ (60,302,535)      $ 451,281
       Merrill Lynch Liquidity Series,
        LLC Money Market Series                  $ (32,047,050)      $  56,873
       -------------------------------------------------------------------------

(d)    Depositary receipts.
(e)    Security, or a portion of security, is on loan.
       For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                 FACE
                               AMOUNT   ASSET-BACKED SECURITIES+                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                        ACE Securities Corp. (b):
                     USD    1,971,608       Series 2003-OP1 Class A2, 4.40% due 12/25/2033                        $       1,974,613
                            5,200,000       Series 2005-HE6 Class A2B, 4.24% due 10/25/2035                               5,200,000
                               73,440   Advanta Mortgage Loan Trust Series 1999-3 Class A4, 7.75%
                                        due 10/25/2026                                                                       73,882
                            2,075,222   Aegis Asset-Backed Securities Trust Series 2004-1 Class A,
                                        4.39% due 4/25/2034 (b)                                                           2,079,151
                            1,600,000   Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                        4.62% due 2/25/2034 (b)                                                           1,603,068
                            3,704,644   Argent Securities, Inc. Series 2004-W11 Class A3, 4.40%
                                        due 11/25/2034 (b)                                                                3,713,633
                                        Bear Stearns Asset-Backed Securities, Inc.:
                            5,300,000       4.13% due 10/01/2008                                                          5,300,000
                            2,475,433       Series 2004-HE9 Class 1A2, 4.408% due 3/25/2032 (b)                           2,478,817
                            2,000,000       Series 2005-SD1 Class 1A2, 4.34% due 7/25/2027 (b)                            2,004,501
                            1,588,254   CIT Equipment Collateral Series 2003-VT1 Class A3A, 4.13%
                                        due 4/20/2007 (b)                                                                 1,589,038
                                        California Infrastructure Series 1997-1:
                              621,844         PG&E-1  Class A7, 6.42% due 9/25/2008                                         629,116
                              483,343         SCE-1 Class A6, 6.38% due 9/25/2008                                           489,316
                                        Capital Auto Receivables Asset Trust:
                              543,738         Series 2003-2 Class B, 4.25% due 1/15/2009 (b)                                544,636
                              900,000         Series 2004-2 Class D, 5.82% due 5/15/2012                                    894,401
                            6,500,000   Capital One Master Trust Series 2000-4 Class C, 4.77% due
                                        8/15/2008 (a)(b)                                                                  6,506,851
                                        Chase Credit Card Master Trust, Class C (b):
                            3,550,000       Series 2000-3, 4.67% due 1/15/2008                                            3,550,836
                            6,500,000       Series 2003-1, 5.07% due 4/15/2008                                            6,516,224
                                        Countrywide Asset-Backed Certificates (b):
                            2,100,000       Series 2003-2 Class M1, 4.751% due 6/26/2033                                  2,108,740
                            1,019,821       Series 2003-BC3 Class A2, 4.348% due 9/25/2033                                1,021,024
                            1,987,387       Series 2004-5 Class A, 4.488% due 10/25/2034                                  1,997,203
                            1,600,000       Series 2004-5 Class M2, 4.708% due 7/25/2034                                  1,608,233
                            1,750,000       Series 2004-13 Class AF4, 4.583% due 1/25/2033                                1,710,147
                            1,750,000       Series 2004-13 Class MF1, 5.071% due 12/25/2034                               1,717,375
                            1,950,000   Credit-Based Asset Servicing and Securitization Series
                                        2005-CB2 Class AV2, 4.24% due 4/25/2036 (b)                                       1,950,663
                            2,800,000   Equifirst Mortgage Loan Trust Series 2004-2 Class M1, 4.59%
                                        due 7/25/2034 (b)                                                                 2,810,238
                                        First Franklin Mortgage Loan Asset-Backed Certificates
                                        Class A2 (b):
                            1,709,482        Series 2003-FF5 , 2.82% due 3/25/2034                                        1,711,033
                            4,900,000        Series 2004-FF10, 4.438% due 12/25/2032                                      4,914,795
                            2,850,000   GE Dealer Floorplan Master Note Trust Series 2004-2 Class B,
                                        4.29% due 7/20/2009 (b)                                                           2,856,540
                              868,291   HFC Home Equity Loan Asset-Backed Certificates Series
                                        2002-2 Class A, 4.30% due 4/20/2032 (b)                                             868,548
                                        Home Equity Asset Trust (b):
                            3,185,055       Series 2005-1 Class A2, 4.288% due 5/25/2035                                  3,187,456
                            2,370,323       Series 2005-3 Class 1A2, 4.29% due 8/25/2035                                  2,370,268
                            3,327,232   Irwin Home Equity Series 2005-C Class 1A1, 4.298% due
                                        4/25/2030 (b)                                                                     3,327,154

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                FACE
                              AMOUNT    ASSET-BACKED SECURITIES+                                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                        Long Beach Mortgage Loan Trust (b):
                     USD     741,424        Series 2002-4 Class 2A, 4.498% due 11/26/2032                         $         743,335
                           2,214,158        Series 2004-1 Class A3, 4.338% due 2/25/2034                                  2,216,263
                                        Morgan Stanley ABS Capital I, Inc. (b):
                           1,300,000        Series 2003-NC5 Class M2, 6.038% due 4/25/2033                                1,312,889
                           1,936,736        Series 2004-NC1 Class A2, 4.408% due 12/27/2033                               1,944,345
                           1,868,912        Series 2004-NC2 Class A2, 4.338% due 12/25/2033                               1,873,139
                             720,294        Series 2004-WMC1 Class A3, 4.288% due 6/25/2034                                 720,408
                           4,464,662        Series 2005-HE1 Class A2MZ, 4.338% due 12/25/2034                             4,470,349
                           1,691,634        Series 2005-NC2 Class A1MZ, 4.288% due 3/25/2035                              1,691,249
                           1,690,805        Series 2005-NC2 Class A2MZ, 4.288% due 3/25/2035                              1,690,422
                                        New Century Home Equity Loan Trust (b):
                           2,097,884        Series 2004-2 Class A3, 4.288% due 8/25/2034                                  2,098,195
                           3,929,118        Series 2004-3 Class A3, 4.428% due 11/25/2034                                 3,939,964
                           4,197,947        Series 2005-2 Class A2MZ, 4.298% due 6/25/2035                                4,198,653
                                        Option One Mortgage Loan Trust (b):
                           1,323,878        Series 2003-4 Class A2, 4.358% due 7/25/2033                                  1,325,526
                             650,000        Series 2005-1 Class M5, 5.29% due 2/25/2035                                     654,014
                                        Park Place Securities, Inc. Series 2005-WCH1 (b):
                           2,193,411        Class A1B, 4.34% due 1/25/2035                                                2,196,727
                           1,582,209        Class A3D, 4.378% due 1/25/2035                                               1,584,619
                             750,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                        Class M2, 5.51% due 5/25/2035                                                       739,754
                                        Residential Asset Mortgage Products, Inc. (b):
                           3,700,000        Series 2004-RS11 Class A2, 4.31% due 12/25/2033                               3,702,980
                           2,650,000        Series 2005-RS3 Class AI2, 4.21% due 3/25/2035                                2,655,235
                           1,826,426    Residential Asset Securities Corp. Series 2003-KS5 Class
                                        AIIB, 4.328% due 7/25/2033 (b)                                                    1,829,612
                              99,061    Saxon Asset Securities Trust Series 2002-3 Class AV,
                                        4.438% due 12/25/2032 (b)                                                            99,063
                           4,500,000    Soundview Home Equity Loan Trust Series 2005-OPT3 Class A4,
                                        4.34% due 11/25/2035 (b)                                                          4,500,000
                                        Structured Asset Investment Loan Trust (b):
                           3,250,000        Series 2003-BC6 Class M1, 4.79% due 7/25/2033                                 3,265,509
                           1,090,000        Series 2004-8 Class M4, 5.04% due 9/25/2034                                   1,093,955
                           1,554,213    Structured Asset Securities Corp., Series 2004-23XS Class
                                        2A1, 4.338% due 1/25/2035 (b)                                                     1,555,326
                           6,400,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                        4.378% due 2/25/2032 (b)                                                          6,418,632
                             544,579    Whole Auto Loan Trust Series 2004-1 Class D, 5.60% due
                                        3/15/2011                                                                           545,800
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL ASSET-BACKED SECURITIES                                                   138,373,463
                                        (COST - $138,320,332) - 23.3%
------------------------------------------------------------------------------------------------------------------------------------
                                        GOVERNMENT & AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
                           4,840,000    Fannie Mae, 7.125% due 1/15/2030                                                  6,287,024
                           3,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                               3,339,966
                                        U.S. Treasury Bonds:
                           2,280,000         7.50% due 11/15/2016 (c)                                                     2,885,803
                           1,390,000         8.125% due 8/15/2019                                                         1,897,729
                           4,820,000         7.25% due 8/15/2022                                                          6,297,629
                           1,010,000         6.25% due 8/15/2023                                                          1,207,699
                           1,010,000         6.625% due 2/15/2027                                                         1,282,148
                           9,035,000         5.375% due 2/15/2031 (h)                                                    10,122,019

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                FACE
                              AMOUNT    GOVERNMENT & AGENCY OBLIGATIONS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                        U.S. Treasury Inflation Indexed Bonds:
                     USD   3,745,384        3.875% due 1/15/2009                                                  $      4,063,158
                           3,273,268        3.50% due 1/15/2011                                                          3,605,070
                           6,906,397        1.625% due 1/15/2015                                                         6,824,384
                                        U.S. Treasury Notes:
                           9,180,000        7% due 7/15/2006                                                             9,380,813
                          12,100,000        4% due 8/31/2007 (h)                                                        12,058,884
                             910,000        3.75% due 5/15/2008                                                            900,260
                           1,230,000        3.875% due 5/15/2010                                                         1,212,175
                           2,365,000        3.625% due 6/15/2010                                                         2,305,137
                           5,230,000        4.125% due 8/15/2010                                                         5,206,507
                             430,000        5% due 2/15/2011                                                               445,839
                           3,115,000        4.25% due 8/15/2015                                                          3,095,531

------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL GOVERNMENT & AGENCY OBLIGATIONS
                                        (COST - $80,863,053) - 13.9%                                                    82,417,775
------------------------------------------------------------------------------------------------------------------------------------
                                        GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES+
------------------------------------------------------------------------------------------------------------------------------------
                                        Fannie Mae Guaranteed Pass-Through Certificates:
                           7,053,777         4.50%  due 3/01/2020                                                        6,912,243
                           3,188,910         5%  due 11/15/2035 (k)                                                      3,118,154
                          36,031,000         5.50%  due 11/15/2035 (k)                                                  35,963,442
                             368,539         6%  due 2/01/2017                                                             379,160
                           2,545,000         6%  due 11/15/2035 (k)                                                      2,584,766
                           1,658,915         6.50%  due 5/01/2032 - 7/01/2032                                            1,709,866
                                        Freddie Mac Mortgage Participation Certificates:
                          24,232,333         5%  due 10/15/2035 - 11/15/2035 (k)                                        23,704,268
                           1,520,410         5.50%  due 11/01/2017 - 5/01/2019                                           1,543,173
                           3,204,728         5.50%  due 10/01/2034 - 3/01/2035                                           3,206,336
                             556,463         6%  due 4/01/2017                                                             571,948
                          10,323,897         6%  due 11/01/2033 - 5/01/2035                                             10,505,162
                             454,519         6.50%  due 6/01/2016                                                          469,303
                           1,161,397         7%  due 10/01/2031 - 9/01/2032                                              1,213,617
                             335,861         7.50%  due 5/01/2032                                                          356,078
                           1,454,118    Ginnie Mae MBS Certificates., 6.50%
                                        due 4/15/2032 - 9/15/2034                                                        1,512,988
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                        (COST - $94,448,797) - 15.8%                                                    93,750,504
------------------------------------------------------------------------------------------------------------------------------------
                                        NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED             4,128,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4
MORTGAGE                                Class A4, 3.514% due 6/25/2034 (b)                                               4,021,115
OBLIGATIONS - 3.9%         2,200,000    Impac Secured Assets CMN Owner Trust Series 2004-3
                                        Class M1, 4.638% due 11/25/2034 (b)                                              2,208,547
                           4,026,452    Impac Secured Assets Corp. Series 2004-3 Class 1A4,
                                        4.438% due 11/25/2034 (b)                                                        4,035,161
                           4,819,077    RMAC Plc Series 2003-NS2A Class A2C, 4.23% due
                                        9/12/2035 (b)                                                                    4,832,631
                           5,500,000    Residential Accredit Loans, Inc. Series 2005-QS12 Class
                                        A8, 4.388% due 8/25/2035 (b)                                                     5,494,844
                           1,620,757    Structured Asset Securities Corp., Series 2005-GEL2 Class
                                        A, 4.318% due 4/25/2035 (b)                                                      1,620,715
                           1,099,714    Washington Mutual Series 2005-AR2 Class B4, 4.938%
                                        due 1/25/2045 (b)                                                                1,099,714
                                                                                                                  ------------------
                                                                                                                        23,312,727
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                FACE
                              AMOUNT    NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES +                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE- USD   4,100,000    Banc of America Commercial Mortgage, Inc. Series 2005-4                   $      4,071,813
BACKED SECURITIES -                     Class A5A, 4.933% due 7/10/2045
5.6%                       5,200,000    Banc of America Large Loan Series 2003-BBA2 Class A3,
                                        4.29% due 11/15/2015 (b)                                                         5,204,595
                                        Commercial Mortgage Pass-Through Certificates (b):
                           1,232,147        Series 2003-FL8 Class A2, 4.17% due 7/15/2015                                1,232,130
                           2,411,457        Series 2003-FL9 Class A3, 4.29% due 11/15/2015                               2,414,805
                           2,700,000    GS Mortgage Securities Corp. II Series 2005-GG4 Class
                                        A2, 4.475% due 7/10/2039                                                         2,659,277
                           4,180,000    Greenwich Capital Commercial Funding Corp. Series 2004-
                                        GG1 Class A4, 4.755% due 6/10/2036                                               4,158,700
                                        JPMorgan Chase Commercial Mortgage Securities Co.:
                           2,700,000        Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                              2,666,296
                           6,400,000        Series 2005-LDP4 Class A4, 4.918% due 10/15/2042                             6,364,032
                           2,950,000    LB-UBS Commercial Mortgage Trust Series 2005-C3 Class
                                        A5, 4.739% due 7/15/2030                                                         2,892,721
                           1,609,845    Nationslink Funding Corp. Series 1999-2 Class A3, 7.181%
                                        due 6/20/2031                                                                    1,628,232
                                                                                                                  ------------------
                                                                                                                         33,292,601
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                        SECURITIES (COST - $56,893,839) - 9.5%                                          56,605,328
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE &
DEFENSE - 0.9%             2,090,000    BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                              2,063,933
                           1,765,000    Goodrich Corp., 6.60% due 5/15/2009                                              1,862,638
                                        Raytheon Co.:
                             790,000        8.30% due 3/01/2010                                                            896,336
                             700,000        5.50% due 11/15/2012                                                           720,262
                                                                                                                  ------------------
                                                                                                                         5,543,169
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%              585,719    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                        564,933
                             600,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013                     625,259
                             940,000    Southwest Airlines Co., 7.875% due 9/01/2007                                       990,320
                                                                                                                  ------------------
                                                                                                                         2,180,512
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.3%                      DaimlerChrysler NA Holding Corp.:
                           1,255,000        4.75% due 1/15/2008                                                          1,248,389
                             600,000        7.75% due 1/18/2011                                                            664,542
                                                                                                                  ------------------
                                                                                                                         1,912,931
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.5%       3,350,000    Abgenix, Inc., 3.50% due 3/15/2007 (e)                                           3,270,438
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.9%                  The Bear Stearns Cos., Inc.:
                           1,290,000        4.543% due 1/30/2009 (b)                                                     1,296,300
                             375,000        5.70% due 11/15/2014                                                           391,732
                           1,430,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                        1,427,708
                                        Goldman Sachs Group, Inc.:
                           2,845,000        5.70% due 9/01/2012                                                          2,950,783
                           1,355,000        5.25% due 10/15/2013                                                         1,367,232
                                        Lehman Brothers Holdings, Inc.:
                           1,605,000        3.50% due 8/07/2008                                                          1,556,564
                             830,000        Series H, 4.50% due 7/26/2010                                                  818,676
                             285,000    Mellon Funding Corp., 6.40% due 5/14/2011                                          307,069
                           1,400,000    Morgan Stanley, 5.30% due 3/01/2013                                              1,413,941
                                                                                                                  ------------------
                                                                                                                        11,530,005
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.2%           1,270,000    Cytec Industries, Inc., 5.50% due 10/01/2010                                     1,268,095
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                               FACE
INDUSTRY                      AMOUNT    CORPORATE BONDS                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -   USD     780,000    Bank of America Corp., 4.875% due 9/15/2012                               $        779,805
2.2%                         580,000    Bank One Corp., 8% due 4/29/2027                                                   737,771
                           1,250,000    Barclays Bank Plc, 8.55% (a)(b)(f)                                               1,465,064
                             810,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                                888,188
                             725,000    FirstBank Puerto Rico, 7.625% due 12/20/2005                                       726,963
                                        HBOS Plc (a)(b)(f):
                           1,300,000        5.92%                                                                        1,303,167
                           1,300,000        6.41%                                                                        1,295,431
                           1,085,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                          1,113,317
                             425,000    Hudson United Bancorp, 8.20% due 9/15/2006                                         438,271
                             670,000    PNC Bank NA, 5.25% due 1/15/2017                                                   672,776
                             895,000    PNC Funding Corp., 6.125% due 2/15/2009                                            933,043
                             525,000    Popular North America, Inc., 3.875% due 10/01/2008                                 512,026
                           1,535,000    Sovereign Bank, 5.125% due 3/15/2013                                             1,528,105
                             950,000    Wells Fargo & Co., 5% due 11/15/2014                                               952,102
                                                                                                                  ------------------
                                                                                                                        13,346,029
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES                     Aramark Services, Inc.:
& SUPPLIES - 0.4%          1,020,000        6.375% due 2/15/2008                                                         1,052,111
                             610,000        5% due 6/01/2012                                                               595,243
                             710,000    International Lease Finance Corp., 2.95% due 5/23/2006                             703,783
                                                                                                                  ------------------
                                                                                                                         2,351,137
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS                          Harris Corp.:
EQUIPMENT - 0.4%           1,430,000        5% due 10/01/2015                                                            1,410,060
                           1,090,000        6.35% due 2/01/2028                                                          1,142,401
                                                                                                                  ------------------
                                                                                                                         2,552,461
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.0%                 HSBC Finance Corp.:
                             905,000        6.50% due 11/15/2008                                                           950,322
                             955,000        5.875% due 2/01/2009                                                           985,551
                           1,785,000        6.75% due 5/15/2011                                                          1,941,402
                             665,000    MBNA America Bank NA, 4.625% due 8/03/2009                                         663,618
                                        MBNA Corp.:
                             405,000        6.25% due 1/17/2007                                                            412,608
                             250,000        5.625% due 11/30/2007                                                          254,939
                             650,000        4.625% due 9/15/2008                                                           649,526
                                                                                                                  ------------------
                                                                                                                         5,857,966
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL      1,110,000    American Honda Finance Corp., 3.799% due 10/03/2005 (b)                          1,110,000
SERVICES - 3.7%                         Citigroup, Inc.:
                           2,210,000        5.625% due 8/27/2012                                                         2,297,304
                           1,030,000        5.85% due 12/11/2034                                                         1,077,376
                           1,735,000    Ford Motor Credit Co., 7% due 10/01/2013                                         1,608,964
                                        General Electric Capital Corp.:
                           1,525,000        6% due 6/15/2012                                                             1,623,250
                           1,290,000        6.75% due 3/15/2032                                                          1,517,334
                                        JPMorgan Chase & Co.:
                           1,270,000        5.75% due 1/02/2013                                                          1,320,682
                           1,050,000        4.75% due 3/01/2015                                                          1,023,978
                             585,000        4.891% due 9/01/2015 (b)                                                       583,638
                                        Links Finance Corp. (b):
                           1,200,000        Series 54, 4.12% due 9/15/2010                                               1,199,098
                           1,200,000        Series 55, 4.04% due 9/15/2010                                               1,196,404
                                        Sigma Finance Corp. (j):
                           4,850,000        6.29% due 8/15/2011                                                          4,850,000
                           2,400,000        4.20% due 3/31/2014 (b)                                                      2,425,042
                                                                                                                  ------------------
                                                                                                                        21,833,070
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                FACE
INDUSTRY                      AMOUNT    CORPORATE BONDS                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED          USD     600,000    BellSouth Corp., 6% due 11/15/2034                                        $        602,508
TELECOMMUNICATION            828,000    Deutsche Telekom International Finance BV, 5.25% due 7/22/2013                     835,949
SERVICES - 1.3%              925,000    France Telecom SA, 7.75% due 3/01/2011                                           1,050,309
                           1,620,000    GTE Corp., 6.84% due 4/15/2018                                                   1,802,499
                           1,080,000    SBC Communications, Inc., 6.45% due 6/15/2034                                    1,141,576
                           1,105,000    TELUS Corp., 7.50% due 6/01/2007                                                 1,153,898
                             915,000    Verizon Global Funding Corp., 5.85% due 9/15/2035                                  899,854
                                                                                                                  ------------------
                                                                                                                         7,486,593
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -       1,040,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013                              1,064,042
1.9%                       1,335,000    FirstEnergy Corp. Series B, 6.45% due 11/15/2011                                 1,421,461
                             580,000    Florida Power & Light Co., 5.40% due 9/01/2035                                     574,108
                           3,350,000    PPL Capital Funding, 4.852% due 5/18/2006 (b)                                    3,353,832
                             665,000    Pacific Gas & Electric Co., 6.05% due 3/01/2034                                    691,861
                             730,000    Pepco Holdings, Inc., 4% due 5/15/2010                                             700,409
                             860,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                              846,360
                             625,000    Puget Energy, Inc., 5.483% due 6/01/2035                                           608,350
                           1,010,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due
                                        11/15/2013 (a)                                                                   1,084,657
                             235,000    Southern California Edison Co., 4.43% due 1/13/2006 (b)                            235,150
                             620,000    Westar Energy, Inc., 6% due 7/01/2014                                              659,884
                                                                                                                  ------------------
                                                                                                                        11,240,114
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &     1,800,000    Tech Data Corp., 2% due 12/15/2021 (e)                                           1,755,000
INSTRUMENTS - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 0.3%       1,415,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                      1,380,464
                             545,000    SYSCO Corp., 5.375% due 9/21/2035                                                 540,576
                                                                                                                  ------------------
                                                                                                                         1,921,040
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%         945,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                          918,451
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS          610,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015 (a)                             603,022
& LEISURE - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -       1,600,000    American Greetings, 6.10% due 8/01/2028                                          1,634,000
1.0%                                    DR Horton, Inc.:
                           1,545,000        5% due 1/15/2009                                                             1,524,530
                             680,000        6.875% due 5/01/2013                                                           712,460
                             950,000        5.625% due 9/15/2014                                                           915,532
                                        KB Home:
                           1,355,000        5.75% due 2/01/2014                                                          1,283,826
                              65,000        5.875% due 1/15/2015                                                            61,511
                                                                                                                  ------------------
                                                                                                                         6,131,859
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 0.1%           700,000    First Data Corp., 4.50% due 6/15/2010                                              694,975
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -              Tyco International Group SA:
0.5%                       2,075,000        6.75% due 2/15/2011                                                          2,241,222
                             510,000        6.875% due 1/15/2029                                                           585,211
                                                                                                                  ------------------
                                                                                                                         2,826,433
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.4%           1,225,000    AON Corp., 6.95% due 1/15/2007                                                   1,255,153
                           1,500,000    Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                                 1,490,280
                             600,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                                   603,707
                           1,260,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                                      1,376,346
                             425,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                         427,423
                             310,000    Prudential Financial, Inc., 4.104% due 11/15/2006                                   307,858
                           1,280,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                                1,636,301
                           1,015,000    Willis Group North America, Inc., 5.625% due 7/15/2015                            1,008,471
                                                                                                                  ------------------
                                                                                                                          8,105,539
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                FACE
INDUSTRY                      AMOUNT    CORPORATE BONDS                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.3%         USD     585,000    Clear Channel Communications, Inc., 5.50% due 9/15/2014                   $         563,860
                             770,000    Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/2013                   911,039
                             585,000    Cox Communications, Inc., 5.45% due 12/15/2014                                      581,195
                           1,790,000    Historic TW, Inc., 9.125% due 1/15/2013                                           2,185,674
                           1,650,000    Lenfest Communications, Inc., 10.50% due 6/15/2006                                1,708,001
                             550,000    Media General, Inc., 6.95% due 9/01/2006                                            557,636
                             630,000    News America Holdings, 9.25% due 2/01/2013                                          778,126
                             555,000    News America, Inc., 6.75% due 1/09/2038                                             604,041
                                                                                                                  ------------------
                                                                                                                          7,889,572

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%       585,000    Alcan, Inc., 5.75% due 6/01/2035                                                    575,139
                             470,000    Teck Cominco Ltd., 6.125% due 10/01/2035                                            460,895
                             965,000    Textron Financial Corp., 2.75% due 6/01/2006                                        955,398
                                                                                                                  ------------------
                                                                                                                          1,991,432
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES - 0.2%       160,000    Ameren Corp., 4.263% due 5/15/2007                                                  158,587
                                        Dominion Resources, Inc.:
                             510,000        5.95% due 6/15/2035                                                             498,212
                             860,000        Series B, 4.09% due 5/15/2006 (b)                                               861,136
                                                                                                                  ------------------
                                                                                                                          1,517,935
------------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE        615,000    Amerada Hess Corp., 7.125% due 3/15/2033                                            703,866
FUELS - 1.9%                 630,000    Consolidated Natural Gas Co., 5% due 12/01/2014                                     620,960
                             898,667    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                                  889,060
                             755,000    Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                               761,325
                             785,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                              819,075
                             695,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                                     698,307
                           3,350,000    Pemex Project Funding Master Trust, 5.17%
                                        due 6/15/2010 (a)(b)                                                              3,485,675
                             695,000    Tengizchevroil Finance Co. SARL, 6.124%
                                        due 11/15/2014 (a)                                                                  710,638
                             395,000    Texaco Capital, Inc., 8.625% due 6/30/2010                                          462,155
                           2,110,000    Ultramar Diamond Shamrock Corp., 6.75%
                                        due 10/15/2037                                                                    2,256,337
                                                                                                                  ------------------
                                                                                                                         11,407,398
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST             1,260,000    Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                           1,431,914
PRODUCTS - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%     1,815,000    Wyeth, 5.50% due 3/15/2013                                                        1,861,391
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%           575,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                           593,962
                             700,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                           705,386
                             775,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                             811,775
                           1,165,000    Simon Property Group LP, 5.10% due 6/15/2015                                      1,141,920
                             935,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                             928,036
                                                                                                                  ------------------
                                                                                                                          4,181,079
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.3%           500,000    CSX Corp., 6.75% due 3/15/2011                                                      541,778
                             445,000    Canadian National Railway Co., 6.90% due 7/15/2028                                  526,018
                             655,000    Norfolk Southern Corp., 7.05% due 5/01/2037                                         782,796
                                                                                                                  ------------------
                                                                                                                          1,850,592
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE           890,000    Washington Mutual, Inc., 4.20% due 1/15/2010                                        868,548
FINANCE - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS                     706,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                                   952,957
TELECOMMUNICATION
SERVICES - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL CORPORATE BONDS
                                        (COST - $146,501,871) - 24.8%                                                   147,281,657
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                      FACE
                                    AMOUNT      MUNICIPAL BONDS                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
TEXAS - 0.2%                 USD   1,270,000    Dallas, Texas, General Obligations,
                                                Series C, 5.25% due 2/15/2024                                     $ 1,269,886
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL MUNICIPAL BONDS (COST - $1,270,000) - 0.2%                    1,269,886
------------------------------------------------------------------------------------------------------------------------------------
                                                FOREIGN GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
                             EUR   3,190,000    Bundesobligation Series 143, 3.50% due 10/10/2008                   3,955,972
                             USD   1,965,000    Italy Government International Bond, 4.50%
                                                due 1/21/2015                                                       1,931,491
                                                Mexico Government International Bond:
                                   1,870,000      9.875% due 2/01/2010                                              2,224,365
                                   1,010,000      6.375% due 1/16/2013                                              1,074,640
                                     565,000      5.875% due 1/15/2014                                                584,210
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL FOREIGN GOVERNMENT OBLIGATIONS                                9,770,678
                                                (COST - $9,422,741) - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.1%              665,000    BAC Capital Trust VI, 5.625% due 3/08/2035                            647,717
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC                             585,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)               591,475
UTILITIES - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
OIL, GAS &                           660,000    Pemex Project Funding Master Trust., 7.375%
CONSUMABLE FUELS - 0.1%                          due 12/15/2014                                                       732,600
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL CAPITAL TRUSTS (COST - $1,936,951) - 0.3%                     1,971,792
------------------------------------------------------------------------------------------------------------------------------------
                                      SHARES
                                        HELD    PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE                    38,800    Fannie Mae, 7%                                                      2,126,725
FINANCE - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL PREFERRED STOCKS  (COST - $2,158,250) - 0.4%                  2,126,725
------------------------------------------------------------------------------------------------------------------------------------
                                        FACE
                                      AMOUNT    TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE &                  USD   3,685,000    RC Trust I, 7% due 5/15/2006                                        3,701,125
DEFENSE - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL TRUST PREFERRED   (COST - $3,759,143) - 0.6%                  3,701,125
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL PREFERRED SECURITIES
                                                (COST - $7,854,344) - 1.3%                                          7,799,642
------------------------------------------------------------------------------------------------------------------------------------
                                                SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER ** -             25,800,000    Abbott Laboratories, 3.70% due 10/11/2005                          25,770,832
21.6%                             30,000,000    Atlantic Asset Securitization Corp., 3.76% due 10/21/2005          29,934,375
                                  22,500,000    Polonius Inc., 3.72% due 10/11/2005                                22,474,425
                                   6,900,000    Rabobank USA Financial Corp., 3.75% due 10/11/2005                  6,892,094
                                   3,800,000    SanPaolo IMI U.S. Financial Co., 3.60% due 10/04/2005               3,798,480
                                  19,265,000    Swedbank (ForeningsSparbanken), 3.71% due 10/07/2005               19,251,102
                                  20,600,000    UBS Finance (Delaware) Inc., 3.74% due 10/05/2005                  20,589,443
                                                                                                                -------------
                                                                                                                  128,710,751
------------------------------------------------------------------------------------------------------------------------------------
                         BENEFICIAL INTEREST
------------------------------------------------------------------------------------------------------------------------------------
                           USD    22,642,500    Merrill Lynch Liquidity Series,
------------------------------------------------------------------------------------------------------------------------------------
                                                LLC Money Market Series (g)(i)                                     22,642,500
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL SHORT-TERM SECURITIES                                       151,353,251
                                                (COST - $151,353,251) - 25.4%

------------------------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF
                                   CONTRACTS    OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED -                 271    Five-Year U.S. Treasury Note,
0.0%                                            expiring October 2005 at USD 107                                       71,984
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL  OPTIONS PURCHASED                                               71,984
                                                (PREMIUMS PAID - $119,576)  - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENTS  (COST - $687,047,804) - 115.8%                 688,694,168
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                    NUMBER OF
                                    CONTRACTS    OPTIONS WRITTEN                                         VALUE
----------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS WRITTEN - 0.0%            57++      Swaption, expiring January 2006 at 4.25%,             $ (28,500)
                                                 Broker UBS Warburg (d)

                                       13++      Swaption, expiring December 2005 at 4.21%,              (60,996)
                                                 Broker Credit Suisse First Boston (d)

                                      542        Five-Year U.S. Treasury Notes, expiring
                                                 October 2005 at USD 108                                 (16,938)
                                                                                                       ---------------
                                                                                                         (106,434)

----------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS WRITTEN - (0.1%)           57++      Swaption, expiring January 2006 at 4.25%,               (256,500)
                                                  Broker UBS Warburg (d)

                                       13++      Swaption, expiring December 2005 at  5.11%,             (12,584)
                                                  Broker Credit Suisse First Boston (d)
                                                                                                       ----------------
                                                                                                         (269,084)

----------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL  OPTIONS WRITTEN                                  (375,518)
                                                 (PREMIUMS RECEIVED - $369,417)  - (0.1%)
----------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                 (COST - $686,678,387*)  - 115.7%                         688,318,650
                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7%)          (93,442,187)
                                                                                                        -----------------
                                                 NET ASSETS - 100.0%                                    $  594,876,463
                                                                                                        =================
----------------------------------------------------------------------------------------------------------------------------

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a normal amount of $1,000,000.
* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                             $ 687,066,772
                                                           ==============
Gross unrealized appreciation                              $   4,842,326
Gross unrealized depreciation                                 (3,590,448)
                                                           --------------
Net unrealized appreciation                                $   1,251,878
                                                           ==============

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.
(e)   Convertible security.
(f)   The security is a perpetual bond and has no stated maturity date.
(g)   Security was purchased with the cash proceeds from securities loans.
(h)   Security, or a portion of security, is on loan.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


----------------------------------------------------------------------------------------------------------
                                                        NET                    INTEREST/DIVIDEND
AFFILIATE                                            ACTIVITY                       INCOME
----------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC

Money Market Series                                $  22,642,500                  $ 55,113
Merrill Lynch Premier Institutional Fund              20,332,500                  $  1,339
----------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

(j) Restricted securities as to resale, representing 1.2% of net assets were as follows:
--------------------------------------------------------------------------------

                                                   ACQUISITION
ISSUE                                                 DATE                COST                            VALUE
--------------------------------------------------------------------------------------------------------------------------
Sigma Finance Corp., 6.29% due 8/15/2011            2/13/2004          $ 4,850,000                     $ 4,850,000
Sigma Finance Corp., 4.20% due 3/31/2014            3/26/2004            2,400,000                        2,425,042
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                  $ 7,250,000                     $ 7,275,042
                                                                       ===============================================

(k) All or a portion of security represents a "to-be-announced" transaction, with a commitment to purchase the security for which all specific information is not available at this time.

Financial futures contracts purchased as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------

NUMBER OF                                                      EXPIRATION              FACE              UNREALIZED
CONTRACTS                           ISSUE                        DATE                  VALUE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
   96                  Five-Year  U.S. Treasury Note           December 2005        $ 10,321,109         $ (62,609)
--------------------------------------------------------------------------------------------------------------------------

Financial futures contracts sold as of September 30, 2005 were as follows:

--------------------------------------------------------------------------------

NUMBER OF                                                             EXPIRATION             FACE                    UNREALIZED
CONTRACTS                           ISSUE                                DATE                VALUE                  APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
  349                        10-Year U.S. Treasury Note               December 2005       $ 38,789,026                $ 426,292
   55                        30-Year U.S. Treasury Note               December 2005       $  6,364,378                   72,034
------------------------------------------------------------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION - NET                                                                                   $ 498,326
                                                                                                                     ===========

Forward foreign exchange contracts as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------
FOREIGN CURRENCY                              SETTLEMENT            UNREALIZED
SOLD                                            DATE               APPRECIATION
--------------------------------------------------------------------------------
EUR   3,302,317                              October 2005           $ 95,921
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON
FORWARD FOREIGN EXCHANGE CONTRACTS
(USD COMMITMENT - $4,079,719)                                       $ 95,921
                                                                  ==============

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Currency Abbreviations:
EUR       Euro
USD       U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

      Swaps outstanding as of September 30, 2005 were as follows:
      ----------------------------------------------------------

                                                                                                          UNREALIZED
                                                                                  NOTIONAL               APPRECIATION
                                                                                   AMOUNT               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance

      Expires October 2005                                                        $13,300,000                 -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.12%

      Broker, UBS Warburg

      Expires October 2005                                                        $12,100,000                 -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.05%

      Broker, UBS Warburg

      Expires October 2005                                                        $15,850,000                 -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance

      Expires November 2005                                                       $35,600,000                 -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.03%

      Broker, Lehman Brothers Special Finance

      Expires November 2005                                                       $36,200,000                 -

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005              (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                             UNREALIZED

                                                                                    NOTIONAL                APPRECIATION
                                                                                     AMOUNT                (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

      Broker, Lehman Brothers Special Finance

      Expires December 2005                                                         $26,700,000                  -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

      Broker, UBS Warburg

      Expires December 2005                                                         $16,850,000                  -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

      Broker, Lehman Brothers Special Finance

      Expires February 2006                                                         $36,400,000                  -

      Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers CMBS Investment Grade Index and pay a floating rate based on 1-month LIBOR minus 0.05%

      Broker, UBS Warburg

      Expires February 2006                                                         $  8,400,000                 -

      Bought credit default protection on Aon Corp., Inc. and pay
      0.37%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2007                                                          $  1,345,000               $ (5,470)

      Pay a fixed rate of 2.8025% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase

      Expires January 2007                                                          $  1,345,000                29,535

      Receive a fixed rate of 4.095% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires September 2007                                                        $48,000,000                (408,464)

      Sold credit default protection on Sprint Corporation and receive
      1.50%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2008                                                        $  1,980,000                77,176

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                                  UNREALIZED

                                                                                     NOTIONAL                    APPRECIATION
                                                                                      AMOUNT                    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Comcast Cable Communications,
      Inc. and receive 1.15%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2008                                                        $  1,980,000                 $ 49,466

      Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation
      Protected Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase Bank

      Expires January 2009                                                          $  4,062,000                 (122,300)

      Sold credit default protection on Raytheon Co. and receive 0.73%

      Broker, JPMorgan Chase Bank

      Expires March 2009                                                            $     770,000                12,700

      Bought credit default protection on Boeing Capital Corp. and pay
      0.48%

      Broker, JPMorgan Chase Bank

      Expires March 2009                                                            $     770,000                (8,846)

      Sold credit default protection on Nextel Communications, Inc. and receive 1.72%

      Broker, JPMorgan Chase Bank

      Expires September 2009                                                        $  1,365,000                 74,889

      Sold credit default protection on Dow Jones CDX North America
      Investment Grade High Volatility Index Series 2 and receive 1.15%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires September 2009                                                        $  5,380,000                (6,439)

      Bought credit default protection on Hewlett-Packard Co. and pay
      0.31%

      Broker, Lehman Brothers Special Finance

      Expires December 2009                                                         $  1,375,000                (4,250)

      Bought credit default protection on Petroleos Mexicanos and pay
      1.09%

      Broker, Lehman Brothers Special Finance

      Expires December 2009                                                         $  2,720,000                (32,621)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                                      UNREALIZED
                                                                                                        NOTIONAL     APPRECIATION
                                                                                                         AMOUNT     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Mexico Government
      International Bond and receive 0.92%

      Broker, Lehman Brothers Special Finance

      Expires December 2009                                                                         $  2,720,000         $ 34,710

      Sold credit default protection on Computer Associates International, Inc.

      Broker, Lehman Brothers Special Finance

      Expires December  2009                                                                        $  1,375,000           10,010

      Bought credit default protection on Morgan Stanley and pay
      0.47%

      Broker, HSBC Bank USA

      Expires June 2010                                                                             $    720,000           (6,661)

      Bought credit default protection on Valero Energy Corp. and pay
      1.03%

      Broker, Deutsche Bank AG

      Expires June 2010                                                                             $    720,000          (18,635)

      Bought credit default protection on Devon Energy Corp. and pay
      0.48%

      Broker, Deutsche Bank AG

      Expires June  2010                                                                            $  1,440,000           (8,328)

      Sold credit default protection on BellSouth Corp. and receive
      0.26%

      Broker, Lehman Brothers Special Finance

      Expires June 2010                                                                             $    695,000              801

      Bought credit default protection on Devon Energy Corp. and pay
      0.50%

      Broker, Lehman Brothers Special Finance

      Expires June 2010                                                                             $  1,440,000           (9,552)

      Bought credit default protection on Valero Energy Corp. and pay
      1.00%

      Broker, Lehman Brothers Special Finance

      Expires June 2010                                                                             $    720,000          (18,635)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                           UNREALIZED
                                                                                       NOTIONAL           APPRECIATION
                                                                                        AMOUNT           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Goldman Sachs Group, Inc. and pay
      0.45%

      Broker, Lehman Brothers Special Finance

      Expires June 2010                                                              $     695,000          $ (5,866)

      Bought credit default protection on JPMorgan Chase & Co. and pay 0.44%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2010                                                              $     695,000          (5,862)

      Sold credit default protection on Wells Fargo & Co. and receive
      0.20%

      Broker, Deutsche Bank AG

      Expires June 2010                                                              $     695,000         2,169

      Sold credit default protection on Dow Jones CDX North America Investment
      Grade Index Series 4 and receive 0.40%

      Broker, Lehman Brothers Special Finance

      Expires June 2010                                                              $   6,970,000         (1,831)

      Sold credit default protection on J. C. Penney Company, Inc. and receive 0.86%

      Broker, Lehman Brothers Special Finance

      Expires September 2010                                                         $  1,350,000          (14,665)

      Bought credit default protection on Ford Motor Credit Co. and pay 4.21%

      Broker, UBS Warburg

      Expires September 2010                                                         $     675,000         2,755

      Bought credit default protection on Ford Motor Credit Co. and pay 4.31%

      Broker, UBS Warburg

      Expires September 2010                                                         $  1,350,000          201

      Sold credit default protection on Royal Caribbean Cruises Ltd. and receive 1.03%

      Broker, Lehman Brothers Special Finance

      Expires September 2010                                                         $  1,350,000          (12,844)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                           UNREALIZED
                                                                                      NOTIONAL            APPRECIATION
                                                                                       AMOUNT            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on J. C. Penney Company, Inc. and receive 0.95%

      Broker, UBS Warburg
      Expires September 2010                                                       $    675,000            $ (4,684)

      Sold credit default protection on Royal Caribbean Cruises Ltd. And receive 1.13%

      Broker, UBS Warburg
      Expires September 2010                                                       $    675,000              (3,499)

      Sold credit default protection on General Motors Acceptance
      Corp. and receive 4.45%

      Broker, UBS Warburg
      Expires September 2010                                                       $    675,000             (17,239)

      Sold credit default protection on General Motors Acceptance
      Corp. and receive 4.55%

      Broker, UBS Warburg
      Expires September 2010                                                       $  1,350,000             (29,327)

      Bought credit default protection on Alltel Corp. and pay 0.40%

      Broker, Deutsche Bank AG
      Expires December 2010                                                        $  2,785,000              (1,966)

      Sold credit default protection on CSX Corp. and receive 0.34%

      Broker, JPMorgan Chase Bank
      Expires December 2010                                                        $  1,395,000                (636)

      Bought credit default protection on Sara Lee Corp. and pay 0.57%

      Broker, Lehman Brothers Special Finance
      Expires December 2010                                                        $  1,395,000               1,908

      Bought credit default protection on ConAgra Foods, Inc. and pay 0.57%

      Broker, Lehman Brothers Special Finance
      Expires December 2010                                                        $  1,395,000               1,908

      Bought credit default protection on HJ Heinz Co. and pay 0.37%

      Broker, UBS Warburg
      Expires December 2010                                                         $13,395,000                 (14)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                                   UNREALIZED
                                                                                 NOTIONAL                        APPRECIATION
                                                                                  AMOUNT                        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Goodrich Corp. and receive
      0.44%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,395,000                   $ (1,918)

      Bought credit default protection on Campbell Soup Co. and pay
      0.26%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,395,000                       1,289

      Bought credit default protection on General Mills, Inc. and pay
      0.35%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,395,000                       1,281

      Bought credit default protection on Ford Motor Credit Co. and pay
      4.40%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,350,000                        (151)

      Bought credit default protection on Albertson's, Inc. and pay
      3.18%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                       $  1,385,000                       5,248

      Sold credit default protection on Tyco International Ltd. and receive 0.43%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,395,000                     (4,496)

      Sold credit default protection on General Motors Acceptance
      Corp. and receive 5.10%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,350,000                     (5,137)

      Sold credit default protection on Lehman Brothers Holdings, Inc.
      and receive 0.271%

      Broker, UBS Warburg
      Expires December 2010                                                       $  1,395,000                       1,288


FAM VARIABLE SERIES FUNDS, INC. - MERCURY CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                                                       UNREALIZED
                                                                                  NOTIONAL            APPRECIATION
                                                                                   AMOUNT            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Computer Associates
      International, Inc. and receive 0.74%

      Broker, UBS Warburg
      Expires December 2010                                                     $  1,395,000            $ (1,484)

      Sold credit default protection on Dow Jones CDX North America
      Investment Grade Index Series 5 and receive 0.45%

      Broker, Lehman Brothers Special Finance
      Expires December 2010                                                     $  7,440,000               9,574

      Bought credit default protection on Dow Jones CDX North
      America Investment Grade Index Series 5 and receive 0.45%

      Broker, Lehman Brothers Special Finance
      Expires December 2010                                                     $  6,970,000              (4,093)

      Receive a fixed rate of 4.17% and pay 3.50% on Treasury
      Inflation Protected Securities (TIPS) adjusted principal

      Broker, Morgan Stanley Capital Services, Inc.
      Expires January 2011                                                      $  3,500,000            (159,803)

      Receive a floating rate based on 1-month LIBOR plus 0.47%, which is capped at a fixed coupon of 6.0% from 12/16/05 through expiration and pay a floating rate based on 1-month LIBOR

      Broker, Credit Suisse First Boston
      Expires January 2011                                                       $32,000,000             (28,585)
----------------------------------------------------------------------------------------------------------------------
      TOTAL                                                                                           $ (637,393)
                                                                                                     ====================

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND Schedule of Investments as of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      FACE                                                INTEREST         MATURITY
                                    AMOUNT    ISSUE                                         RATE*            DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
BANK NOTES - 2.1%                $3,500,000   Bank of America, NA                           3.81%          8/10/2006    $ 3,500,000
                                  2,600,000   LaSalle National Bank                         4.10           7/26/2006      2,591,433
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL BANK NOTES                                                            6,091,433
                                              (COST - $6,100,000)
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 9.9%    6,000,000   American Express Centurion Bank               3.64          10/04/2005      6,000,000
                                  9,000,000   First Tennessee Bank NA                       3.70          10/14/2005      9,000,000
                                 13,000,000   Wells Fargo Bank, NA                          3.74          10/19/2005     13,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL CERTIFICATES OF DEPOSIT
                                              (COST - $28,000,000)                                                       28,000,000
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 49.8%          8,000,000   Blue Ridge Asset Funding Corp.                3.75          10/18/2005      7,987,500
                                  1,579,000   CAFCO, LLC                                    3.81          11/10/2005      1,572,650
                                  5,000,000   CC (USA) Inc. (Centauri)                      3.67          10/17/2005      4,992,883
                                  4,000,000   CC (USA) Inc. (Centauri)                      3.77          11/15/2005      3,981,988
                                  5,000,000   CC (USA) Inc. (Centauri)                      3.39          12/01/2005      4,966,560
                                  1,250,000   CRC Funding, LLC                              3.64          10/11/2005      1,248,989
                                  8,000,000   CRC Funding, LLC                              3.75          10/21/2005      7,985,000
                                  3,196,000   CRC Funding, LLC                              3.68          11/02/2005      3,186,199
                                  5,000,000   Chariot Funding LLC                           3.64          10/04/2005      4,999,494
                                  3,000,000   Chariot Funding LLC                           3.65          10/12/2005      2,997,262
                                  3,747,000   Chariot Funding LLC                           3.75          10/19/2005      3,740,755
                                 10,000,000   Edison Asset Securitization, LLC              3.28          11/01/2005      9,970,276
                                  4,000,000   Edison Asset Securitization, LLC              3.75          12/08/2005      3,970,068
                                  5,000,000   FCAR Owner Trust                              3.68          10/17/2005      4,992,825
                                  5,000,000   FCAR Owner Trust                              3.75          10/18/2005      4,992,208
                                  3,056,000   Falcon Asset Securitization Corp.             3.76          10/24/2005      3,049,297
                                  5,000,000   Jupiter Securitization Corp.                  3.67          10/18/2005      4,992,354
                                  1,700,000   Morgan Stanley (a)                            4.018          2/21/2006      1,700,000
                                  1,500,000   Morgan Stanley (a)                            4.018          3/03/2006      1,500,000
                                  9,000,000   New Center Asset Trust                        3.68          11/01/2005      8,973,320
                                  3,300,000   New Center Asset Trust                        3.71          11/08/2005      3,287,724
                                  1,670,000   Park Avenue Receivables Corp.                 3.60          10/03/2005      1,670,000
                                  6,000,000   Park Avenue Receivables Corp.                 3.68          10/12/2005      5,994,480
                                  2,011,000   Park Avenue Receivables Corp.                 3.76          10/19/2005      2,007,639
                                  4,000,000   Park Avenue Receivables Corp.                 3.76          10/24/2005      3,991,227
                                  5,010,000   Preferred Receivables Funding Corp.           3.76          11/02/2005      4,994,302
                                  3,267,000   Ranger Funding Co. LLC                        3.75          10/20/2005      3,261,215
                                  6,975,000   Southern Company Funding Corp.                3.75          10/12/2005      6,968,461
                                  5,019,000   White Pine Corp.                              3.75          10/25/2005      5,007,467
                                  9,087,000   White Pine Corp.                              3.50          12/12/2005      9,014,840
                                  1,033,000   Yorktown Capital, LLC                         3.64          10/03/2005      1,033,000
                                  2,157,000   Yorktown Capital, LLC                         3.73          10/17/2005      2,153,846
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL COMMERCIAL PAPER
                                              (COST - $141,205,419)                                                     141,183,829
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS - 9.0%         5,000,000   Allstate Life Insurance Co. (a)(b)            3.793        11/01/2005       5,000,000
                                  5,000,000   Metropolitan Life Insurance Co. (a)(b)        3.793         4/03/2006       5,000,000
                                 10,500,000   Monumental Life Insurance Co. (a)(b)          3.853         5/22/2006      10,500,000
                                  5,000,000   New York Life Insurance Co. (a)(b)            3.92          5/26/2006       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FUNDING AGREEMENTS
                                              (COST - $25,500,000)                                                       25,500,000
------------------------------------------------------------------------------------------------------------------------------------
MASTER NOTES - 0.8%               2,300,000   Beta Finance Inc.                             3.45          1/05/2006       2,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL MASTER NOTES
                                               (COST - $2,298,974)                                                        2,300,000
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      FACE                                                INTEREST         MATURITY
                                    AMOUNT    ISSUE                                         RATE*            DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES - 9.9%         $2,000,000   Citigroup Global Markets, Inc.                6.75%        12/01/2005     $ 2,007,840
                                  8,695,000   General Electric Capital Corp. (a)            3.889         9/15/2006       8,695,000
                                  4,100,000   Goldman Sachs Group, Inc. (a)                 3.758        10/13/2006       4,100,000
                                  1,500,000   MetLife Funding, Inc. (a)                     3.67         10/06/2006       1,500,000
                                  1,750,000   MetLife Funding, Inc. (a)                     3.828        10/13/2006       1,750,000
                                  2,500,000   National City Bank (a)                        2.50          4/17/2006       2,475,965
                                  2,844,000   Old Kent Financial Corp. (a)                  6.625        11/15/2005       2,851,430
                                  1,900,000   Pfizer, Inc. (a)                              3.66         11/04/2005       1,900,000
                                  2,700,000   Procter & Gamble Co. (a)                      3.788        10/10/2006       2,700,297
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL MEDIUM-TERM NOTES
                                              (COST - $27,995,321)                                                       27,980,532
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY            3,000,000   Fannie Mae                                    4.00          8/08/2006       2,990,889
& INSTRUMENTALITY
OBLIGATIONS - DISCOUNT - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT AGENCY
                                              & INSTRUMENTALITY                                                           2,990,889
                                              OBLIGATIONS - DISCOUNT
                                              (COST - $3,000,000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY            8,275,000   Fannie Mae (a)                                3.678        12/09/2005       8,273,729
& INSTRUMENTALITY                 1,250,000   Fannie Mae                                    2.25          2/28/2006       1,241,438
OBLIGATIONS -                     1,000,000   Fannie Mae                                    3.00          9/20/2006         987,256
NON-DISCOUNT - 16.6%              5,100,000   Federal Farm Credit Banks (a)                 3.732         2/21/2006       5,099,606
                                  5,000,000   Federal Home Loan Banks (a)                   3.645         5/10/2006       4,998,940
                                  5,000,000   Federal Home Loan Banks (a)                   3.69          5/19/2006       4,999,390
                                  2,500,000   Federal Home Loan Banks (a)                   3.25          7/21/2006       2,479,017
                                  2,605,000   Federal Home Loan Banks (a)                   2.375         8/15/2006       2,561,859
                                  4,000,000   Federal Home Loan Banks (a)                   3.702         8/21/2006       3,997,899
                                  2,500,000   Federal Home Loan Banks (a)                   3.80         12/29/2006       2,482,573
                                  1,000,000   Federal Home Loan Banks                       3.45          1/10/2007         988,475
                                  1,000,000   Federal Home Loan Banks (a)                   4.00          6/13/2007         992,351
                                    800,000   Federal Home Loan Banks                       4.21          9/14/2007         796,065
                                  1,300,000   Freddie Mac                                   2.29         10/28/2005       1,298,639
                                  1,300,000   Freddie Mac                                   2.41         11/04/2005       1,298,540
                                  1,800,000   Freddie Mac (a)                               3.82          7/14/2006       1,790,339
                                  1,300,000   Freddie Mac                                   4.45          9/28/2007       1,293,378
                                    600,000   Freddie Mac                                  4.595         10/05/2007         600,000
                                  1,000,000   Freddie Mac                                  4.625         10/05/2007       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT AGENCY &
                                              INSTRUMENTALITY OBLIGATIONS -
                                              NON-DISCOUNT (COST - $47,266,401)                                          47,179,494
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.5%     $4,310,000   UBS Securities LLC, purchased on
                                              9/30/2005 to yield  3.83% to
                                              10/03/2005, repurchased price
                                              $4,311,376 collateralized by
                                              Resolution Funding STRIPS***,
                                              due 1/15/2006.                                                              4,310,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL REPURCHASE AGREEMENTS
                                              (COST - $4,310,000)                                                         4,310,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS
                                              (COST - $285,676,115**)  - 100.6%                                         285,536,177
                                              LIABILITIES IN EXCESS OF
                                              OTHER ASSETS - (0.6%)                                                      (1,784,352)
                                                                                                                       ------------
                                              NET ASSETS - 100.0%                                                      $283,751,825
                                                                                                                       ============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
         * Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes: the interest rates shown are the rates in effect at September 30, 2005.

         ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

                  Aggregate cost                       $ 285,676,115
                                                       =============
                  Gross unrealized appreciation        $       3,328
                  Gross unrealized depreciation             (143,266)
                                                       -------------
                  Net unrealized depreciation          $    (139,938)
                                                       =============

         ***      Separately Traded Registered Interest and Principal of
                  Securities.

         (a)      Variable rate notes.

         (b) Restricted securities as to resale, representing 9.0% of net assets were as follows:

                                                                                     ACQUISITION
                  ISSUE                                                                  DATE            COST           VALUE
                  --------------------------------------------------------------------------------------------------------------
                  Allstate Life Insurance Co., 3.793% due 11/01/2005*                 11/01/2004     $ 5,000,000     $ 5,000,000
                  Metropolitan Life Insurance Co., 3.793% due 4/03/2006*               4/01/2005       5,000,000       5,000,000
                  Monumental Life Insurance Co., 3.853% due 5/22/2006*                 4/26/2005      10,500,000      10,500,000
                  New York Life Insurance Co., 3.92% due 5/26/2006*                    5/27/2005       5,000,000       5,000,000
                  --------------------------------------------------------------------------------------------------------------
                  TOTAL                                                                              $25,500,000     $25,500,000
                                                                                                     ===========     ===========
                  --------------------------------------------------------------------------------------------------------------

                  * Variable rate notes.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         FACE                                           INTEREST       MATURITY
                                       AMOUNT              ISSUE                          RATE*          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
BANK NOTES - 2.1%                  $3,500,000   Bank of America, NA                        3.81%       8/10/2006      $ 3,500,000
                                    2,600,000   LaSalle National Bank                      4.10        7/26/2006        2,591,433
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL BANK NOTES                                                        6,091,433
                                                (COST - $6,100,000)
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 9.9%      6,000,000   American Express Centurion Bank            3.64       10/04/2005        6,000,000
                                    9,000,000   First Tennessee Bank NA                    3.70       10/14/2005        9,000,000
                                   13,000,000   Wells Fargo Bank, NA                       3.74       10/19/2005       13,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL CERTIFICATES OF DEPOSIT                                          28,000,000
                                                (COST - $28,000,000)
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 49.8%            8,000,000   Blue Ridge Asset Funding Corp.             3.75       10/18/2005        7,987,500
                                    1,579,000   CAFCO, LLC                                 3.81       11/10/2005        1,572,650
                                    5,000,000   CC (USA) Inc. (Centauri)                   3.67       10/17/2005        4,992,883
                                    4,000,000   CC (USA) Inc. (Centauri)                   3.77       11/15/2005        3,981,988
                                    5,000,000   CC (USA) Inc. (Centauri)                   3.39       12/01/2005        4,966,560
                                    1,250,000   CRC Funding, LLC                           3.64       10/11/2005        1,248,989
                                    8,000,000   CRC Funding, LLC                           3.75       10/21/2005        7,985,000
                                    3,196,000   CRC Funding, LLC                           3.68       11/02/2005        3,186,199
                                    5,000,000   Chariot Funding LLC                        3.64       10/04/2005        4,999,494
                                    3,000,000   Chariot Funding LLC                        3.65       10/12/2005        2,997,262
                                    3,747,000   Chariot Funding LLC                        3.75       10/19/2005        3,740,755
                                   10,000,000   Edison Asset Securitization, LLC           3.28       11/01/2005        9,970,276
                                    4,000,000   Edison Asset Securitization, LLC           3.75       12/08/2005        3,970,068
                                    5,000,000   FCAR Owner Trust                           3.68       10/17/2005        4,992,825
                                    5,000,000   FCAR Owner Trust                           3.75       10/18/2005        4,992,208
                                    3,056,000   Falcon Asset Securitization Corp.          3.76       10/24/2005        3,049,297
                                    5,000,000   Jupiter Securitization Corp.               3.67       10/18/2005        4,992,354
                                    1,700,000   Morgan Stanley (a)                         4.018       2/21/2006        1,700,000
                                    1,500,000   Morgan Stanley (a)                         4.018       3/03/2006        1,500,000
                                    9,000,000   New Center Asset Trust                     3.68       11/01/2005        8,973,320
                                    3,300,000   New Center Asset Trust                     3.71       11/08/2005        3,287,724
                                    1,670,000   Park Avenue Receivables Corp.              3.60       10/03/2005        1,670,000
                                    6,000,000   Park Avenue Receivables Corp.              3.68       10/12/2005        5,994,480
                                    2,011,000   Park Avenue Receivables Corp.              3.76       10/19/2005        2,007,639
                                    4,000,000   Park Avenue Receivables Corp.              3.76       10/24/2005        3,991,227
                                    5,010,000   Preferred Receivables Funding Corp.        3.76       11/02/2005        4,994,302
                                    3,267,000   Ranger Funding Co. LLC                     3.75       10/20/2005        3,261,215
                                    6,975,000   Southern Company Funding Corp.             3.75       10/12/2005        6,968,461
                                    5,019,000   White Pine Corp.                           3.75       10/25/2005        5,007,467
                                    9,087,000   White Pine Corp.                           3.50       12/12/2005        9,014,840
                                    1,033,000   Yorktown Capital, LLC                      3.64       10/03/2005        1,033,000
                                    2,157,000   Yorktown Capital, LLC                      3.73       10/17/2005        2,153,846
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL COMMERCIAL PAPER                                                141,183,829
                                                (COST - $141,205,419)
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS - 9.0%           5,000,000   Allstate Life Insurance Co. (a)(b)         3.793      11/01/2005        5,000,000
                                    5,000,000   Metropolitan Life Insurance Co. (a)(b)     3.793       4/03/2006        5,000,000
                                   10,500,000   Monumental Life Insurance Co. (a)(b)       3.853       5/22/2006       10,500,000
                                    5,000,000   New York Life Insurance Co. (a)(b)         3.92        5/26/2006        5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL FUNDING AGREEMENTS                                               25,500,000
                                                (COST - $25,500,000)
------------------------------------------------------------------------------------------------------------------------------------
MASTER NOTES - 0.8%                 2,300,000   Beta Finance Inc.                          3.45        1/05/2006        2,300,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL MASTER NOTES                                                      2,300,000
                                                 (COST - $2,298,974)
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                      FACE              ISSUE                            INTEREST      MATURITY
                                     AMOUNT                                                RATE*         DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES - 9.9%           $2,000,000   Citigroup Global Markets, Inc.             6.75  %    12/01/2005      $ 2,007,840
                                    8,695,000   General Electric Capital Corp. (a)         3.889       9/15/2006        8,695,000
                                    4,100,000   Goldman Sachs Group, Inc. (a)              3.758      10/13/2006        4,100,000
                                    1,500,000   MetLife Funding, Inc. (a)                  3.67       10/06/2006        1,500,000
                                    1,750,000   MetLife Funding, Inc. (a)                  3.828      10/13/2006        1,750,000
                                    2,500,000   National City Bank (a)                     2.50        4/17/2006        2,475,965
                                    2,844,000   Old Kent Financial Corp. (a)               6.625      11/15/2005        2,851,430
                                    1,900,000   Pfizer, Inc. (a)                           3.66       11/04/2005        1,900,000
                                    2,700,000   Procter & Gamble Co. (a)                   3.788      10/10/2006        2,700,297
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL MEDIUM-TERM NOTES                                                27,980,532
                                                (COST - $27,995,321)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY              3,000,000   Fannie Mae                                 4.00        8/08/2006        2,990,889
& INSTRUMENTALITY
OBLIGATIONS - DISCOUNT - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
                                                OBLIGATIONS - DISCOUNT (COST - $3,000,000)                              2,990,889
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY              8,275,000   Fannie Mae (a)                             3.678      12/09/2005        8,273,729
& INSTRUMENTALITY                   1,250,000   Fannie Mae                                 2.25        2/28/2006        1,241,438
OBLIGATIONS -                       1,000,000   Fannie Mae                                 3.00        9/20/2006          987,256
NON-DISCOUNT - 16.6%                5,100,000   Federal Farm Credit Banks (a)              3.732       2/21/2006        5,099,606
                                    5,000,000   Federal Home Loan Banks (a)                3.645       5/10/2006        4,998,940
                                    5,000,000   Federal Home Loan Banks (a)                3.69        5/19/2006        4,999,390
                                    2,500,000   Federal Home Loan Banks (a)                3.25        7/21/2006        2,479,017
                                    2,605,000   Federal Home Loan Banks (a)                2.375       8/15/2006        2,561,859
                                    4,000,000   Federal Home Loan Banks (a)                3.702       8/21/2006        3,997,899
                                    2,500,000   Federal Home Loan Banks (a)                3.80       12/29/2006        2,482,573
                                    1,000,000   Federal Home Loan Banks                    3.45        1/10/2007          988,475
                                    1,000,000   Federal Home Loan Banks (a)                4.00        6/13/2007          992,351
                                      800,000   Federal Home Loan Banks                    4.21        9/14/2007          796,065
                                    1,300,000   Freddie Mac                                2.29       10/28/2005        1,298,639
                                    1,300,000   Freddie Mac                                2.41       11/04/2005        1,298,540
                                    1,800,000   Freddie Mac (a)                            3.82        7/14/2006        1,790,339
                                    1,300,000   Freddie Mac                                4.45        9/28/2007        1,293,378
                                      600,000   Freddie Mac                                4.595      10/05/2007          600,000
                                    1,000,000   Freddie Mac                                4.625      10/05/2007        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL U.S. GOVERNMENT AGENCY & INSTRUMENTALITY OBLIGATIONS -
                                                NON-DISCOUNT (COST - $47,266,401)                                      47,179,494

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.5%       $4,310,000   UBS Securities LLC, purchased on 9/30/2005 to yield  3.83% to
                                                10/03/2005, repurchased price  $4,311,376 collateralized by
                                                Resolution Funding STRIPS***, due 1/15/2006.                            4,310,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL REPURCHASE AGREEMENTS (COST - $4,310,000)                         4,310,000
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENTS  (COST - $285,676,115**)  - 100.6%                  285,536,177
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)                        (1,784,352)
                                                                                                                    -------------
                                                NET ASSETS - 100.0%                                                 $ 283,751,825
                                                                                                                    =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
     * Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes: the interest rates shown are the rates in effect at September 30, 2005.


    ** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

         Aggregate cost                                                       $ 285,676,115
                                                                              ==============
         Gross unrealized appreciation                                              $ 3,328
         Gross unrealized depreciation                                             (143,266)
                                                                              --------------
         Net unrealized depreciation                                          $    (139,938)
                                                                              ==============

   ***   Separately Traded Registered Interest and Principal of Securities.
    (a)  Variable rate notes.
    (b) Restricted securities as to resale, representing 9.0% of net assets were as follows:

         ---------------------------------------------------------------------------------------------------------------------------
         ISSUE                                                                  ACQUISITION
                                                                                    DATE               COST             VALUE
         ---------------------------------------------------------------------------------------------------------------------------
         Allstate Life Insurance Co., 3.793% due 11/01/2005*                     11/01/2004       $  5,000,000       $  5,000,000
         Metropolitan Life Insurance Co., 3.793% due 4/03/2006*                   4/01/2005          5,000,000          5,000,000
         Monumental Life Insurance Co., 3.853% due 5/22/2006*                     4/26/2005         10,500,000         10,500,000
         New York Life Insurance Co., 3.92% due 5/26/2006*                        5/27/2005          5,000,000          5,000,000
         ---------------------------------------------------------------------------------------------------------------------------
         TOTAL                                                                                    $ 25,500,000       $ 25,500,000
                                                                                                  ===============================
         ---------------------------------------------------------------------------------------------------------------------------

          * Variable rate notes.

FAM VARIABLE SERIES FUNDS, INC.
Mercury Fundamental Growth V.I. Fund
Schedule of Investments as of September 30, 2005

---------------------------------------------------------------------------------------------------------------------
INDUSTRY                                   SHARES HELD              COMMON STOCKS                       VALUE
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.0%                      44,400    Boeing Co.                                     $ 3,016,980
                                                40,100    Lockheed Martin Corp.                            2,447,704
                                                                                                  -------------------
                                                                                                           5,464,684
---------------------------------------------------------------------------------------------------------------------
BEVERAGES - 1.1%                                34,200    PepsiCo, Inc.                                    1,939,482
---------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.1%                            54,900    Amgen, Inc. (b)                                  4,373,883
                                                43,200    Genzyme Corp. (b)                                3,094,848
                                                                                                  -------------------
                                                                                                           7,468,731
---------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.3%                          28,100    Franklin Resources, Inc.                         2,359,276
---------------------------------------------------------------------------------------------------------------------
CHEMICALS - 7.3%                                49,000    Air Products & Chemicals, Inc.                   2,701,860
                                                99,100    The Dow Chemical Co.                             4,129,497
                                                57,900    E.I. du Pont de Nemours & Co.                    2,267,943
                                                63,500    Nalco Holding Co. (b)                            1,071,245
                                                64,900    Praxair, Inc.                                    3,110,657
                                                                                                  -------------------
                                                                                                          13,281,202
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.3%                         55,300    Bank of America Corp.                            2,328,130
                                                68,600    U.S. Bancorp                                     1,926,288
                                                                                                  -------------------
                                                                                                           4,254,418
---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.7%                117,400    Corning, Inc. (b)                                2,269,342
                                                70,100    Telefonaktiebolaget LM Ericsson (c)              2,582,484
                                                                                                  -------------------
                                                                                                           4,851,826
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%           44,800    Citigroup, Inc.                                  2,039,296
---------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 10.3%             49,200    Baker Hughes, Inc. (e)                           2,936,256
                                                27,200    Grant Prideco, Inc. (b)                          1,105,680
                                                66,600    Halliburton Co. (e)                              4,563,432
                                                39,300    National Oilwell Varco, Inc. (b)(e)              2,585,940
                                                44,500    Schlumberger Ltd.                                3,754,910
                                                63,500    Transocean, Inc. (b)(e)                          3,893,185
                                                                                                  -------------------
                                                                                                          18,839,403
---------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%                            29,300    Wm. Wrigley Jr. Co.                              2,106,084
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.8%         70,200    Alcon, Inc.                                      8,977,176
                                                67,200    Medtronic, Inc.                                  3,603,264
                                                61,600    Varian Medical Systems, Inc. (b)                 2,433,816
                                                23,900    Waters Corp. (b)                                   994,240
                                                                                                  -------------------
                                                                                                          16,008,496
---------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 8.0%         45,500    Caremark Rx, Inc. (b)                            2,271,815
                                                 9,000    Covance, Inc. (b)                                  431,910
                                                44,700    Humana, Inc. (b)                                 2,140,236
                                                13,500    Sierra Health Services (b)                         929,745
                                                71,200    UnitedHealth Group, Inc.                         4,001,440
                                                63,900    WellPoint, Inc. (b)                              4,844,898
                                                                                                  -------------------
                                                                                                          14,620,044
---------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.7%            51,800    Starbucks Corp. (b)                              2,595,180
                                                 7,900    Station Casinos, Inc.                              524,244
                                                34,700    Wynn Resorts Ltd. (b)(e)                         1,566,705
                                                40,900    Yum! Brands, Inc.                                1,979,969
                                                                                                  -------------------
                                                                                                           6,666,098
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 2.9%                       87,300    Procter & Gamble Co. (e)                         5,190,858
---------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.5%                              50,600    First Data Corp.                                 2,024,000
                                                26,200    Hewitt Associates, Inc. Class A (b)                714,736
                                                                                                  -------------------
                                                                                                           2,738,736

FAM VARIABLE SERIES FUNDS, INC.
Mercury Fundamental Growth V.I. Fund
Schedule of Investments as of September 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                 SHARES HELD    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 10.8%             107,600    3M Co.                                                      $ 7,893,536
                                             350,000    General Electric Co.                                         11,784,500
                                                                                                             -------------------
                                                                                                                     19,678,036
--------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 3.1%            7,200    Google, Inc. (b)                                              2,278,512
                                              99,300    Yahoo!, Inc. (b)                                              3,360,312
                                                                                                             -------------------
                                                                                                                      5,638,824
--------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 3.5%                              40,900    Caterpillar, Inc.                                             2,402,875
                                              19,800    ITT Industries, Inc.                                          2,249,280
                                              65,000    Pall Corp.                                                    1,787,500
                                                                                                             -------------------
                                                                                                                      6,439,655
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.0%                                  78,100    Walt Disney Co.                                               1,884,553
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 7.4%            27,800    ConocoPhillips                                                1,943,498
                                             147,300    Exxon Mobil Corp.                                             9,359,442
                                              28,600    Sunoco, Inc.                                                  2,236,520
                                                                                                             -------------------
                                                                                                                     13,539,460
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.8%                       100,600    Johnson & Johnson                                             6,365,968
                                              23,700    MGI Pharma, Inc. (b)                                            552,447
                                                                                                             -------------------
                                                                                                                      6,918,415
--------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 4.7%                              329,600    Microsoft Corp.                                               8,480,608
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.7%                      149,050    Staples, Inc.                                                 3,177,746
--------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 2.2%       67,600    Coach, Inc. (b)                                               2,119,936
                                              22,600    Nike, Inc. Class B                                            1,845,968
                                                                                                             -------------------
                                                                                                                      3,965,904
--------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%       14,800    MSC Industrial Direct Co. Class A                               490,916
--------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL COMMON STOCKS
                                                        (COST - $155,576,965) - 97.8%                               178,042,751
--------------------------------------------------------------------------------------------------------------------------------
                                          BENEFICIAL
                                          INTEREST      SHORT-TERM SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
                                         $ 3,963,010    Merrill Lynch Liquidity Series, LLC                           3,963,010
                                                        Cash Sweep Series I (a)
                                          13,265,300    Merrill Lynch Liquidity Series, LLC                          13,265,300
                                                        Money Market Series (a)(d)
--------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL SHORT-TERM SECURITIES
                                                        (COST - $17,228,310) - 9.5%                                  17,228,310
--------------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL INVESTMENTS  (COST - $172,805,275*)  - 107.3%         195,271,061
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3%)              (13,252,669)
                                                                                                             -------------------
                                                        NET ASSETS - 100.0%                                       $ 182,018,392
                                                                                                             -------------------

*The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                            $ 174,341,087
                                                      --------------------
Gross unrealized appreciation                             $ 27,228,280
Gross unrealized depreciation                               (6,298,306)
                                                      --------------------
Net unrealized appreciation                               $ 20,929,974
                                                      --------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury Fundamental Growth V.I. Fund
Schedule of Investments as of September 30, 2005
--------------------------------------------------------------------------------
(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                              INTEREST
AFFILIATE                                    NET ACTIVITY      INCOME
--------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                          $(2,949,522)    $ 102,933
Merrill Lynch Liquidity Series, LLC
Money Market Series                          $ 5,250,600      $ 6,836

--------------------------------------------------------------------------------

(b) Non-income producing security.
(c) Depositary receipts.
(d) Security was purchased with the cash proceeds from securities loans.
(e) Security, or a portion of security, is on loan.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
Schedule of Investments as of September 30, 2005               (in U.S. dollars)
--------------------------------------------------------------------------------

                                                             SHARES
COUNTRY              INDUSTRY                                  HELD  COMMON STOCKS                                          VALUE
---------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 1.2%     CAPITAL MARKETS - 0.1%                   7,500  Macquarie Bank Ltd.                             $   431,558
                     -------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.9%                 196,000  BHP Billiton Ltd.                                 3,330,279
                                                             62,000  Rio Tinto Ltd.                                    2,800,061
                                                                                                                    --------------
                                                                                                                       6,130,340
                     ------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.0%      11,000  Woodside Petroleum Ltd.                             302,406
                     ------------------------------------------------------------------------------------------------------------
                     TRANSPORTATION INFRASTRUCTURE - 0.2%   400,000  Macquarie Infrastructure Group                    1,224,895
                     ------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN AUSTRALIA                  8,089,199
---------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 0.1%       DIVERSIFIED TELECOMMUNICATION
                     SERVICES - 0.1%                         22,760  Belgacom SA                                         774,097
                     ------------------------------------------------------------------------------------------------------------
                     LEISURE EQUIPMENT & PRODUCTS - 0.0%      7,870  AGFA-Gevaert NV                                     190,243
                     ------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN BELGIUM                      964,340
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 1.0%        BEVERAGES - 0.0%                             1  Cia de Bebidas das Americas (i)                          24
                     ------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.4%                   7,500  Companhia Vale do Rio Doce
                                                                     (Common Shares) (i)                                 328,950

                                                             68,520  Companhia Vale do Rio Doce
                                                                     (Preference 'A' Shares) (i)                       2,666,113
                                                                                                                     ------------
                                                                                                                       2,995,063
                     ------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.5%      49,100  Petroleo Brasileiro SA (i)                        3,510,159
                     ------------------------------------------------------------------------------------------------------------
                     PAPER & FOREST PRODUCTS - 0.1%          20,250  Votorantim Celulose e Papel SA                      271,350
                     ------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN BRAZIL                     6,776,596
---------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.8%        CHEMICALS - 0.1%                        17,100  Agrium Inc.                                         375,687
                     ------------------------------------------------------------------------------------------------------------
                     COMMUNICATIONS EQUIPMENT - 0.3%        564,428  Nortel Networks Corp. (j)                         1,840,035
                     ------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.2%                  94,800  Placer Dome, Inc.                                 1,625,820
                     ------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.1%      18,200  Petro-Canada                                        763,064
                                                              4,600  Talisman Energy, Inc.                               225,442
                                                                                                                       ----------
                                                                                                                         988,506
                     ------------------------------------------------------------------------------------------------------------
                     ROAD & RAIL - 0.1%                      13,800  CP Railway Ltd. (USD)                               592,848
                                                              6,000  Canadian Pacific Railway Ltd.                       258,694
                                                                                                                        ---------
                                                                                                                         851,542
                     ------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN CANADA                     5,681,590
---------------------------------------------------------------------------------------------------------------------------------
CHINA - 0.3%         AUTOMOBILES - 0.0%                     530,000  Denway Motors Ltd.                                  193,001
                     ------------------------------------------------------------------------------------------------------------
                     ELECTRICAL EQUIPMENT - 0.1%          1,491,000  Shanghai Electric Group Corp. (j)                   504,512
                     ------------------------------------------------------------------------------------------------------------
                     INSURANCE - 0.1%                         7,400  China Life Insurance Co., Ltd. (i)(j)               228,364
                                                             86,000  Ping An Insurance Group Co. of China Ltd.           150,211
                                                                                                                       ----------
                                                                                                                         378,575
                     ------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.1%     919,500  China Shenhua Energy Co., Ltd. Class H (j)        1,078,592
                     ------------------------------------------------------------------------------------------------------------
                     TRANSPORTATION INFRASTRUCTURE - 0.0%   171,000  Hainan Meilan International Airport Co., Ltd.        90,925
                     ------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN CHINA                      2,245,605
---------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC -     COMMERCIAL BANKS - 0.0%                  6,400  Komercni Banka AS                                   311,210
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN THE                          311,210
                                                                     CZECH REPUBLIC
---------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                    SHARES
COUNTRY              INDUSTRY                                         HELD  COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINLAND - 0.2%       COMMUNICATIONS EQUIPMENT - 0.1%                29,600  Nokia Oyj (i)                              $   500,536
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES - 0.1%                      51,090  Fortum Oyj                                   1,028,662
                     --------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN FINLAND               1,529,198
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.2%        AUTOMOBILES - 0.1%                             11,612  Peugeot SA                                     790,999
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.3%                        18,882  BNP Paribas                                  1,439,888
                                                                    29,981  Credit Agricole SA                             881,975
                                                                                                                        -----------
                                                                                                                         2,321,863
                     --------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.1%               8,197  Vinci SA                                       708,095
                     --------------------------------------------------------------------------------------------------------------
                     FOOD & STAPLES                                 20,250  Carrefour SA                                   934,582
                     RETAILING - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.1%                         38,496  Arcelor                                        903,189
                     --------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.4%              9,170  Total SA                                     2,510,769
                     --------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN FRANCE                8,169,497
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.2%       AIR FREIGHT & LOGISTICS - 0.2%                 47,990  Deutsche Post AG                             1,125,936
                     --------------------------------------------------------------------------------------------------------------
                     AUTO COMPONENTS - 0.1%                         10,661  Continental AG                                 877,888
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.1%                        13,740  Deutsche Postbank AG                           753,900
                     --------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.1%              11,613  Hochtief AG                                    520,144
                     --------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED FINANCIAL SERVICES - 0.1%           9,265  Deutsche Boerse AG                             888,041
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES - 0.2%                      12,441  E.ON AG                                      1,146,409
                     --------------------------------------------------------------------------------------------------------------
                     INSURANCE - 0.2%                                9,887  Allianz AG Registered Shares                 1,339,119
                     --------------------------------------------------------------------------------------------------------------
                     MULTI-UTILITIES - 0.2%                         21,116  RWE AG                                       1,401,488
                     --------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN GERMANY               8,052,925
-----------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.6%     COMMERCIAL BANKS - 0.1%                        65,900  HSBC Holdings Plc Hong Kong Registered       1,072,035
                     --------------------------------------------------------------------------------------------------------------
                     INDUSTRIAL CONGLOMERATES - 0.3%               176,380  Hutchison Whampoa Ltd.                       1,824,562
                     --------------------------------------------------------------------------------------------------------------
                     REAL ESTATE - 0.2%                             58,000  Cheung Kong Holdings Ltd.                      654,932
                                                                   170,000  Wharf Holdings Ltd.                            662,886
                                                                                                                         ---------
                                                                                                                         1,317,818
                     --------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN HONG KONG             4,214,415
-----------------------------------------------------------------------------------------------------------------------------------
HUNGARY - 0.2%       COMMERCIAL BANKS - 0.1%                         8,300  OTP Bank Rt (i)                                654,633
                     --------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%  11,350  Magyar Telekom Rt (i)                          292,036
                     --------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.1%              3,727  Mol Magyar Olaj- es Gazipari Rt.               413,479
                     --------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN HUNGARY               1,360,148
-----------------------------------------------------------------------------------------------------------------------------------
INDIA - 2.5%         AUTOMOBILES - 0.2%                             28,000  Bajaj Auto Ltd.                              1,077,648
                                                                    20,000  Tata Motors Ltd.                               243,125
                                                                                                                         ---------
                                                                                                                         1,320,773
                     ---------------------------------------------------------------------------------------------------------------
                     CHEMICALS - 1.0%                              409,000  Reliance Industries Ltd.                     7,381,815
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.1%                        33,900  Oriental Bank Of Commerce                      210,039
                                                                    34,450  State Bank of India Ltd.                       735,466
                                                                                                                          ---------
                                                                                                                           945,505
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------



                                                              SHARES
COUNTRY              INDUSTRY                                   HELD  COMMON STOCKS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.1%        11,000  Larsen & Toubro Ltd.                       $   378,464
                     --------------------------------------------------------------------------------------------------------
                     CONSTRUCTION MATERIALS - 0.1%           552,595  Gujarat Ambuja Cements Ltd.                    964,669
                     --------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION           166,400  Mahanagar Telephone Nigam                      482,566
                     SERVICES - 0.1%
                     --------------------------------------------------------------------------------------------------------
                     HOUSEHOLD PRODUCTS - 0.1%               214,000  Hindustan Lever Ltd.                           881,749
                     --------------------------------------------------------------------------------------------------------
                     IT SERVICES - 0.4%                       43,976  Infosys Technologies Ltd.                    2,517,630
                     --------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.0%       10,300  Hindustan Petroleum Corp.                       74,078
                     --------------------------------------------------------------------------------------------------------
                     PHARMACEUTICALS - 0.0%                    6,000  Wockhardt Ltd.                                  66,592
                     --------------------------------------------------------------------------------------------------------
                     ROAD & RAIL - 0.1%                       25,000  Container Corp. Of India                       756,283
                     --------------------------------------------------------------------------------------------------------
                     THRIFTS & MORTGAGE FINANCE - 0.3%        76,500  Housing Development Finance Corp.            1,809,012
                     --------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCKS IN INDIA                17,579,136
-----------------------------------------------------------------------------------------------------------------------------
INDONESIA - 0.0%     COMMERCIAL BANKS - 0.0%                 643,000  Bank Danamon Indonesia Tbk PT                  251,514
                     --------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCKS IN INDONESIA               251,514
-----------------------------------------------------------------------------------------------------------------------------
ISRAEL - 0.3%        COMMUNICATIONS EQUIPMENT - 0.3%         198,000  ECI Telecom Ltd. (i)(j)                      1,653,300
                                                               8,738  Ectel Ltd. (i)(j)                               44,476
                                                                                                                  -----------
                                                                                                                   1,697,776
                     --------------------------------------------------------------------------------------------------------
                     INDUSTRIAL CONGLOMERATES - 0.0%          41,500  Clal Industries and Investments                196,983
                     --------------------------------------------------------------------------------------------------------
                     PHARMACEUTICALS - 0.0%                    5,876  Teva Pharmaceutical Industries Ltd. (i)        196,376
                     --------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCKS IN ISRAEL                2,091,135
-----------------------------------------------------------------------------------------------------------------------------
ITALY - 0.7%         COMMERCIAL BANKS - 0.3%                 134,497  Capitalia SpA                                  737,810
                                                             197,132  UniCredito Italiano SpA                      1,114,680
                                                                                                                 ------------
                                                                                                                   1,852,490
                     --------------------------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES - 0.1%                88,940  Enel SpA                                       768,412
                     --------------------------------------------------------------------------------------------------------
                     INSURANCE - 0.0%                         11,548  Fondiaria-Sai SpA                              351,551
                     --------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.3%       61,495  ENI SpA                                      1,832,031
                     --------------------------------------------------------------------------------------------------------
                                                                      TOTAL COMMON STOCKS IN ITALY                 4,804,484
-----------------------------------------------------------------------------------------------------------------------------
JAPAN - 9.1%         AUTO COMPONENTS - 0.1%                   24,500  Toyota Industries Corp.                        814,937
                     --------------------------------------------------------------------------------------------------------
                     AUTOMOBILES - 0.4%                      122,000  Fuji Heavy Industries Ltd.                     552,197
                                                              10,900  Honda Motor Co., Ltd.                          617,417
                                                              90,000  Suzuki Motor Corp.                           1,667,549
                                                                                                                 ------------
                                                                                                                   2,837,163
                     --------------------------------------------------------------------------------------------------------
                     BEVERAGES - 0.4%                         48,900  Coca-Cola West Japan Co., Ltd.               1,095,871
                                                              13,000  Hokkaido Coca-Cola Bottling Co., Ltd.           86,024
                                                              60,000  Kinki Coca-Cola Bottling Co., Ltd.             592,377
                                                              78,000  Mikuni Coca-Cola Bottling Co., Ltd.            741,874
                                                                                                                 ------------
                                                                                                                   2,516,146
                     --------------------------------------------------------------------------------------------------------
                     BUILDING PRODUCTS - 0.1%                 62,000  Asahi Glass Co., Ltd.                          651,509
                     --------------------------------------------------------------------------------------------------------
                     CAPITAL MARKETS - 0.2%                   86,000  Nomura Holdings, Inc.                        1,336,210
                     --------------------------------------------------------------------------------------------------------
                     CHEMICALS - 0.4%                         79,000  Asahi Kasei Corp.                              432,151
                                                              33,000  Shin-Etsu Chemical Co., Ltd.                 1,441,239
                                                             173,000  Sumitomo Chemical Co., Ltd.                  1,071,519
                                                                                                                 ------------
                                                                                                                   2,944,909
-----------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                          SHARES
COUNTRY              INDUSTRY                                               HELD  COMMON STOCKS                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.6%                              96,714  The Bank of Yokohama Ltd.             $   738,112
                                                                              65  Mitsubishi Tokyo Financial Group, Inc.    854,509
                                                                          79,900  Shinsei Bank Ltd.                         504,045
                                                                             220  Sumitomo Mitsui Financial Group, Inc.   2,076,937
                                                                                                                       -------------
                                                                                                                          4,173,603
                     ---------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.3%                   117,000  JGC Corp.                               2,142,006
                     ---------------------------------------------------------------------------------------------------------------
                     CONSUMER FINANCE - 0.2%                              38,000  Credit Saison Co., Ltd.                 1,669,666
                     ---------------------------------------------------------------------------------------------------------------
                     ELECTRICAL EQUIPMENT - 0.3%                          82,200  RHJ International (j)                   1,982,084
                     ---------------------------------------------------------------------------------------------------------------
                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%            25,000  Hitachi Ltd.                              158,594
                                                                          22,000  Murata Manufacturing Co., Ltd.          1,228,692
                                                                                                                        ------------
                                                                                                                          1,387,286
                     ---------------------------------------------------------------------------------------------------------------
                     FOOD & STAPLES RETAILING - 0.3%                      11,800  Ministop Co., Ltd.                        234,771
                                                                          56,000  Seven & I Holdings Co., Ltd.            1,857,773
                                                                                                                         -----------
                                                                                                                          2,092,544
                     ---------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.2%                                105,000  Ajinomoto Co., Inc.                     1,106,141
                                                                          15,000  House Foods Corp.                         228,825
                                                                                                                         -----------
                                                                                                                          1,334,966
                     ---------------------------------------------------------------------------------------------------------------
                     GAS UTILITIES - 0.2%                                293,000  Tokyo Gas Co., Ltd.                     1,191,750
                     ---------------------------------------------------------------------------------------------------------------
                     HOUSEHOLD DURABLES - 0.0%                            10,200  Rinnai Corp.                              234,886
                     ---------------------------------------------------------------------------------------------------------------
                     HOUSEHOLD PRODUCTS - 0.1%                            26,300  Rohto Pharmaceutical Co., Ltd. (j)        232,509
                                                                          26,300  Rohto Pharmaceutical Co., Ltd.            232,509
                                                                                                                          ----------
                                                                                                                            465,018
                     ---------------------------------------------------------------------------------------------------------------
                     INSURANCE - 2.8%                                    481,000  Aioi Insurance Co., Ltd.                2,868,855
                                                                             425  Millea Holdings, Inc.                   6,824,599
                                                                         613,000  Mitsui Sumitomo Insurance Co., Ltd.     7,106,776
                                                                         375,000  Nipponkoa Insurance Co., Ltd.           2,895,050
                                                                                                                       -------------
                                                                                                                         19,695,280
                     ---------------------------------------------------------------------------------------------------------------
                     MACHINERY - 0.3%                                     13,000  Fanuc Ltd.                              1,052,938
                                                                         142,000  Kubota Corp.                              984,754
                                                                                                                        ------------
                                                                                                                          2,037,692
                     ---------------------------------------------------------------------------------------------------------------
                     MEDIA - 0.1%                                         46,100  Toho Co., Ltd.                            732,133
                     ---------------------------------------------------------------------------------------------------------------
                     OFFICE ELECTRONICS - 0.4%                            52,000  Brother Industries Ltd.                   456,044
                                                                          49,000  Canon, Inc.                             2,650,168
                                                                                                                       -------------
                                                                                                                          3,106,212
                     ---------------------------------------------------------------------------------------------------------------
                     PHARMACEUTICALS - 0.7%                               83,700  Shionogi & Co., Ltd.                    1,140,961
                                                                          45,000  Takeda Pharmaceutical Co., Ltd.         2,683,960
                                                                          90,000  Tanabe Seiyaku Co., Ltd.                  910,799
                                                                                                                        ------------
                                                                                                                          4,735,720
                     ---------------------------------------------------------------------------------------------------------------
                     REAL ESTATE - 0.2%                                      253  Marco Polo Investment Holdings Ltd.       506,294
                                                                             132  NTT Urban Development Co.                 677,819
                                                                                                                        ------------
                                                                                                                          1,184,113
                     ---------------------------------------------------------------------------------------------------------------
                     ROAD & RAIL - 0.1%                                      140  East Japan Railway Co.                    800,424
                                                                              50  West Japan Railway Co.                    189,254
                                                                                                                         -----------
                                                                                                                            989,678
                     ---------------------------------------------------------------------------------------------------------------
                     TRADING COMPANIES & DISTRIBUTORS - 0.3%             103,900  Mitsubishi Corp.                        2,053,432
                                                                          22,000  Mitsui & Co., Ltd.                        275,825
                                                                                                                        ------------
                                                                                                                          2,329,257
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                    SHARES
COUNTRY              INDUSTRY                                         HELD  COMMON STOCKS                                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
                     WIRELESS TELECOMMUNICATION SERVICES - 0.2%        860  NTT DoCoMo, Inc.                        $  1,532,733
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN JAPAN              64,117,501
---------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.5%      DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1% 145,000  Telekom Malaysia Bhd                         400,106
                     ------------------------------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES - 0.0%                     358,000  Tenaga Nasional Bhd                        1,025,842
                     ------------------------------------------------------------------------------------------------------------
                     ENERGY EQUIPMENT & SERVICES - 0.0%                 25  SapuraCrest Petroleum Bhd (j)                      6
                     ------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.2%                          351,000  IOI Corp. Bhd                              1,108,225
                     ------------------------------------------------------------------------------------------------------------
                     INDEPENDENT POWER                              51,000  Malakoff Bhd                                 104,869
                     PRODUCERS & ENERGY TRADERS - 0.0%
                     ------------------------------------------------------------------------------------------------------------
                     TOBACCO - 0.1%                                 55,000  British American Tobacco Malaysia Bhd        554,524
                     ------------------------------------------------------------------------------------------------------------
                     WIRELESS TELECOMMUNICATION SERVICES - 0.1%    259,000  Maxis Communications Bhd                     649,390
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN MALAYSIA            3,842,962
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.4%        BEVERAGES - 0.1%                               13,300  Fomento Economico Mexicano SA de CV (i)      929,936
                     -----------------------------------------------------------------------------------------------------------
                     MEDIA - 0.3%                                   28,026  Grupo Televisa SA (i)                      2,009,744
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN MEXICO              2,939,680
---------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.4%   COMMERCIAL SERVICES & SUPPLIES - 0.1%          32,378  Buhrmann NV                                  392,316
                     ------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED FINANCIAL SERVICES - 0.2%          40,627  ING Groep NV CVA                           1,213,770
                     ------------------------------------------------------------------------------------------------------------
                     FOOD & STAPLES RETAILING - 0.1%                97,510  Koninklijke Ahold NV (j)                     739,469
                     ------------------------------------------------------------------------------------------------------------
                                                                    30,152  Koninklijke Ahold NV (i)(o)                  217,411
                                                                                                                       ----------
                                                                                                                         956,880
                     ------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.0%                           22,700  Koninklijke Wessanen NV CVA                  388,081
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN THE NETHERLANDS     2,951,047
---------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND - 0.1%   DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1% 122,000  Telecom Corp. of New Zealand Ltd.            509,260
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN NEW ZEALAND           509,260
---------------------------------------------------------------------------------------------------------------------------------
NORWAY - 0.4%        COMMERCIAL BANKS - 0.1%                        73,359  DNB NOR ASA                                  758,968
                     ------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%  91,235  Telenor ASA                                  818,057
                     ------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.2%             56,857  Statoil ASA                                1,416,131
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN NORWAY              2,993,156
---------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 0.1%      ELECTRIC UTILITIES - 0.1%                     237,253  Energias de Portugal SA                      663,621
                     ------------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN PORTUGAL              663,621
---------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 1.2%     COMMERCIAL BANKS - 0.1%                       160,800  Oversea-Chinese Banking Corp.                594,851
                     ------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2% 936,000  Singapore Telecommunications Ltd.          1,351,785
                     ------------------------------------------------------------------------------------------------------------
                     HEALTH CARE PROVIDERS & SERVICES - 0.1%       502,000  Parkway Holdings Ltd.                        641,799
                     ------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                          SHARES
COUNTRY              INDUSTRY                                               HELD  COMMON STOCKS                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     INDUSTRIAL CONGLOMERATES - 0.4%                      89,000  Fraser and Neave Ltd.                $   906,067
                                                                         298,000  Keppel Corp. Ltd.                      2,240,071
                                                                                                                        -----------
                                                                                                                         3,146,138
                     --------------------------------------------------------------------------------------------------------------
                     REAL ESTATE - 0.2%                                  425,000  CapitaLand Ltd.                          789,879
                                                                         422,000  Keppel Land Ltd.                         924,179
                                                                                                                       ------------
                                                                                                                         1,714,058
                     --------------------------------------------------------------------------------------------------------------
                     TRANSPORTATION INFRASTRUCTURE - 0.1%                523,760  SembCorp Logistics Ltd.                  511,515
                     --------------------------------------------------------------------------------------------------------------
                     WIRELESS TELECOMMUNICATION SERVICES - 0.1%          678,000  MobileOne Ltd.                           794,578
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SINGAPORE       8,754,724
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.2%  OIL, GAS & CONSUMABLE FUELS - 0.1%                   18,704  Sasol Ltd.                               724,601
                     --------------------------------------------------------------------------------------------------------------
                     PAPER & FOREST PRODUCTS - 0.1%                       31,100  Sappi Ltd. (i)                           366,669
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SOUTH AFRICA    1,091,270
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 2.5%   CHEMICALS - 0.3%                                      4,990  LG Chem Ltd.                             215,123
                                                                          63,300  Samsung Fine Chemicals Co., Ltd.       1,619,726
                                                                                                                        ----------
                                                                                                                         1,834,849
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.1%                              45,000  Pusan Bank                               490,398
                     --------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%       132,000  KT Corp. (i)                           2,970,000
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRIC UTILITIES - 0.2%                            39,000  Korea Electric Power Corp.             1,333,077
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRICAL EQUIPMENT - 0.1%                          30,000  LS Cable Ltd.                            841,095
                     --------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.2%                                 14,000  CJ Corp.                                 990,687
                                                                           1,100  Nong Shim Co., Ltd.                      285,694
                                                                                                                        -----------
                                                                                                                         1,276,381
                     --------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.6%                                4,087  POSCO                                    918,251
                                                                          60,000  POSCO (i)                              3,393,600
                                                                                                                       ------------
                                                                                                                         4,311,851
                     --------------------------------------------------------------------------------------------------------------
                     TEXTILES, APPAREL & LUXURY GOODS - 0.1%              21,353  Cheil Industries, Inc.                   459,248
                     --------------------------------------------------------------------------------------------------------------
                     TOBACCO - 0.4%                                       66,000  KT&G Corp.                             2,864,330
                     --------------------------------------------------------------------------------------------------------------
                     WIRELESS TELECOMMUNICATION SERVICES - 0.1%           24,600  SK Telecom Co., Ltd. (i)                 537,264
                                                                           1,700  SK Telecom Co., Ltd.                     330,533
                                                                                                                         ----------
                                                                                                                           867,797
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SOUTH KOREA    17,249,026
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN - 0.2%         OIL, GAS & CONSUMABLE FUELS - 0.2%                   42,148  Repsol YPF SA                          1,369,989
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SPAIN           1,369,989
-----------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.1%        DIVERSIFIED FINANCIAL SERVICES - 0.1%                57,335  Investor AB                              893,825
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SWEDEN            893,825
-----------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.7%   CAPITAL MARKETS - 0.3%                               38,521  Credit Suisse Group                    1,712,044
                     --------------------------------------------------------------------------------------------------------------
                     CHEMICALS - 0.1%                                     39,048  Clariant AG                              563,345
                     --------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION MATERIALS - 0.1%                        14,289  Holcim Ltd.                              952,600
                     --------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.2%                                  5,350  Nestle SA Registered Shares            1,572,736
                     --------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL COMMON STOCKS IN SWITZERLAND     4,800,725
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                        SHARES
COUNTRY              INDUSTRY                                             HELD  COMMON STOCKS                                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN - 0.4%        BUILDING PRODUCTS - 0.0%                          129,800  Taiwan Glass Industrial Corp.          $    96,219
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 0.1%                           753,637  SinoPac Financial Holdings Co., Ltd.       350,867
                                                                       597,844  Taishin Financial Holdings Co., Ltd.       350,396
                                                                                                                         ----------
                                                                                                                           701,263
                     --------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%      74,400  Chunghwa Telecom Co., Ltd. (i)           1,377,144
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%         367,931  Delta Electronics, Inc.                    628,639
                     --------------------------------------------------------------------------------------------------------------
                     MACHINERY - 0.0%                                  380,000  Yungtay Engineering Co., Ltd.              241,039
                     --------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN TAIWAN            3,044,304
-----------------------------------------------------------------------------------------------------------------------------------
THAILAND - 0.9%      COMMERCIAL BANKS - 0.2%                         1,170,000  Siam Commercial Bank PCL Foreign Shares  1,467,308
                     --------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION MATERIALS - 0.1%                     162,000  Siam Cement PCL Foreign Shares           1,002,021
                                                                        41,600  Siam City Cement PCL Foreign Shares        287,700
                                                                                                                       ------------
                                                                                                                         1,289,721
                     --------------------------------------------------------------------------------------------------------------
                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%         587,000  Hana Microelectronics PCL                  354,501
                     --------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.0%                              212,000  Thai Union Frozen Products                 156,167
                                                                                PCL Foreign Shares
                     --------------------------------------------------------------------------------------------------------------
                     HOUSEHOLD DURABLES - 0.1%                       2,275,000  Land and Houses PCL Foreign Shares         501,370
                     --------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.4%                 89,000  PTT Exploration & Production PCL         1,014,294
                                                                       281,000  PTT PCL                                  1,669,646
                                                                                                                        -----------
                                                                                                                         2,683,940
                     --------------------------------------------------------------------------------------------------------------
                     REAL ESTATE - 0.0%                                562,500  Sansiri PCL Foreign Shares                  38,902
                     --------------------------------------------------------------------------------------------------------------
                     TRANSPORTATION INFRASTRUCTURE - 0.0%              250,000  Bangkok Expressway PCL foreign Shares      147,327
                     --------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN THAILAND          6,639,236
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY - 0.1%        COMMERCIAL BANKS - 0.1%                            36,258  Turkiye Is Bankasi-C                       251,913
                     --------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED FINANCIAL SERVICES - 0.0%              42,212  Haci Omer Sabanci Holding                  218,000
                     --------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN TURKEY              469,913
-----------------------------------------------------------------------------------------------------------------------------------
UNITED               AEROSPACE & DEFENSE - 0.2%                        198,547  BAE Systems Plc                          1,206,540
KINGDOM - 3.2%       --------------------------------------------------------------------------------------------------------------
                     BEVERAGES - 0.1%                                   10,800  Diageo Plc (i)                             626,508
                     --------------------------------------------------------------------------------------------------------------
                     COMMERCIAL BANKS - 1.0%                           200,675  Barclays Plc                             2,034,228
                                                                       119,223  HBOS Plc                                 1,800,177
                                                                       121,504  Lloyds TSB Group Plc                     1,003,828
                                                                        68,641  Royal Bank of Scotland Group Plc         1,953,851
                                                                                                                         ----------
                                                                                                                         6,792,084
                     --------------------------------------------------------------------------------------------------------------
                     FOOD & STAPLES RETAILING -  0.1%                   56,051  Boots Group Plc                            603,387
                     --------------------------------------------------------------------------------------------------------------
                     FOOD PRODUCTS - 0.1%                               62,740  Cadbury Schweppes Plc                      634,881
                                                                        43,700  RHM Plc (j)                                237,340
                                                                         6,000  Unilever Plc (i)                           253,320
                                                                                                                        -----------
                                                                                                                         1,125,541
                     --------------------------------------------------------------------------------------------------------------
                     INSURANCE - 0.2%                                  131,455  Prudential Plc                           1,196,504
                     --------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.2%                             60,510  Anglo American Plc                       1,817,860
                     --------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.4%                178,676  BP Plc                                   2,128,901
                                                                        13,000  Royal Dutch Shell Plc (i)                  853,320
                                                                                                                        -----------
                                                                                                                         2,982,221
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                    SHARES
COUNTRY                 INDUSTRY                                      HELD  COMMON STOCKS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        PHARMACEUTICALS - 0.2%                       5,900  AstraZeneca Group Plc (i)                    $   277,890
                                                                    36,483  GlaxoSmithKline Plc                              930,695
                                                                                                                        ------------
                                                                                                                           1,208,585
                        ------------------------------------------------------------------------------------------------------------
                        SPECIALTY RETAIL - 0.1%                    155,818  Kesa Electricals Plc                             703,615
                        ------------------------------------------------------------------------------------------------------------
                        TRANSPORTATION INFRASTRUCTURE - 0.1%        72,574  BAA Plc                                          801,157
                        ------------------------------------------------------------------------------------------------------------
                        WIRELESS TELECOMMUNICATION SERVICES - 0.5% 998,334  Vodafone Group Plc                             2,605,071
                                                                    45,300  Vodafone Group Plc (i)                         1,176,441
                                                                                                                        ------------
                                                                                                                           3,781,512
                         -----------------------------------------------------------------------------------------------------------
                                                                            TOTAL COMMON STOCKS IN THE
                                                                            UNITED KINGDOM                                22,845,514
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 24.6%   AEROSPACE & DEFENSE - 0.1%                   3,000  General Dynamics Corp.                           358,650
                                                                     8,300  Raytheon Co.                                     315,566
                                                                                                                          ----------
                                                                                                                             674,216
                        ------------------------------------------------------------------------------------------------------------
                        AIR FREIGHT & LOGISTICS - 0.1%               6,400  FedEx Corp.                                      557,632
                        ------------------------------------------------------------------------------------------------------------
                        BEVERAGES - 0.3%                            16,600  Anheuser-Busch Cos., Inc.                        714,464
                                                                    23,600  The Coca-Cola Co.                              1,019,284
                                                                    11,400  Molson Coors Brewing Co. Class B                 729,714
                                                                                                                         -----------
                                                                                                                           2,463,462
                       -------------------------------------------------------------------------------------------------------------
                        BIOTECHNOLOGY - 0.0%                         3,200  Amgen, Inc. (j)                                  254,944
                       -------------------------------------------------------------------------------------------------------------
                        CAPITAL MARKETS - 0.5%                      26,700  The Bank of New York Co., Inc.                   785,247
                                                                    14,600  The Charles Schwab Corp.                         210,678
                                                                     1,600  Goldman Sachs Group, Inc.                        194,528
                                                                   103,500  Knight Capital Group, Inc. Class A (j)           860,085
                                                                     1,600  Lehman Brothers Holdings, Inc.                   186,368
                                                                     8,800  Mellon Financial Corp.                           281,336
                                                                    18,100  Morgan Stanley                                   976,314
                                                                     1,500  Refco, Inc. (j)                                   42,405
                                                                                                                          ----------
                                                                                                                           3,536,961
                        ------------------------------------------------------------------------------------------------------------
                        CHEMICALS - 0.1%                            18,800  E.I. du Pont de Nemours & Co.                    736,396
                                                                    11,690  Lyondell Chemical Co.                            334,568
                                                                                                                          ----------
                                                                                                                           1,070,964

                        ------------------------------------------------------------------------------------------------------------
                        COMMERCIAL BANKS - 0.5%                     11,800  Bank of America Corp.                            496,780
                                                                    23,650  Fifth Third Bancorp                              868,664
                                                                    13,600  Wachovia Corp.                                   647,224
                                                                    23,200  Wells Fargo & Co.                              1,358,824
                                                                                                                          ----------
                                                                                                                           3,371,492
                        ------------------------------------------------------------------------------------------------------------
                        COMMUNICATIONS EQUIPMENT - 0.8%            148,900  3Com Corp. (j)                                   607,512
                                                                    12,785  ADC Telecommunications, Inc. (j)                 292,265
                                                                   166,800  Cisco Systems, Inc. (j)                        2,990,724
                                                                     9,700  Comverse Technology, Inc. (j)                    254,819
                                                                   146,000  JDS Uniphase Corp. (j)                           324,120
                                                                    46,600  Lucent Technologies, Inc. (j)                    151,450
                                                                    12,300  Motorola, Inc.                                   271,707
                                                                    65,000  Tellabs, Inc. (j)                                683,800
                                                                                                                          ----------
                                                                                                                           5,576,397
                        ------------------------------------------------------------------------------------------------------------
                        COMPUTERS & PERIPHERALS - 0.6%              93,300  Adaptec, Inc. (j)                                357,339
                                                                    76,000  Brocade Communications Systems, Inc. (j)         310,080
                                                                    41,511  Hewlett-Packard Co.                            1,212,121
                                                                    16,400  International Business Machines Corp.          1,315,608
                                                                    96,500  Maxtor Corp. (j)                                 424,600
                                                                   195,500  Sun Microsystems, Inc. (j)                       766,360
                                                                                                                         -----------
                                                                                                                           4,386,108
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------



COUNTRY    INDUSTRY                                            SHARES  COMMON
                                                                 HELD  STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------------
           CONSTRUCTION & ENGINEERING - 2.0%                  218,993  Foster Wheeler Ltd. (j)                 $  6,764,694
           ------------------------------------------------------------------------------------------------------------------
                                                              166,100  McDermott International, Inc. (j)          6,080,921
                                                              103,400  Quanta Services, Inc. (j)                  1,319,384
                                                                                                             ---------------
                                                                                                                 14,164,999
           ------------------------------------------------------------------------------------------------------------------
           CONTAINERS & PACKAGING - 0.1%                       37,600  Crown Holdings, Inc. (j)                     599,344
                                                               29,600  Smurfit-Stone Container Corp. (j)            306,656
                                                                                                               -------------
                                                                                                                    906,000
           ------------------------------------------------------------------------------------------------------------------
           DIVERSIFIED CONSUMER SERVICES - 0.2%                10,500  Career Education Corp. (j)                   373,380
                                                               90,000  Corinthian Colleges, Inc. (j)              1,194,300
                                                               14,700  Stewart Enterprises, Inc. Class A             97,461
                                                                                                               --------------
                                                                                                                  1,665,141
           ------------------------------------------------------------------------------------------------------------------
           DIVERSIFIED FINANCIAL SERVICES - 0.7%                3,200  CIT Group, Inc.                              144,576
                                                               90,100  Citigroup, Inc. (k)                        4,101,352
                                                               11,800  JPMorgan Chase & Co.                         400,374
                                                                                                               -------------
                                                                                                                  4,646,302
           ------------------------------------------------------------------------------------------------------------------
           DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%        1,890  AboveNet, Inc. (j)                            47,250
                                                               17,800  BellSouth Corp.                              468,140
                                                                1,400  CenturyTel, Inc.                              48,972
                                                               50,400  Cincinnati Bell, Inc. (j)                    222,264
                                                               54,000  SBC Communications, Inc.                   1,294,380
                                                               29,300  Verizon Communications, Inc.                 957,817
                                                                                                               --------------
                                                                                                                  3,038,823
           ------------------------------------------------------------------------------------------------------------------
           ELECTRIC UTILITIES - 0.2%                           35,600  PPL Corp.                                  1,150,948
           ------------------------------------------------------------------------------------------------------------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%           12,200  Jabil Circuit, Inc. (j)                      377,224
                                                               84,800  Sanmina-SCI Corp. (j)                        363,792
                                                               72,795  Solectron Corp. (j)                          284,628
                                                                                                                 ------------
                                                                                                                  1,025,644
           ------------------------------------------------------------------------------------------------------------------
           ENERGY EQUIPMENT & SERVICES - 1.0%                   4,200  Baker Hughes, Inc.                           250,656
                                                               18,300  ENSCO International, Inc.                    852,597
                                                               23,300  GlobalSantaFe Corp.                        1,062,946
                                                                6,900  Halliburton Co.                              472,788
                                                               35,000  Key Energy Services, Inc. (j)                516,250
                                                               14,100  Maverick Tube Corp. (j)                      423,000
                                                                3,800  Noble Corp.                                  260,148
                                                               22,100  Rowan Cos., Inc.                             784,329
                                                               15,600  Schlumberger Ltd.                          1,316,328
                                                                3,700  Tidewater, Inc.                              180,079
                                                                7,100  Todco Class A (j)                            296,141
                                                                7,700  Transocean, Inc. (j)                         472,087
                                                                                                                 -----------
                                                                                                                  6,887,349
           ------------------------------------------------------------------------------------------------------------------
           FOOD & STAPLES RETAILING - 0.2%                     25,200  CVS Corp.                                    731,052
                                                               11,700  Wal-Mart Stores, Inc.                        512,694
                                                               12,600  Walgreen Co.                                 547,470
                                                                                                                ------------
                                                                                                                  1,791,216
           ------------------------------------------------------------------------------------------------------------------
           FOOD PRODUCTS - 0.4%                                15,900  ConAgra Foods, Inc.                          393,525
                                                               24,600  Corn Products International, Inc.            496,182
                                                                7,500  HJ Heinz Co.                                 274,050
                                                                7,300  Ralcorp Holdings, Inc. (j)                   306,016
                                                               16,800  Sara Lee Corp.                               318,360
                                                               37,900  Tyson Foods, Inc. Class A                    684,095
                                                                                                                ------------
                                                                                                                  2,472,228
----------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                     SHARES
COUNTRY     INDUSTRY                                   HELD  COMMON STOCKS                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%  16,200  Baxter International, Inc.                          $   645,894
                                                      5,900  Waters Corp. (j)                                        245,440
                                                                                                                  -----------
                                                                                                                     891,334
            -----------------------------------------------------------------------------------------------------------------
            HEALTH CARE PROVIDERS & SERVICES - 0.4%   4,400  AmerisourceBergen Corp.                                 340,120
                                                     23,930  HCA, Inc.                                             1,146,726
                                                      6,000  Health Management Associates, Inc. Class A              140,820
                                                     11,600  HealthSouth Corp. (j)                                    48,024
                                                      4,500  Humana, Inc. (j)                                        215,460
                                                      2,900  LifePoint Hospitals, Inc. (j)                           126,817
                                                     11,800  Manor Care, Inc.                                        453,238
                                                      6,100  Tenet Healthcare Corp. (j)                               68,503
                                                     10,375  Triad Hospitals, Inc. (j)                               469,676
                                                                                                                 ------------
                                                                                                                   3,009,384
            -----------------------------------------------------------------------------------------------------------------
            HOTELS, RESTAURANTS & LEISURE - 0.7%    503,700  La Quinta Corp. (j)                                   4,377,153
                                                      8,900  Wendy's International, Inc.                             401,835
                                                                                                                  -----------
                                                                                                                   4,778,988
            -----------------------------------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 0.0%                 4,100  Kimberly-Clark Corp.                                    244,073
            -----------------------------------------------------------------------------------------------------------------
            IT SERVICES - 0.1%                       13,000  Automatic Data Processing, Inc.                         559,520
            -----------------------------------------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS &            37,700  The AES Corp. (j)                                       619,411
            ENERGY TRADERS - 0.1%
            -----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL CONGLOMERATES - 1.3%         219,800  General Electric Co.                                  7,400,666
                                                     59,500  Tyco International Ltd.                               1,657,075
                                                                                                                 ------------
                                                                                                                   9,057,741
            -----------------------------------------------------------------------------------------------------------------
            INSURANCE - 1.9%                         34,600  ACE Ltd. (k)                                          1,628,622
                                                     13,000  The Allstate Corp.                                      718,770
                                                     91,100  American International Group, Inc.                    5,644,556
                                                     13,000  Assurant, Inc.                                          494,780
                                                      9,700  Bristol West Holdings, Inc.                             177,025
                                                      4,200  Hartford Financial Services Group, Inc.                 324,114
                                                      4,200  Prudential Financial, Inc.                              283,752
                                                      7,200  RenaissanceRe Holdings Ltd.                             314,856
                                                     45,545  The St. Paul Travelers Cos., Inc.                     2,043,604
                                                     21,100  XL Capital Ltd. Class A                               1,435,433
                                                                                                                 ------------
                                                                                                                  13,065,512
            -----------------------------------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES - 0.1%      78,700  webMethods, Inc. (j)                                    556,409
            -----------------------------------------------------------------------------------------------------------------
            MACHINERY - 0.1%                          3,100  Deere & Co.                                             189,720
                                                     19,200  Navistar International Corp. (j)                        622,656
                                                                                                                  -----------
                                                                                                                     812,376
            -----------------------------------------------------------------------------------------------------------------
            MEDIA - 0.8%                             53,779  Comcast Corp. Class A (j)                             1,580,027
                                                      8,473  The DIRECTV Group, Inc. (j)                             126,926
                                                      4,090  Discovery Holding Co. (j)                                59,060
                                                      6,480  Liberty Global, Inc. (j)                                175,478
                                                      6,480  Liberty Global, Inc. Series C (j)                       166,860
                                                     40,900  Liberty Media Corp. Class A (j)                         329,245
                                                     10,919  NTL, Inc. (j)                                           729,389
                                                     32,400  Time Warner, Inc.                                       586,764
                                                      9,300  Tribune Co.                                             315,177
                                                     37,958  Viacom, Inc. Class B                                  1,252,994
                                                                                                                 -----------
                                                                                                                   5,321,920
----------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                       SHARES
COUNTRY                     INDUSTRY                                     HELD  COMMON STOCKS                                VALUE
----------------------------------------------------------------------------------------------------------------------------------
                            METALS & MINING - 0.7%                     35,100  Alcoa, Inc.                            $   857,142
                                                                        7,600  Aleris International, Inc. (j)             208,620
                                                                       26,300  Freeport-McMoRan Copper & Gold, Inc.     1,277,917
                                                                               Class B
                                                                       44,900  Inco Ltd.                                2,126,015
                                                                        7,600  Mittal Steel Co. NV                        218,880
                                                                        5,300  United States Steel Corp.                  224,455
                                                                                                                     -------------
                                                                                                                        4,913,029
                            -------------------------------------------------------------------------------------------------------
                            OIL, GAS & CONSUMABLE FUELS - 2.9%          5,000  Alon USA Energy, Inc. (j)                  120,750
                                                                        5,400  Amerada Hess Corp.                         742,500
                                                                       45,312  Chevron Corp.                            2,933,054
                                                                       14,758  ConocoPhillips                           1,031,732
                                                                        5,300  Consol Energy, Inc.                        404,231
                                                                        9,700  Devon Energy Corp.                         665,808
                                                                      249,100  El Paso Corp.                            3,462,490
                                                                       33,650  Exxon Mobil Corp.                        2,138,121
                                                                      100,500  ICG, Inc. (j)(o)                         1,497,450
                                                                        4,200  James River Coal Co. (j)                   211,974
                                                                       13,985  Kerr-McGee Corp.                         1,358,083
                                                                       30,400  Marathon Oil Corp.                       2,095,472
                                                                        6,000  Massey Energy Co.                          306,420
                                                                       10,500  Noble Energy, Inc.                         492,450
                                                                       18,325  Occidental Petroleum Corp.               1,565,505
                                                                       30,100  Rosetta Resources, Inc. (a)(j)             586,950
                                                                       14,475  Stone Energy Corp. (j)                     883,554
                                                                        3,700  Williams Cos., Inc.                         92,685
                                                                                                                      -------------
                                                                                                                       20,589,229
                            -------------------------------------------------------------------------------------------------------
                            PAPER & FOREST PRODUCTS - 0.3%             41,200  Bowater, Inc.                            1,164,724
                                                                        7,800  Deltic Timber Corp.                        359,190
                                                                       29,900  International Paper Co.                    891,020
                                                                                                                       -----------
                                                                                                                        2,414,934
                            -------------------------------------------------------------------------------------------------------
                            PERSONAL PRODUCTS - 0.1%                   12,900  Avon Products, Inc.                        348,300
                                                                        7,600  The Gillette Co.                           442,320
                                                                                                                       ------------
                                                                                                                          790,620
                            -------------------------------------------------------------------------------------------------------
                            PHARMACEUTICALS - 2.1%                     26,800  Abbott Laboratories                      1,136,320
                                                                       15,000  Andrx Corp. (j)                            231,450
                                                                       54,200  Bristol-Myers Squibb Co.                 1,304,052
                                                                       17,200  Eli Lilly & Co.                            920,544
                                                                        5,925  IVAX Corp. (j)                             156,183
                                                                       54,000  Johnson & Johnson                        3,417,120
                                                                       57,900  Merck & Co., Inc.                        1,575,459
                                                                      162,000  Pfizer, Inc.                             4,045,140
                                                                       40,200  Schering-Plough Corp.                      846,210
                                                                        3,300  Watson Pharmaceuticals, Inc. (j)           120,813
                                                                       18,600  Wyeth                                      860,622
                                                                                                                      ------------
                                                                                                                       14,613,913
                            -------------------------------------------------------------------------------------------------------
                            REAL ESTATE - 0.2%                         10,500  Aames Investment Corp.                      65,940
                                                                       64,230  Friedman Billings Ramsey Group, Inc.       654,504
                                                                               Class A
                                                                        3,854  Prologis                                   170,758
                                                                        8,713  Ventas, Inc.                               280,559
                                                                                                                       -----------
                                                                                                                        1,171,761
----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                            SHARES
COUNTRY                     INDUSTRY                          HELD  COMMON STOCKS                                     VALUE
----------------------------------------------------------------------------------------------------------------------------
                            ROAD & RAIL - 0.5%              19,500  CSX Corp.                                   $   906,360
                                                            33,500  Union Pacific Corp.                           2,401,950
                                                                                                              ---------------
                                                                                                                  3,308,310
                            -------------------------------------------------------------------------------------------------
                            SEMICONDUCTORS &                25,159  Agere Systems, Inc. (j)                         261,905
                            SEMICONDUCTOR EQUIPMENT - 0.4%  17,700  Altera Corp. (j)                                338,247
                                                            51,700  Cirrus Logic, Inc. (j)                          392,403
                                                            48,600  Intel Corp.                                   1,197,990
                                                            29,200  Micron Technology, Inc. (j)                     388,360
                                                                                                                -------------
                                                                                                                  2,578,905
                            -------------------------------------------------------------------------------------------------
                            SOFTWARE - 2.1%                 78,500  BMC Software, Inc. (j)                        1,656,350
                                                            22,500  Borland Software Corp. (j)                      130,950
                                                           163,252  Computer Associates International, Inc.       4,540,038
                                                            18,800  Compuware Corp. (j)                             178,600
                                                           220,000  Microsoft Corp. (k)                           5,660,600
                                                            26,800  Novell, Inc. (j)                                199,660
                                                           150,900  Siebel Systems, Inc.                          1,558,797
                                                            11,466  Symantec Corp. (j)                              259,820
                                                            91,500  TIBCO Software, Inc. (j)                        764,940
                                                                                                                ------------
                                                                                                                 14,949,755
                            -------------------------------------------------------------------------------------------------
                            SPECIALTY RETAIL - 0.2%         15,700  Home Depot, Inc.                                598,798
                                                            36,700  Pier 1 Imports, Inc.                            413,609
                                                             4,600  The Sports Authority, Inc. (j)                  135,424
                                                                                                                -------------
                                                                                                                  1,147,831
                            -------------------------------------------------------------------------------------------------
                            TEXTILES, APPAREL               84,900  Unifi, Inc. (j)                                 283,566
                            & LUXURY GOODS - 0.0%
                            -------------------------------------------------------------------------------------------------
                            THRIFTS & MORTGAGE              14,600  Fannie Mae                                      654,372
                            FINANCE - 0.2%                   7,500  Freddie Mac                                     423,450
                                                             5,900  Washington Mutual, Inc.                         231,398
                                                                                                                 -----------
                                                                                                                  1,309,220
                            -------------------------------------------------------------------------------------------------
                            TOBACCO - 0.3%                  25,100  Altria Group, Inc.                            1,850,121
                            -------------------------------------------------------------------------------------------------
                            TRANSPORTATION                  82,700  Macquarie Infrastructure Co. Trust            2,332,140
                            INFRASTRUCTURE - 0.3%
                            -------------------------------------------------------------------------------------------------
                            WIRELESS TELECOMMUNICATION      23,500  Alltel Corp.                                  1,530,085
                            SERVICES - 0.4%                 48,100  Sprint Nextel Corp.                           1,143,818
                                                                                                                ------------
                                                                                                                  2,673,903
                            -------------------------------------------------------------------------------------------------
                                                                    TOTAL COMMON STOCKS IN THE UNITED STATES    173,484,731
                            -------------------------------------------------------------------------------------------------
                                                                    TOTAL COMMON STOCKS
                                                                    (COST - $289,799,486) - 55.4%               390,781,476
----------------------------------------------------------------------------------------------------------------------------
                                                                    MUTUAL FUNDS
----------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.0%                                             110,286  Vietnam Enterprise                              174,252
                                                                    Investments Ltd. Redeemable Shares (j)
                            -------------------------------------------------------------------------------------------------
                                                                    TOTAL MUTUAL FUNDS
                                                                    (COST - $130,000) - 0.0%                        174,252
-----------------------------------------------------------------------------------------------------------------------------
                                                                    PREFERRED STOCKS
----------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.2%            COMMERCIAL BANKS - 0.2%         31,600  National Australia Bank Ltd., 7.875% (f)      1,295,600
                            ------------------------------------------------------------------------------------------------
                                                                    TOTAL PREFERRED STOCKS IN AUSTRALIA           1,295,600
----------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.1%               METALS & MINING - 0.1%          38,500  Usinas Siderurgicas                             899,399
                                                                    de Minas Gerais SA Preferred Class A
                            -------------------------------------------------------------------------------------------------
                                                                    TOTAL PREFERRED STOCKS IN BRAZIL                899,399
----------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                     SHARES
COUNTRY              INDUSTRY                                          HELD  PREFERRED STOCKS                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.6% DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%    9,829  McLeodUSA, Inc. Series A, 2.50% (f)         $    1,179
                     ---------------------------------------------------------------------------------------------------------------
                     INSURANCE - 0.2%                                22,500  Metlife, Inc. Series B, 6.375% (f)             631,575
                                                                     20,000  XL Capital Ltd., 6.50% (f)                     456,600
                                                                                                                        ------------
                                                                                                                          1,088,175
                     ---------------------------------------------------------------------------------------------------------------
                     OIL, GAS & CONSUMABLE FUELS - 0.1%                 510  El Paso Corp., 4.99% (a)(f)                    629,531
                     ---------------------------------------------------------------------------------------------------------------
                     THRIFTS & MORTGAGE FINANCE - 0.3%                   24  Fannie Mae, 5.375% (f)                       2,198,397
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL PREFERRED STOCKS IN THE                3,917,282
                                                                             UNITED STATES
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL PREFERRED STOCKS
                                                                             (COST - $5,866,107) - 0.9%                   6,112,281
------------------------------------------------------------------------------------------------------------------------------------

                                                                             WARRANTS (C)
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 0.1%         Real Estate - 0.1%                             376,979  Marco Polo Investment Holdings Ltd.
                                                                             (expires 8/29/2013)                            565,469

                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL WARRANTS IN JAPAN                        565,469
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.0%      MACHINERY - 0.0%                               101,940  SapuraCrest Petroleum Bhd
                                                                             (expires 2/18/2009)                             10,007
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL WARRANTS IN MALAYSIA                      10,007
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.1% COMMUNICATIONS EQUIPMENT - 0.0%                 17,905  Lucent Technologies, Inc.
                                                                             (expires 12/10/2007)                            17,010
                     ---------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.1%              251,100  Foster Wheeler Ltd. Class B
                                                                             (expires 9/24/2007)                            389,205
                     ---------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%      795  AboveNet, Inc. (expires 9/08/2008)               7,155
                                                                        936  AboveNet, Inc. (expires 9/08/2010)               8,424
                                                                     21,779  McLeodUSA, Inc. (expires 4/16/2007)                152
                                                                                                                          ----------
                                                                                                                             15,731
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL WARRANTS IN THE UNITED STATES            421,946
------------------------------------------------------------------------------------------------------------------------------------
                                                                             TOTAL WARRANTS
                                                                             (COST - $440,443) - 0.2%                       997,422
------------------------------------------------------------------------------------------------------------------------------------
                                                                             RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0% COMMERCIAL SERVICES & SUPPLIES - 0.0%           52,600  Information Resources, Inc. (g)                 28,930
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL RIGHTS
                                                                             (COST - $88,368) - 0.0%                         28,930
------------------------------------------------------------------------------------------------------------------------------------
                                                                             FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                       FACE
                                                                     AMOUNT  CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.1%     FOOD PRODUCTS - 0.1%           USD             775,000  Burns, Philp Capital Property Ltd., 10.75%     868,000
                                                                                 due 2/15/2011
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL CORPORATE BONDS IN AUSTRALIA             868,000
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.1%        CHEMICALS - 0.1%                               400,000  Cosan SA Industria e Comercio, 9%              424,000
                                                                             due 11/01/2009 (a)
                     ---------------------------------------------------------------------------------------------------------------
                     METALS & MINING - 0.0%         BRL              10,296  Cia Vale do Rio Doce (m)(n)                          0
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL CORPORATE BONDS IN BRAZIL                424,000
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.2%        WIRELESS TELECOMMUNICATION SERVICES - 0.2%              Rogers Wireless Communications, Inc.:
                                                    USD             800,000      6.535% due 12/15/2010 (n)                  834,000
                                                    CAD             325,000      7.625% due 12/15/2011                      299,629
                     ---------------------------------------------------------------------------------------------------------------
                                                                             TOTAL CORPORATE BONDS IN CANADA              1,133,629
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                   FACE
COUNTRY           INDUSTRY                                       AMOUNT  CORPORATE BONDS                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.4%      ELECTRIC UTILITIES - 0.4%              USD  2,905,193  Empresa Electrica del Norte Grande SA,          2,672,778
                                                                         4% due 11/05/2017 (l)
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN CHILE                  2,672,778
-----------------------------------------------------------------------------------------------------------------------------------
EUROPE - 2.1%     COMMERCIAL BANKS - 2.1%                                European Investment Bank:
                                                         EUR  2,350,000      3.50% due 10/15/2005                        2,834,359
                                                         GBP  2,250,000      6.125% due 12/07/2005                       3,991,499
                                                         EUR  3,900,000      4% due 1/15/2007                            4,801,867
                                                         BRL  5,181,190      0% due 9/12/2008 (a)                        1,531,078
                                                              6,160,000      0% due 9/21/2010 (a)                        1,427,374
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN EUROPE                 4,586,177
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE - 0.6%     COMMERCIAL BANKS - 0.4%                EUR  2,550,000  ERAP, 2.875% due 7/12/2006                      3,088,617
                  ------------------------------------------------------------------------------------------------------------------
                  CONTAINERS &                           USD    950,000  Crown European Holdings SA, 10.875%             1,102,000
                  PACKAGING - 0.2%                                       due 3/01/2013
                  ------------------------------------------------------------------------------------------------------------------
                  SOFTWARE - 0.0%                        EUR     98,700  Infogrames Entertainment SA Series WW,             83,055
                                                                          4% due 4/01/2009 (f)
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN FRANCE                 4,273,672
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.8%    COMMERCIAL BANKS - 1.8%                                KfW - Kreditanstalt fuer Wiederaufbau:
                                                         GBP  2,250,000      4.125% due 6/07/2006                        3,975,199
                                                                475,000      4.80% due 10/27/2006                          842,422
                                                         EUR  2,550,000      3.125% due 11/15/2006                       3,101,790
                                                         GBP    700,000      5.375% due 12/07/2007                       1,263,456
                                                                700,000      4.50% due 12/07/2008                        1,240,665
                                                         EUR  2,000,000      4.25% due 7/04/2014                         2,616,170
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN GERMANY                3,039,702
-----------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.2%  INDUSTRIAL CONGLOMERATES - 0.2%        USD    770,000  First Pacific Finance Ltd., 0%                    829,675
                                                                         due 1/18/2010 (f)
                                                                725,000  Hutchison Whampoa International Ltd.,
                                                                         5.45% due 11/24/2010                              741,378
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN HONG KONG              1,571,053
-----------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.4%      AUTOMOBILES - 0.2%                            500,000  Tata Motors Ltd., 1% due 7/31/2008 (a)(f)       1,065,000
                  ------------------------------------------------------------------------------------------------------------------
                  MEDIA - 0.2%                                1,490,000  Zee Telefilms Ltd, 0.50% due 4/29/2009 (f)      1,542,150
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN INDIA                  2,607,150
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN - 0.7%      COMMERCIAL BANKS - 0.6%                JPY 60,000,000  The Bank of Fukuoka Ltd. Series 2, 1.10%          964,702
                                                                         due 9/28/2007 (f)
                                                             99,000,000  The Bank of Kyoto Ltd. Series 1, 1.90%
                                                                         due 9/30/2009 (f)                               ----------
                                                                                                                         1,567,438
                                                            200,000,000  International Bank for Reconstruction
                                                                         & Development, Series 670, 2%
                                                                         due 2/18/2008                                   ----------
                                                                                                                         1,828,809

                                                             17,000,000  The Mie Bank Ltd., 1% due 10/31/2011 (f)          181,489
                                                                                                                         ----------
                                                                                                                         4,542,438

                  ------------------------------------------------------------------------------------------------------------------
                  LEISURE EQUIPMENT & PRODUCTS - 0.1%        45,000,000  Shoei Co., Ltd. Series 2, 0%                      543,939
                                                                         due 12/30/2009 (f)
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN JAPAN                  5,086,377
-----------------------------------------------------------------------------------------------------------------------------------
LUXEMBOURG - 0.1% INDUSTRIAL CONGLOMERATES - 0.1%        USD    358,000  Tyco International Group SA, 2.75%                439,892
                                                                         due 1/15/2018 (a)(f)
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN LUXEMBOURG               439,892
-----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.2%   DIVERSIFIED FINANCIAL SERVICES - 0.2%       1,200,000  Feringghi Capital Ltd., 0%
                                                                         due 12/22/2009 (f)                              1,260,000
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN MALAYSIA               1,260,000
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.2%     HOUSEHOLD DURABLES - 0.1%                     755,000  Vitro Envases
                                                                         Norteamerica SA de CV, 10.75% due 7/23/2011 (a)   770,100
                  ------------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 0.1%     GBP    310,000  Petroleos Mexicanos, 14.50% due 3/31/2006         573,099
                  ------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN MEXICO                 1,343,199
-----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                   FACE
COUNTRY              INDUSTRY                                    AMOUNT  CORPORATE BONDS                                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.4%   COMMERCIAL BANKS - 0.1%            GBP     500,000  BANK NEDERLANDSE GEMEENTEN, 4.625%              885,281
                                                                         due 12/07/2006
                     -------------------------------------------------------------------------------------------------------------
                     SEMICONDUCTORS & SEMICONDUCTOR                      ASM International NV (f):
                     EQUIPMENT - 0.3%                   USD     265,000      4.25% due 12/06/2011 (a)                    246,119
                                                                 70,000      4.25% due 12/06/2011                         64,021
                                                        EUR   1,450,000  Infineon Technologies
                                                                         Holding BV, 4.25% due 2/06/2007 (f)
                                                                                                                       1,762,174
                                                                                                                      ------------
                                                                                                                       2,072,314
                     -------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN THE NETHERLANDS      2,957,595
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.1%   WIRELESS TELECOMMUNICATION                         LG Telecom Ltd.:
                     SERVICES - 0.1%
                                                        USD     900,000      8.25% due 7/15/2009 (a)                     954,521
                                                                 50,000      8.25% due 7/15/2009                          52,539
                     -----------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN SOUTH KOREA          1,007,060
---------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.1%        DIVERSIFIED FINANCIAL              TRY   1,396,720  Svensk Exportkredit AB, 10.50%                1,037,875
                     SERVICES - 0.1%                                     due 9/29/2015
                     -------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN SWEDEN               1,037,875
---------------------------------------------------------------------------------------------------------------------------------
TAIWAN - 0.1%        CAPITAL MARKETS - 0.0%             USD   1,100,000  UBS AG, Jersey Branch, 1.424%                    32,489
                                                                         due 12/01/2010 (f)
                     -------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION MATERIALS - 0.1%              690,000  Taiwan Cement Corp., 0% due 3/03/2009 (f)       733,125
                     -------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN TAIWAN                 765,614
---------------------------------------------------------------------------------------------------------------------------------
UNITED               COMMERCIAL BANKS - 0.1%            GBP     235,000  International Bank for
KINGDOM - 0.4%                                                           Reconstruction & Development,
                                                                         7.125% due 7/30/2007                            435,677
                     -------------------------------------------------------------------------------------------------------------
                     DIVERSIFIED                                         Colt Telecom Group Plc (f):
                     TELECOMMUNICATION SERVICES - 0.3% EUR    1,250,000      2% due 3/29/2006                          1,748,189
                                                                500,000      2% due 4/03/2007                            741,473
                                                                                                                       -----------
                                                                                                                       2,489,662
                     -------------------------------------------------------------------------------------------------------------
                                                                         TOTAL CORPORATE BONDS IN THE
                                                                         UNITED KINGDOM                                2,925,339
---------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 3.3% AEROSPACE & DEFENSE - 0.0%         USD     230,000  GenCorp, Inc., 5.75% due 4/15/2007 (f)          251,562
                     -------------------------------------------------------------------------------------------------------------
                     AIRLINES - 0.0%                            356,242  Northwest Airlines, Inc. Series 1999-3-B,        58,780
                                                                         9.485% due 10/01/2016 (h)
                     -------------------------------------------------------------------------------------------------------------
                     BIOTECHNOLOGY - 0.2%                                Abgenix, Inc. (f):
                                                                825,000      3.50% due 3/15/2007                         805,406
                                                                310,000      1.75% due 12/15/2011 (a)                    351,850
                                                                 90,000  Cell Genesys, Inc., 3.125% due 11/01/2011 (f)    72,000
                                                                                                                        ---------
                                                                                                                       1,229,256
                     -------------------------------------------------------------------------------------------------------------
                     COMMUNICATIONS EQUIPMENT - 0.1%            380,000  Lucent Technologies, Inc., 8%
                                                                         due 8/01/2031 (f)                               392,350
                     -------------------------------------------------------------------------------------------------------------
                     CONSTRUCTION & ENGINEERING - 0.8%        3,498,750  Foster Wheeler LLC Series A, 10.359%
                                                                         due 9/15/2011                                 3,918,600
                                                                974,000  J Ray McDermott SA, 11% due 12/15/2013 (a)    1,115,230
                                                                545,000  McDermott, Inc., 8.75% due 5/19/2023            547,725
                                                                                                                       ----------
                                                                                                                       5,581,555
                     -------------------------------------------------------------------------------------------------------------
                     CONTAINERS & PACKAGING - 0.2%            1,685,000  Anchor Glass Container Corp., 11%
                                                                         due 2/15/2013 (h)                             1,078,400
                                                                375,000  Crown Cork & Seal Co., Inc., 7.50%
                                                                         due 12/15/2096                                  315,000
                                                                                                                      -----------
                                                                                                                       1,393,400
---------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                                    FACE
COUNTRY        INDUSTRY                                           AMOUNT    CORPORATE BONDS                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES - 0.3%                        General Electric Capital Corp.:

               ---------------------------------------------------------------------------------------------------------------------
                                                         JPY 135,000,000        0.10% due 12/20/2005                    $  1,191,181
                                                              75,000,000        1.40% due 11/02/2006                         670,894
                                                         USD     225,000    Triad Acquisition Corp., 11.125%
                                                                            due 5/01/2013 (a)
                                                                                                                             232,313
                                                                                                                        ------------
                                                                                                                           2,094,388
               ---------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION                                MCI, Inc.:
               SERVICES - 0.3%                                   861,000        6.908% due 5/01/2007                         867,457
                                                                 861,000        7.688% due 5/01/2009                         893,287
                                                                 589,000        8.735% due 5/01/2014                         656,735
                                                                                                                        ------------
                                                                                                                           2,417,479
               ---------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS                              86,000    Beverly Enterprises, Inc., 7.875%                 95,245
               & SERVICES - 0.1%                                            due 6/15/2014
                                                                 600,000    Tenet Healthcare Corp., 9.25%                    606,000
                                                                            due 2/01/2015 (a)
                                                                                                                           ---------
                                                                                                                             701,245
               ---------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 0.1%              850,000    Uno Restaurant Corp., 10% due 2/15/2011 (a)      786,250
               ---------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY      GBP     213,000    The AES Corp., 8.375% due 3/01/2011              388,122
               TRADERS - 0.5%                            USD     625,000    Calpine Corp., 7.625% due 4/15/2006              550,000
                                                                            Calpine Generating Co. LLC (n):
                                                               1,800,000        7.61% due 4/01/2009                        1,827,000
                                                               1,000,000        9.61% due 4/01/2010                        1,010,000
                                                                                                                         -----------
                                                                                                                           3,775,122
               ---------------------------------------------------------------------------------------------------------------------
               INSURANCE - 0.1%                                  291,000    Fortis Insurance NV, 7.75%                       325,192
                                                                            due 1/26/2008 (a)(f)
               ---------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 0.1%                325,000    McMoRan Exploration Co., 5.25%                   420,875
                                                                            due 10/06/2011 (a)(f)
               ---------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.2%                  1,250,000    Mandra Forestry, 12% due 5/15/2013 (a)(p)      1,262,500
               ---------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS &                                  980,000    Conexant Systems, Inc., 4% due 2/01/2007 (f)     945,700
               SEMICONDUCTOR EQUIPMENT - 0.2%                    625,000    LSI Logic Corp., 4% due 11/01/2006 (f)           621,094
                                                                                                                        ------------
                                                                                                                           1,566,794
               ---------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 0.0%                           110,000    General Nutrition Centers, Inc., 8.625%          105,600
                                                                            due 1/15/2011 (a)
               ---------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES - 0.1%                   800,000    Nextel Communications, Inc., 5.25%    806,000
                                                                            due 1/15/2010 (f)
               ---------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL CORPORATE BONDS IN THE                  23,168,348
                                                                            UNITED STATES
               ---------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL CORPORATE BONDS
                                                                            (COST - $77,381,983) - 11.5%                  81,167,460
               ---------------------------------------------------------------------------------------------------------------------
                                                                            FLOATING RATE LOAN INTERESTS (B)
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.1%  HOUSEHOLD DURABLES - 0.1%                         500,000    Vitro Envases                                    491,250
                                                                            Norteamerica SA de CV, Term, 10.08%
                                                                            due 2/23/2010
               ---------------------------------------------------------------------------------------------------------------------
                                                                            TOTAL FLOATING RATE LOAN INTERESTS IN MEXICO     491,250
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                                                            FACE
COUNTRY           INDUSTRY                                AMOUNT   FLOATING RATE LOAN INTERESTS                   VALUE
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES -   CONTAINERS &              USD         1,282,000  Anchor Glass Container Corp. Debtor In
0.2%              PACKAGING - 0.2%                                 Possesion Term, 10.789% due 9/30/2006     $1,307,640
                  ------------------------------------------------------------------------------------------------------------
                  TEXTILES, APPAREL                     641,859    Galey & Lord, Inc. Term, 10.17%              173,302
                   & LUXURY GOODS - 0.0%                           due 9/05/2009 (h)
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FLOATING RATE LOAN INTERESTS         1,480,942
                                                                   IN THE UNITED STATES
------------------------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FLOATING RATE LOAN INTERESTS         1,972,192
                                                                   (COST - $2,235,198) - 0.3%
------------------------------------------------------------------------------------------------------------------------------
                                                                   FOREIGN GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.1%                                             650,000  Brazilian Government International           653,250
                                                                   Bond, 8.25% due 1/20/2034
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                     653,250
                                                                   OBLIGATIONS IN BRAZIL
------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.3%                               CAD         2,355,000  Canadian Government Bond, 4%               2,062,806
                                                                   due 9/01/2010

                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   2,062,806
                                                                   OBLIGATIONS IN CANADA
------------------------------------------------------------------------------------------------------------------------------
FRANCE - 0.2%                               EUR         1,125,000  Caisse d'Amortissement de                  1,444,302
                                                                   la Dette Sociale, 4%
                                                                   due 10/25/2014
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   1,444,302
                                                                   OBLIGATIONS IN FRANCE
------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.5%                                          8,000,000  Deutsche Bundesrepublik Series 00,        10,810,933
                                                                   5.25% due 1/04/2011
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                  10,810,933
                                                                   OBLIGATIONS IN GERMANY
------------------------------------------------------------------------------------------------------------------------------
ICELAND - 0.2%                              ISK        71,000,000  Iceland Rikisbref, 7.25%                   1,141,498
                                                                   due 5/17/2013
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   1,141,498
                                                                   OBLIGATIONS IN ICELAND
------------------------------------------------------------------------------------------------------------------------------
ITALY - 0.2%                                JPY       125,000,000  Italy Government International             1,105,980
                                                                   Bond, 0.375% due 10/10/2006
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   1,105,980
                                                                   OBLIGATIONS IN ITALY
------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.4%                             MYR         2,225,000  Johor Corp., 1% due 7/31/2009                621,335
                                                        8,750,000  Malaysia Government Bond                   2,581,278
                                                                   Series 386X, 8.60% due 12/01/2007
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   3,202,613
                                                                   OBLIGATIONS IN MALAYSIA
------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS -                               EUR         1,300,000  Netherlands Government Bond, 3.75%         1,646,494
0.2%                                                               due 7/15/2014
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   1,646,494
                                                                   OBLIGATIONS IN THE NETHERLANDS
------------------------------------------------------------------------------------------------------------------------------
NEW ZEALAND -                               NZD         1,175,000  New Zealand Government Bond                1,089,012
0.2%                                                               Series 216, 4.50% due 2/14/2016
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS IN    1,089,012
                                                                   NEW ZEALAND
------------------------------------------------------------------------------------------------------------------------------
POLAND - 0.2%                               PLN         5,150,000  Poland Government Bond, 3% due 8/24/2016   1,665,178
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   1,665,178
                                                                   OBLIGATIONS IN POLAND
------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.4%                               SEK        16,500,000  Sweden Government Bond                     2,685,622
                                                                   Series 3101, 4% due 12/01/2008
                  ------------------------------------------------------------------------------------------------------------
                                                                   TOTAL FOREIGN GOVERNMENT                   2,685,622
                                                                   OBLIGATIONS IN SWEDEN
------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                                                     FACE
COUNTRY              INDUSTRY                                      AMOUNT  FOREIGN GOVERNMENT OBLIGATOINS                   VALUE
----------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FOREIGN GOVERNMENT
                                                                           OBLIGATIONS
                                                                           (COST - $23,979,524) - 3.9%               $ 27,507,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                           U.S. GOVERNMENT OBLIGATIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                                           U.S. Treasury Inflation
                                                                            Indexed Bonds:
                                                          USD   7,162,190      1.625% due 1/15/2015                     7,077,139
                                                               13,459,228      1.875% due 7/15/2015                    13,578,060
                                                                           U.S. Treasury Notes:
                                                                7,500,000      3.625% due 4/30/2007                     7,436,715
                                                                  700,000      3.50% due 5/31/2007                        692,426
                                                                1,385,000      4% due 6/15/2009                         1,375,478
                                                                  625,000      4.75% due 5/15/2014                        643,896
                     -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                           (COST - $30,830,659) - 4.4%                 30,803,714
----------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL FIXED INCOME SECURITIES
                                                                           (COST - $134,427,364) - 20.1%              141,451,054
----------------------------------------------------------------------------------------------------------------------------------
                                                                           BENEFICIAL
                                                                           INTEREST   OTHER INTERESTS (E)
----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0% DIVERSIFIED                              1,400,000    AboveNet, Inc.                                       0
                     TELECOMMUNICATION SERVICES - 0.0%                     (Litigation Trust Certificates)
                     -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL OTHER INTERESTS                                0
                                                                           (COST - $0) - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                                                                     FACE
                                                                   AMOUNT  SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
DENMARK - 0.1%       Time Deposits - 0.1%                 DKK   3,454,653  Danish Krone Time Deposit, 2.04%
                                                                           due 11/04/2005                                 558,129
                     -------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES IN DENMARK         558,129
----------------------------------------------------------------------------------------------------------------------------------
EUROPE - 1.1%        TIME DEPOSITS - 1.1%                                  Euro Time Deposit:
                                                          EUR   1,609,521      2.04% due 10/14/2005                     1,940,515
                                                                1,609,521      2.04% due 10/21/2005                     1,940,515
                                                                1,609,521      2.04% due 11/04/2005                     1,940,515
                                                                1,609,521      2.04% due 11/11/2005                     1,940,515
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES IN EUROPE        7,762,060
----------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.1%        TIME DEPOSITS - 0.1%                 SEK   5,994,904  Swedish Krona Time Deposit, 1.46%
                                                                           due 11/04/2005                                 775,583
                     ---------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES IN SWEDEN          775,583
----------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.4%   TIME DEPOSITS - 0.4%                 CHF   4,157,013  Swiss Franc Time Deposit, 0.65%              3,224,365
                                                                           due 11/04/2005
                     ---------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES IN SWITZERLAND   3,224,365
----------------------------------------------------------------------------------------------------------------------------------
                                                               BENEFICIAL
                                                                 INTEREST
----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 20.9%                                     USD 147,456,515  Merrill Lynch Liquidity Series,            147,456,515
                                                                             LLC Cash Sweep Series I (d)
                     -------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES IN THE         147,456,515
                                                                           UNITED STATES
----------------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL SHORT-TERM SECURITIES
                                                                           (COST - $159,776,652) - 22.6%              159,776,652
----------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                            NUMBER OF
                            CONTRACTS OPTIONS PURCHASED                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
   CALL OPTIONS PURCHASED         24  Darden Restaurants, Inc., expiring April 2006 at USD 30                        $   5,040
                                  60  HCA, Inc., expiring February 2006 at USD 55                                        1,800
                                                                                                                     -----------
                                                                                                                         6,840

   ---------------------------------------------------------------------------------------------------------------------------------
   PUT OPTIONS PURCHASED          59  American Axle & Manufacturing Holdings, Inc., expiring January 2006 at USD 20      3,835
                                 118  Applebees International, Inc., expiring February 2006 at USD 20                    9,440
                                  51  Bowater, Inc., expiring March 2006 at USD 25                                       5,610
                                  64  Brinker International, Inc., expiring January 2006 at USD 35                       8,000
                                 218  Bristol-Myers Squibb Co., expiring March 2006 at USD 22.5                         13,080
                                  65  Cognizant Technology Solutions Corp., expiring November 2005 at USD 40             5,200
                                  68  La-Z-Boy, Inc., expiring January 2006                                              1,020
                                      at USD 10
                                 116  Merck & Co., Inc., expiring April 2006
                                      at USD 25                                                                         13,920
                                 544  Nokia Oyj, expiring April 2006 at USD 12.5                                         5,440
                                  59  PETsMART, Inc., expiring January 2006
                                      at USD 22.5                                                                       10,620
                                      Pfizer, Inc.:
                                 436       expiring December 2005 at USD 22.5                                           13,080
                                 234       expiring March 2006 at USD 22.5                                              17,550
                                   1  QUALCOMM, Inc., expiring October 2005
                                      at USD 37.5                                                                            5
                                  59  Regal Entertainment Group Series A, expiring January 2006 at USD 20                5,605
                                  65  Rent-A-Center, Inc., expiring March 2006
                                      at USD 17.5                                                                        4,225
                                  65  Ruby Tuesday, Inc., expiring January 2006
                                      at USD 22.5                                                                       12,675
                                      S&P 500 Index Option:
                                  14       expiring November 2005 at USD 1,225                                          24,080
                                  28       expiring November 2005 at USD 1,230                                          54,880
                                  14       expiring November 2005 at USD 1,235                                          29,400
                                 116  Schering Plough Corp, expiring May 2006
                                      at USD 20                                                                         13,340
                                  50  Union Pacific Corp., expiring October 2005
                                      at USD 65
                                                                                                                           250
                                  59  Wal-Mart Stores, Inc., expiring March 2006
                                      at USD 42.5
                                                                                                                         9,145
                                      Winnegao Industries, Inc.:
                                  35       expiring October 2005 at USD 30                                               6,475
                                 375       expiring January 2006 at USD 25                                              48,750
                                 118  XL Capital Ltd. Class A, expiring October 2005 at USD 65
                                                                                                                         5,900
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       321,525
                                                                                                                     ---------
                                      TOTAL OPTIONS PURCHASED
                                      (PREMIUMS PAID - $377,200) - 0.0%                                                328,365
-------------------------------------------------------------------------------------------------------------------------------
                                      TOTAL INVESTMENTS                                                            699,650,432
                                      (COST - $590,905,620) - 99.2%
-------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------


                     NUMBER OF
                     CONTRACTS  CALL OPTIONS WRITTEN                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                           160  3Com Corp., expiring January 2006 at USD 5                                   $   (2,400)
                           150  Andrx Corp., expiring January 2007 at
                                USD 20                                                                          (21,000)
                           785  BMC Software, Inc., expiring January 2006 at USD 15                            (510,250)
                           225  Borland Software Corp., expiring January 2006 at USD  5                         (27,000)
                           105  Career Education Corp., expiring January 2007 at USD 25                        (149,100)
                                Cirrus Logic, Inc.:
                           302      expiring January 2006 at USD  5                                             (81,540)
                           215      expiring January 2007 at USD  5                                             (70,950)
                                Cisco Systems, Inc.:
                           237      expiring January 2006 at USD 17.5                                           (27,255)
                           206       expiring January 2007 at USD 17.5                                          (53,560)
                           239       expiring January 2007 at USD 22.5                                          (19,120)
                           132  Computer Associates International, Inc., expiring January 2007 at USD 30        (33,660)
                                Corinthian Colleges, Inc.:
                           123       expiring January 2006 at USD 15                                             (7,380)
                           169       expiring January 2006 at USD 15.01                                          (8,687)
                           608       expiring January 2006 at USD 20                                             (6,080)
                            93  El Paso Corp., expiring January 2006
                                 at USD 12.5                                                                    (17,670)
                           104  Intel Corp., expiring January 2006 at USD 22.5                                  (28,600)
                           122  Jabil Circuit, Inc., expiring January 2006 at USD 20
                                                                                                               (139,080)
                           478  Knight Capital Group, Inc. Class A, expiring January 2007 at USD  7.5
                                                                                                                (95,600)
                            60  Massey Energy Co., expiring January 2006 at USD 35                             (102,000)
                                McDermott International, Inc.:
                           380       expiring January 2006 at USD 17.5                                         (741,000)
                           288       expiring January 2006 at USD 20                                           (489,600)
                           115       expiring January 2006 at USD 25                                           (154,100)
                            39       expiring January 2007 at USD 22.5                                          (63,960)
                           116       expiring January 2007 at USD 35                                            (93,960)
                            70  Merck & Co., Inc., expiring January 2006
                                at USD 27.5                                                                      (9,450)
                            57  Molson Coors Brewing Co. Class B, expiring January 2007 at USD 60               (58,140)
                           112  Nokia Oyj, expiring January 2006 at USD 15                                      (26,320)
                         2,210  Nortel Networks Corp., expiring January 2006 at USD  2.5                       (187,850)
                           268  Novell, Inc., expiring January 2007 at USD  5                                   (80,400)
                                Quanta Services, Inc.:
                           114       expiring November 2005 at USD  7.5                                         (61,560)
                           235       expiring January 2006 at USD 10                                            (72,850)
                            58       expiring May 2006 at USD 12.5                                               (9,570)
                           133       expiring January 2007 at USD 10                                            (55,860)
                         1,183  Siebel Systems, Inc., expiring January 2006 at USD  7.5
                                                                                                               (337,155)

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005              (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

              NUMBER OF
              CONTRACTS    CALL OPTIONS WRITTEN                                               VALUE
--------------------------------------------------------------------------------------------------------------------------
                  46       The Sports Authority, Inc., expiring October 2005 at USD 25    $ (22,540)
                           TIBCO Software, Inc.:
                 475           expiring November 2005 at USD  7.5                           (49,875)
                 440           expiring January 2007 at USD  7.5                            (99,000)
                 189       Tyson Foods, Inc., expiring January 2006
                           at USD 17.5                                                      (24,570)
                  89       Wendy's International, Inc., expiring January 2007 at USD 45     (57,850)
                           webMethods, Inc.:
                 457           expiring October 2005 at USD  5                              (98,255)
                 219           expiring October 2005 at USD  5.01                           (43,800)
                 111           expiring January 2006 at USD  5                              (25,530)
--------------------------------------------------------------------------------------------------------------------------
                                 TOTAL OPTIONS WRITTEN
                                 (PREMIUMS RECEIVED - $2,487,539) - (0.6%)               (4,264,127)
--------------------------------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                 (COST - $588,418,081*)  - 98.6%                         695,386,305
                                 OTHER ASSETS LESS LIABILITIES - 1.4%                     10,156,434
                                                                                       --------------
                                 NET ASSETS - 100.0%                                   $ 705,542,739
                                                                                       ===============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                $ 589,974,152
                                                             =================
Gross unrealized appreciation                                 $ 125,413,695
Gross unrealized depreciation                                   (20,001,542)
                                                             -----------------
Net unrealized appreciation                                   $ 105,412,153
                                                             =================

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b) Floating rate loan interest in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                                        NET                INTEREST
                                                               ACTIVITY              INCOME
---------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ 28,594,763          $ 2,946,416
Merrill Lynch Liquidity Series, LLC Money Market Series                --                $ 956
---------------------------------------------------------------------------------------------------

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Convertible security.
(g) The rights entitle the holder to potential cash distributions on pending litigation settlements.
(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(i) Depositary receipts.
(j) Non-income producing security.
(k) All or a portion of security held as collateral in connection with open financial futures contracts.
(l) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------
(m) Received through a bonus issue from Companhia Vale do Rio Doce. As of September 30, 2005, the bonds have not commenced trading and the coupon has not been determined. The security is a perpetual bond and has no definite maturity date.

(n)   Floating rate note.

(o) Restricted securities as to resale, representing 0.2% of net assets were as follows:

ISSUE                         ACQUISITION DATE(S)      COST         VALUE
--------------------------------------------------------------------------------
ICG, Inc.                        12/06/2004 -
                                 12/14/2004        $ 1,029,225      $ 1,497,450
Koninklijke Ahold NV*            12/11/2003        $   179,139      $   217,411
--------------------------------------------------------------------------------
TOTAL                                              $ 1,208,364      $ 1,714,861
                                                   ============     ============

* Depositary receipts.

(p)   Issued with warrants.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Forward foreign exchange contracts as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------
                                                                  UNREALIZED
FOREIGN                                    SETTLEMENT            APPRECIATION
CURRENCY SOLD                                 DATE              (DEPRECIATION)
--------------------------------------------------------------------------------
GBP                       2,514,000       October 2005            $  68,794
--------------------------------------------------------------------------------
GBP                       1,800,000       November 2005              (2,866)
--------------------------------------------------------------------------------
GBP                       1,250,000       December 2005              45,875
--------------------------------------------------------------------------------
GBP                       2,000,000       January 2006              104,453
--------------------------------------------------------------------------------
JPY                     250,000,000       November 2005               1,604
--------------------------------------------------------------------------------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE
CONTRACTS - NET  (USD COMMITMENT - $15,806,587)
                                                                  $ 217,860
                                                                =============

Forward interest rate swaps outstanding as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------

DESCRIPTION                                    NOTIONAL AMOUNT       UNREALIZED
                                                                    DEPRECIATION
--------------------------------------------------------------------------------
Bought credit default protection on
United Mexican States and pay 1.12%

Broker, Credit Suisse First Boston
Expires May 2010                               $ 380,000             $  (7,734)
--------------------------------------------------------------------------------

Financial futures contracts purchased as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------

NUMBER OF           ISSUE                                EXCHANGE             EXPIRATION            FACE                UNREALIZED
CONTRACTS                                                                        DATE               VALUE              APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
68          MSCI EURO IX Future                          LIFFE                December 2005         $  1,625,957      $     28,152
106          Topix Index Future                           Tokyo               December 2005           12,026,141         1,146,702
                                                                                                                      --------------
TOTAL UNREALIZED APPRECIATION - NET                                                                                    $ 1,174,854
                                                                                                                      =============


Financial futures contracts sold as of September 30, 2005 were as follows:
--------------------------------------------------------------------------------

NUMBER OF                            EXPIRATION             FACE                       UNREALIZED
CONTRACTS           ISSUE               DATE                VALUE                     APPRECIATION
-----------------------------------------------------------------------------------------------------
  35            S&P 500 Index        December 2005       $ 10,853,156                  $ 53,031
-----------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GLOBAL ALLOCATION V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Currency Abbreviations
  BRL     Brazilian Real              JPY    Japanese Yen
  CAD     Canadian Dollar             MYR    Malaysian Ringgit
  CHF     Swiss Franc                 NZD    New Zealand Dollar
  DKK     Danish Krone                PLN    Polish Zloty
  EUR     Euro                        SEK    Swedish Krona
  GBP     British Pound               TRY    Turkish Lira
  ISK     Icelandic Crona             USD    U.S. Dollar

FAM VARIABLE SERIES FUNDS, INC.
Mercury Global Growth V.I. Fund
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
AFRICA                 INDUSTRY                               SHARES HELD                COMMON STOCKS                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 2.3%    CONSTRUCTION MATERIALS - 0.3%                   4,100   Pretoria Portland Cement Co. Ltd.         $ 187,662
                       ------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.3%                            9,100   Tiger Brands Ltd.                           200,101
                       ------------------------------------------------------------------------------------------------------------
                       FOOD & STAPLES RETAILING - 0.4%                28,100   Massmart Holdings Ltd.                      238,671
                       ------------------------------------------------------------------------------------------------------------
                       INDUSTRIAL CONGLOMERATES - 0.3%                11,400   Barloworld Ltd.                             208,520
                       ------------------------------------------------------------------------------------------------------------
                       METALS & MINING - 0.3%                          1,700   Impala Platinum Holdings Ltd.               193,325
                       ------------------------------------------------------------------------------------------------------------
                       SPECIALTY RETAIL - 0.7%                        38,000   Edgars Consolidated Stores Ltd.             189,770
                                                                      16,500   JD Group                                    201,264
                                                                                                                     --------------
                                                                                                                           391,034
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN AFRICA - 2.3%      1,419,313
-----------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
-----------------------------------------------------------------------------------------------------------------------------------
CANADA - 2.2%          DIVERSIFIED FINANCIAL SERVICES - 0.4%           6,400   TSX Group, Inc.                             222,285
                       ------------------------------------------------------------------------------------------------------------
                       ENERGY EQUIPMENT & SERVICES - 0.5%              8,400   Ensign Resource Service Group               286,755
                       ------------------------------------------------------------------------------------------------------------
                       OIL, GAS & CONSUMABLE FUELS - 1.3%             15,200   Cameco Corp.                                812,256
                       ------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN CANADA             1,321,296
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 26.1%  AEROSPACE & DEFENSE - 1.6%                      8,200   Boeing Co.                                  557,190
                                                                       7,400   Lockheed Martin Corp.                       451,696
                                                                                                                     --------------
                                                                                                                         1,008,886
                       ------------------------------------------------------------------------------------------------------------
                       BIOTECHNOLOGY - 1.2%                            9,200   Amgen, Inc. (b)                             732,964
                       ------------------------------------------------------------------------------------------------------------
                       CAPITAL MARKETS - 0.8%                          5,600   Franklin Resources, Inc.                    470,176
                       ------------------------------------------------------------------------------------------------------------
                       CHEMICALS - 2.8%                                4,200   Air Products & Chemicals, Inc.              231,588
                                                                      19,900   The Dow Chemical Co.                        829,233
                                                                       3,600   E.I. du Pont de Nemours & Co.               141,012
                                                                       9,900   Nalco Holding Co. (b)                       167,013
                                                                       6,000   Praxair, Inc.                               287,580
                                                                                                                     --------------
                                                                                                                         1,656,426
                       ------------------------------------------------------------------------------------------------------------
                       ENERGY EQUIPMENT & SERVICES - 4.8%              5,600   Baker Hughes, Inc.                          334,208
                                                                       1,800   Cooper Cameron Corp. (b)                    133,074
                                                                       5,300   Grant Prideco, Inc. (b)                     215,445
                                                                       6,000   Halliburton Co.                             411,120
                                                                       4,400   National Oilwell Varco, Inc. (b)            289,520
                                                                       9,900   Schlumberger Ltd.                           835,362
                                                                      12,100   Transocean, Inc. (b)                        741,851
                                                                                                                     --------------
                                                                                                                         2,960,580
                       ------------------------------------------------------------------------------------------------------------
                       FOOD PRODUCTS - 0.6%                            5,500   Wm. Wrigley Jr. Co.                         395,340
                       ------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury Global Growth V.I. Fund
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
                    INDUSTRY                                   HELD              COMMON STOCKS                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                    HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%   10,000   Medtronic, Inc.                                   $ 536,200
                                                               9,900   Varian Medical Systems, Inc. (b)                    391,149
                                                                                                                     --------------
                                                                                                                           927,349
                    ---------------------------------------------------------------------------------------------------------------
                    HEALTH CARE PROVIDERS & SERVICES - 0.1%    1,800   Covance, Inc. (b)                                    86,382
                    ---------------------------------------------------------------------------------------------------------------
                    HOTELS, RESTAURANTS & LEISURE - 2.2%       6,600   Starbucks Corp. (b)                                 330,660
                                                               5,200   Station Casinos, Inc.                               345,072
                                                               6,500   Wynn Resorts Ltd. (b)                               293,475
                                                               7,900   Yum! Brands, Inc.                                   382,439
                                                                                                                     --------------
                                                                                                                         1,351,646
                    ---------------------------------------------------------------------------------------------------------------
                    INDUSTRIAL CONGLOMERATES - 2.1%           17,900   3M Co.                                            1,313,144
                    ---------------------------------------------------------------------------------------------------------------
                    INTERNET SOFTWARE & SERVICES - 1.2%        1,100   Google, Inc. (b)                                    348,106
                                                              10,100   Yahoo!, Inc. (b)                                    341,784
                                                                                                                     --------------
                                                                                                                           689,890
                    ---------------------------------------------------------------------------------------------------------------
                    MACHINERY - 1.9%                           8,600   Caterpillar, Inc.                                   505,250
                                                               3,100   ITT Industries, Inc.                                352,160
                                                              10,100   Pall Corp.                                          277,750
                                                                                                                     --------------
                                                                                                                         1,135,160
                    ---------------------------------------------------------------------------------------------------------------
                    MEDIA - 0.6%                              10,350   News Corp. Class B                                  170,775
                                                               7,200   Walt Disney Co.                                     173,736
                                                                                                                     --------------
                                                                                                                           344,511
                    ---------------------------------------------------------------------------------------------------------------
                    OIL, GAS & CONSUMABLE FUELS - 4.3%        29,900   Exxon Mobil Corp.                                 1,899,846
                                                               9,300   Sunoco, Inc.                                        727,260
                                                                                                                     --------------
                                                                                                                         2,627,106
                    ---------------------------------------------------------------------------------------------------------------
                    PHARMACEUTICALS - 0.3%                     7,800   MGI Pharma, Inc. (b)                                181,818
                    ---------------------------------------------------------------------------------------------------------------
                    TRADING COMPANIES & DISTRIBUTORS - 0.1%    2,700   MSC Industrial Direct Co. Class A                    89,559
                    ---------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCKS IN THE UNITED STATES         15,970,937
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL COMMON STOCKS IN NORTH AMERICA - 28.3%     17,292,233
-----------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 21.2%   BEVERAGES - 2.4%                         158,200   Coca-Cola Amatil Ltd.                               955,603
                                                             120,200   Foster's Group Ltd.                                 535,140
                                                                                                                     --------------
                                                                                                                         1,490,743
                    ---------------------------------------------------------------------------------------------------------------
                    BIOTECHNOLOGY - 2.0%                      40,900   CSL Ltd.                                          1,199,359
                    ---------------------------------------------------------------------------------------------------------------
                    CAPITAL MARKETS - 3.7%                    30,500   Macquarie Bank Ltd.                               1,755,002
                                                              10,000   Perpetual Trustees Australia Ltd.                   517,373
                                                                                                                     --------------
                                                                                                                         2,272,375
                    ---------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury Global Growth V.I. Fund
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           SHARES
                  INDUSTRY                                  HELD                     COMMON STOCKS                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL BANKS - 4.4%                   39,500   Commonwealth Bank of Australia                    $ 1,158,606
                                                            60,400   National Australia Bank Ltd.                        1,524,414
                                                                                                                       ------------
                                                                                                                         2,683,020
                  -----------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION MATERIALS - 0.9%             30,800   James Hardie Industries NV                            210,508
                                                            27,700   Rinker Group Ltd.                                     350,719
                                                                                                                       ------------
                                                                                                                           561,227
                  -----------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIAL SERVICES - 0.4%     12,000   Australian Stock Exchange Ltd.                        248,522
                  -----------------------------------------------------------------------------------------------------------------
                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%   13,800   Cochlear Ltd.                                         413,210
                  -----------------------------------------------------------------------------------------------------------------
                  INDUSTRIAL CONGLOMERATES - 1.0%           19,300   Wesfarmers Ltd.                                       591,749
                  -----------------------------------------------------------------------------------------------------------------
                  INSURANCE - 2.0%                          85,000   QBE Insurance Group Ltd.                            1,212,524
                  -----------------------------------------------------------------------------------------------------------------
                  MEDIA - 1.8%                              85,750   Publishing & Broadcasting Ltd.                      1,079,160
                  -----------------------------------------------------------------------------------------------------------------
                  ROAD & RAIL - 1.4%                        79,761   Toll Holdings Ltd.                                    846,642
                  -----------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION INFRASTRUCTURE - 0.5%      62,300   Transurban Group                                      342,543
                  -----------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN AUSTRALIA                   12,941,074
-----------------------------------------------------------------------------------------------------------------------------------
CHINA - 1.7%      ELECTRICAL EQUIPMENT - 0.1%               31,700   BYD Company Limited 'H'                                50,669
                  -----------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 1.6%       313,000   China Shenhua Energy Co. Ltd. Class H (b)             367,155
                                                           558,000   Sinopec Zhenhai Refining and Chemical Co., Ltd.       611,388
                                                                                                                       ------------
                                                                                                                           978,543
                  -----------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN CHINA                        1,029,212
-----------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 5.7%  DISTRIBUTORS - 0.5%                      205,000   China Resources Enterprise                            335,600
                  -----------------------------------------------------------------------------------------------------------------
                  ELECTRIC UTILITIES - 1.7%                315,500   Cheung Kong Infrastructure Holdings Ltd.            1,053,327
                  -----------------------------------------------------------------------------------------------------------------
                  MARINE - 1.2%                            216,800   NWS Holdings Ltd.                                     349,328
                                                            95,800   Orient Overseas International Ltd.                    358,119
                                                                                                                       ------------
                                                                                                                           707,447
                  -----------------------------------------------------------------------------------------------------------------
                  REAL ESTATE - 0.3%                       267,700   Midland Holdings Ltd.                                 155,283
                  -----------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION INFRASTRUCTURE - 2.0%     297,300   COSCO Pacific Ltd.                                    578,677
                                                           297,700   China Merchants Holdings International Co., Ltd.      667,717
                                                                                                                       ------------
                                                                                                                         1,246,394
                  -----------------------------------------------------------------------------------------------------------------
                                                                     TOTAL COMMON STOCKS IN HONG KONG                    3,498,051
-----------------------------------------------------------------------------------------------------------------------------------
INDIA - 7.5%      AUTO COMPONENTS - 0.2%                    16,500   Bharat Forge Ltd.                                     131,561
                  -----------------------------------------------------------------------------------------------------------------
                  AUTOMOBILES - 0.5%                        27,100   Tata Motors Ltd.                                      329,435
                  -----------------------------------------------------------------------------------------------------------------
                  CHEMICALS - 0.6%                          20,400   Reliance Industries Ltd.                              368,188
                  -----------------------------------------------------------------------------------------------------------------
                  COMMERCIAL BANKS - 0.3%                   12,400   ICICI Bank Ltd.                                       169,324
                  -----------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION & ENGINEERING - 0.7%         12,800   Larsen & Toubro Ltd.                                  440,394
                  -----------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION MATERIALS - 0.1%              3,445   Ultra Tech Cement Ltd.                                 36,538
                  -----------------------------------------------------------------------------------------------------------------
                  ELECTRICAL EQUIPMENT - 0.5%               10,500   Bharat Heavy Electricals Ltd.                         293,756
                  -----------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury Global Growth V.I. Fund
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                                                SHARES
                    INDUSTRY                                      HELD               COMMON STOCKS                       VALUE
----------------------------------------------------------------------------------------------------------------------------------
                    HOUSEHOLD PRODUCTS - 0.7%                   104,800   Hindustan Lever Ltd.                          $ 431,810
                    --------------------------------------------------------------------------------------------------------------
                    IT SERVICES - 2.3%                           19,700   Infosys Technologies Ltd.                     1,127,827
                                                                  9,600   Tata Consultancy Services Ltd.                  323,439
                                                                                                                    --------------
                                                                                                                        1,451,266
                    --------------------------------------------------------------------------------------------------------------
                    METALS & MINING - 0.6%                      111,000   Hindalco Industries Ltd.                        371,262
                    --------------------------------------------------------------------------------------------------------------
                    PHARMACEUTICALS - 0.4%                       17,000   Sun Pharmaceuticals Industries Ltd.             258,683
                    --------------------------------------------------------------------------------------------------------------
                    WIRELESS TELECOMMUNICATION SERVICES - 0.6%   42,600   Bharti Tele-Ventures Ltd. (b)                   337,680
                    --------------------------------------------------------------------------------------------------------------
                                                                          TOTAL COMMON STOCKS IN INDIA                  4,619,897
----------------------------------------------------------------------------------------------------------------------------------
JAPAN - 11.1%       AUTOMOBILES - 1.1%                           96,000   Isuzu Motors Ltd.                               354,050
                                                                  7,100   Toyota Motor Corp.                              325,745
                                                                                                                    --------------
                                                                                                                          679,795
                    --------------------------------------------------------------------------------------------------------------
                    CHEMICALS - 0.5%                             13,400   JSR Corp.                                       279,019
                    --------------------------------------------------------------------------------------------------------------
                    COMMERCIAL BANKS - 3.3%                      53,000   Mitsui Trust Holdings, Inc.                     735,098
                                                                    100   Mizuho Financial Group, Inc.                    637,021
                                                                     70   Sumitomo Mitsui Financial Group, Inc.           660,843
                                                                                                                    --------------
                                                                                                                        2,032,962
                    --------------------------------------------------------------------------------------------------------------
                    CONSTRUCTION AND ENGINEERING - 0.5%          16,500   Chiyoda Corp.                                   304,262
                    --------------------------------------------------------------------------------------------------------------
                    ELECTRICAL EQUIPMENT - 1.0%                  62,000   Matsushita Electric Works Ltd.                  617,046
                    --------------------------------------------------------------------------------------------------------------
                    FOOD & STAPLES RETAILING - 1.0%              18,700   Seven & I Holdings Co., Ltd.                    620,364
                    --------------------------------------------------------------------------------------------------------------
                    HOUSEHOLD DURABLES - 1.5%                    35,500   Matsushita Electric Industrial Co., Ltd.        602,316
                                                                 27,000   Sekisui House Ltd.                              331,366
                                                                                                                    --------------
                                                                                                                          933,682
                    --------------------------------------------------------------------------------------------------------------
                    OIL, GAS & CONSUMABLE FUELS - 1.0%               40   INPEX Corp.                                     310,923
                                                                 38,000   Nippon Oil Corp.                                336,951
                                                                                                                    --------------
                                                                                                                          647,874
                    --------------------------------------------------------------------------------------------------------------
                    REAL ESTATE - 0.6%                           16,000   Leopalace21 Corp.                               386,801
                    --------------------------------------------------------------------------------------------------------------
                    SPECIALTY RETAIL - 0.6%                       4,600   Yamada Denki Co., Ltd.                          350,256
                    --------------------------------------------------------------------------------------------------------------
                                                                          TOTAL COMMON STOCKS IN JAPAN                  6,852,061
----------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.3%    BEVERAGES - 0.2%                             19,800   Asia Pacific Breweries Ltd.                     105,475
                    --------------------------------------------------------------------------------------------------------------
                    FOOD PRODUCTS - 0.1%                        110,000   People's Food Holdings Ltd.                      71,619
                    --------------------------------------------------------------------------------------------------------------
                                                                          TOTAL COMMON STOCKS IN SINGAPORE                177,094
----------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 4.8%  AUTO COMPONENTS - 0.3%                       15,800   Hankook Tire Co. Ltd.                           209,352
                    --------------------------------------------------------------------------------------------------------------
                    AUTOMOBILES - 2.9%                           22,400   Hyundai Motor Co.                             1,752,856
                    --------------------------------------------------------------------------------------------------------------
                    CHEMICALS - 0.6%                              7,900   LG Chem Ltd.                                    340,576
                    --------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC.
Mercury Global Growth V.I. Fund
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

---------------------------------------------------------------------------------------------------------------------
                                                         SHARES
                   INDUSTRY                                HELD          COMMON STOCKS                        VALUE
---------------------------------------------------------------------------------------------------------------------
                   DIVERSIFIED
                   TELECOMMUNICATION
                   SERVICES - 1.0%                       14,300   KT Corp.                                 $ 604,815
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN SOUTH KOREA       2,907,599
---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN
                                                                  THE PACIFIC BASIN/ASIA - 52.3%          32,024,988
---------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
---------------------------------------------------------------------------------------------------------------------
FRANCE - 3.7%      CONSTRUCTION & ENGINEERING - 0.6%      4,000   Vinci SA                                   345,539
                   --------------------------------------------------------------------------------------------------
                   PHARMACEUTICALS - 0.9%                 6,900   Sanofi-Aventis                             571,929
                   --------------------------------------------------------------------------------------------------
                   TEXTILES, APPAREL &
                   LUXURY GOODS - 1.9%                   14,300   LVMH Moet Hennessy
                                                                  Louis Vuitton SA                         1,182,716
                   --------------------------------------------------------------------------------------------------
                   TRANSPORTATION
                   INFRASTRUCTURE - 0.3%                  3,700   Autoroutes du Sud de la France             214,792
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN FRANCE            2,314,976
---------------------------------------------------------------------------------------------------------------------
SPAIN - 2.1%       COMMERCIAL BANKS - 0.8%               38,000   Banco Popular Espanol SA                   464,560
                   --------------------------------------------------------------------------------------------------
                   CONSTRUCTION & ENGINEERING - 1.3%     17,091   ACS Actividades de
                                                                  Construccion y Servicios, SA               499,689
                                                          3,500   Grupo Ferrovial SA                         292,219
                                                                                                        -------------
                                                                                                             791,908
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN SPAIN             1,256,468
---------------------------------------------------------------------------------------------------------------------
SWEDEN - 2.2%      COMMUNICATIONS EQUIPMENT - 1.1%      181,100   Telefonaktiebolaget LM Ericsson            663,057
                   --------------------------------------------------------------------------------------------------
                   MACHINERY - 1.1%                      51,100   SKF AB Class B                             667,710
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN SWEDEN            1,330,767
---------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 3.6% COMMERCIAL SERVICES &
                   SUPPLIES - 0.4%                          300   SGS SA                                     232,344
                   --------------------------------------------------------------------------------------------------
                   HEALTH CARE
                   EQUIPMENT & SUPPLIES - 2.4%            5,900   Alcon, Inc.                                754,492
                                                          6,100   Synthes, Inc.                              716,339
                                                                                                        -------------
                                                                                                           1,470,831
                   --------------------------------------------------------------------------------------------------
                   TEXTILES, APPAREL &
                   LUXURY GOODS - 0.8%                   18,100   The Swatch Group Ltd.
                                                                  (Registered Shares)                        513,833
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS
                                                                  IN SWITZERLAND                           2,217,008
---------------------------------------------------------------------------------------------------------------------
UNITED
KINGDOM - 1.6%     HOUSEHOLD PRODUCTS - 1.6%             31,300   Reckitt Benckiser Plc                      956,287
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN
                                                                  THE UNITED KINGDOM                         956,287
---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS IN
                                                                  WESTERN EUROPE - 13.2%                   8,075,506
---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL COMMON STOCKS
                                                                  (COST - $49,480,084) - 96.1%            58,812,040
---------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE                                                          PREFERRED STOCKS
---------------------------------------------------------------------------------------------------------------------
GERMANY - 1.8%     AUTOMOBILES - 1.8%                     1,389   Porsche AG                               1,071,354
                   --------------------------------------------------------------------------------------------------
                                                                  TOTAL PREFERRED STOCKS
                                                                  (COST - $731,319) - 1.8%                 1,071,354
---------------------------------------------------------------------------------------------------------------------
                                                     BENEFICIAL
                                                       INTEREST      SHORT-TERM SECURITIES
---------------------------------------------------------------------------------------------------------------------
                                                      $ 748,133   Merrill Lynch Liquidity Series,
                                                                  LLC Cash Sweep Series I (a)                748,133
---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL SHORT-TERM SECURITIES
                                                                  (COST - $748,133) - 1.2%                   748,133
---------------------------------------------------------------------------------------------------------------------
                                                                  TOTAL INVESTMENTS
                                                                  (COST - $50,959,536*)  - 99.1%          60,631,527
                                                                  OTHER ASSETS LESS LIABILITIES - 0.9%       551,785
                                                                                                        -------------
                                                                  NET ASSETS - 100.0%                   $ 61,183,312
                                                                                                        =============

      FAM VARIABLE SERIES FUNDS, INC.
      Mercury Global Growth V.I. Fund
      Schedule of Investments as of September 30, 2005         (in U.S. dollars)
      --------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                $ 51,021,492
                                                                  ==============
      Gross unrealized appreciation                                 $ 10,382,850
      Gross unrealized depreciation                                    (772,815)
                                                                  --------------
      Net unrealized appreciation                                    $ 9,610,035
                                                                  ==============

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------

      AFFILIATE                                NET ACTIVITY      INTEREST INCOME
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                     $ (4,428,327)         $ 46,281
      --------------------------------------------------------------------------

(b)   Non-income producing security.
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND
Schedule of Investments as of September 30, 2005
--------------------------------------------------------------------------------

                               FACE
                             AMOUNT                          U.S. GOVERNMENT & AGENCY OBLIGATIONS                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED                       Fannie Mae Trust (a):
MORTGAGE                $ 1,249,109      Series 2002-W11 Class AV1, 4% due 11/25/2032                                  $  1,249,173
OBLIGATIONS+ -            4,280,064      Series 2003-27 Class FP, 4.13% due 6/25/2028                                     4,292,951
44.7%                     6,304,021      Series 2003-33 Class LF, 4.18% due 7/25/2017                                     6,327,464
                          5,945,405      Series 2003-34 Class FS, 4.23% due 1/25/2032                                     5,963,298
                          5,306,142      Series 2003-41 Class YF, 4.13% due 6/25/2028                                     5,313,866
                                     Freddie Mac Multiclass Certificates (a):
                         10,505,433      Series 2564 Class OF, 4.27% due 2/15/2026                                       10,515,507
                         10,041,266      Series 2594 Class DF, 4.27% due 12/15/2027                                      10,056,058
                          9,438,545      Series 2614 Class EF, 4.37% due 12/15/2017                                       9,483,054
                                     Ginnie Mae Trust:
                          6,700,000      Series 2002-83 Class B, 4.695% due 12/16/2024                                    6,635,835
                         59,174,000      Series 2002-83 Class IO, 1.574% due 10/16/2042 (b)                               3,173,691
                         56,689,858      Series 2002-94 Class XB, 2.349% due 11/16/2007 (b)                                 963,971
                          7,000,000      Series 2003-17 Class C, 4.825% due 7/16/2031                                     6,886,452
                         94,072,314      Series 2003-17 Class IO, 1.24% due 3/16/2043 (b)                                 5,325,311
                          6,217,292      Series 2003-49 Class C, 4.485% due 10/16/2033                                    5,927,148
                         13,250,000      Series 2003-108 Class C, 4.919% due 2/16/2034                                   13,199,060
                         42,264,484      Series 2003-109 Class IO, 1.098% due 11/16/2043 (b)                              2,197,876
                         28,368,816      Series 2004-9 Class IO, 1.383% due 3/16/2034 (b)                                 1,587,786
                         44,249,130      Series 2004-43 Class IO, 1.121% due 6/16/2044 (b)                                2,262,582
                          3,441,776      Series 2004-43 Class Z, 4.50% due 6/16/2044                                      2,978,212
                          3,496,948      Series 2004-45 Class Z, 5.745% due 6/16/2045                                     3,890,810
                         65,154,586      Series 2004-57 Class IO, 1.13% due 7/16/2044 (b)                                 3,458,792
                          6,356,812      Series 2004-77 Class AB, 4.368% due 11/16/2030                                   6,206,381
                         64,037,318      Series 2004-77 Class IO, 1.065% due 9/16/2044 (b)                                3,432,000
                          3,200,000      Series 2005-9 Class C, 4.917% due 2/16/2032                                      3,158,602
                          2,681,319      Series 2005-12 Class A, 4.044% due 5/16/2021                                     2,633,008
                          1,991,289      Series 2005-50 Class A, 4.015% due 11/16/2010                                    1,950,054
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $126,764,551)                    129,068,942
------------------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                           Fannie Mae Guaranteed Pass-Through Certificates:
GUARANTEED PASS-            564,598      8% due 4/01/2008                                                                   580,199
THROUGH                     595,163      5.50% due 12/01/2017                                                               604,124
CERTIFICATES+ -           1,233,444      4.50% due 9/01/2018                                                              1,209,967
8.9%                      3,780,414      5% due 5/01/2019-3/01/2020                                                       3,771,804
                          1,669,160      7% due 10/01/2028-2/01/2030                                                      1,748,317
                            772,710      7.50% due 5/01/2032                                                                817,743
                            411,007      8% due 12/01/2030-11/01/2032                                                       439,432
                          5,696,632      6.50% due 7/01/2032-5/01/2034                                                    5,870,864
                          5,983,309      4.50% due 8/01/2035                                                              5,705,085
                          4,986,050      5% due 8/01/2035                                                                 4,881,967
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL FANNIE MAE GUARANTEED PASS-THROUGH CERTIFICATES (COST - $25,921,079)          25,629,502
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                          Freddie Mac Mortgage Participation Certificates:
MORTGAGE                  1,420,319      6.50% due 3/01/2016-5/01/2016                                                    1,466,774
PARTICIPATION             3,350,154      6% due 4/01/2016-5/01/2017                                                       3,443,433
CERTIFICATES+ -             930,405      5.50% due 11/01/2017                                                               944,374
8.0%                      3,947,720      5% due 8/01/2019                                                                 3,938,784
                             23,270      7% due 7/01/2029                                                                    24,323
                             15,153      7.50% due 8/01/2029                                                                 16,078
                            484,685      8% due 12/01/2029-7/01/2030                                                        517,110
                            608,755      7% due 3/01/2031                                                                   636,140
                             10,417      7.50% due 9/01/2031                                                                 11,044
                          4,764,058      5.50% due 3/01/2034                                                              4,766,848
                          6,159,226      6% due 3/01/2034-8/01/2034                                                       6,267,441
                          1,000,000      5.50% due 10/15/2035                                                             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL FREDDIE MAC MORTGAGE PARTICIPATION CERTIFICATES (COST - $23,261,828)          23,032,349
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND Schedule of Investments as of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               FACE
                             AMOUNT                          U.S. GOVERNMENT & AGENCY OBLIGATIONS                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC             $ 3,600,000  Federal Home Loan Bank System, 3.875% due 1/15/2010                               $  3,522,161
SOVEREIGN AGENCY
OBLIGATIONS -
1.2%
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL FREDDIE MAC SOVEREIGN AGENCY OBLIGATIONS (COST - $3,571,906)                   3,522,161
------------------------------------------------------------------------------------------------------------------------------------
GINNIE MAE MBS                       Ginnie Mae MBS Certificates:
CERTIFICATES -                    1      5% due 11/15/2005                                                                        1
13.8%                     6,275,000      5.47% due 12/15/2005                                                             6,477,199
                          2,778,000      4.55% due 11/15/2006                                                             2,675,469
                         10,000,000      5.25% due 12/15/2035-9/30/2045                                                  10,154,820
                          5,145,000      5.525% due 12/15/2035-12/15/2045                                                 5,332,447
                         15,000,000      5.13% due 4/01/2044-3/15/2046                                                   15,054,960
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL GINNIE MAE MBS CERTIFICATES (COST - $39,946,353)                              39,694,896
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY                        U.S. Treasury Bonds:
BONDS & NOTES -           2,590,000      8.125% due 8/15/2019                                                             3,536,057
7.0%                      8,610,000      7.25% due 8/15/2022                                                             11,249,499
                          2,000,000      6.25% due 8/15/2023                                                              2,391,484
                                     U.S. Treasury Notes:
                          1,000,000      3.875% due 7/31/2007                                                               994,688
                          2,000,000      2.625% due 5/15/2008                                                             1,923,282
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. TREASURY BONDS & NOTES (COST - $19,318,363)                              20,095,010
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY             4,419,361  U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                           4,867,339
INFLATION INDEXED
BONDS - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. TREASURY INFLATION INDEXED BONDS (COST - $4,550,143)                      4,867,339
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $243,334,223) - 85.3%           245,910,199
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED              913,812  ACE Securities Corp. Series 2005-RM1 Class A2A, 3.96% due 3/25/2035 (a)                913,976
MORTGAGE                  9,739,459  CS First Boston Mortgage Securities Corp. Series 2005-TFLA Class A1,
OBLIGATIONS+ -                       4.11% due 2/15/2020 (a)                                                              9,739,440
11.5%                     6,828,647  Countrywide Home Loan Mortgage Pass Through Trust Series 2003-10 Class A6,
                                     4.18% due 5/25/2033 (a)                                                              6,835,970
                          2,348,953  GS Mortgage Securities Corp. II Series 2003-FL6A Class A1, 4.12%
                                     due 11/15/2015 (a)                                                                   2,348,799
                          5,000,000  Greenwich Capital Commercial Funding Corp. Series 2004-FL2A Class A2,
                                     4.06% due 11/05/2019 (a)                                                             5,001,544
                          6,937,691  Residential Accredit Loans, Inc. Series 2005-QS12 Class A8, 4.18%
                                     due 8/25/2035 (a)                                                                    6,993,438
                          1,228,368  Washington Mutual Series 2002-AR19 Class A8, 4.556% due 2/25/2033                    1,218,969
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $33,076,115) - 11.5%         33,052,136
------------------------------------------------------------------------------------------------------------------------------------
                                              REPURCHASE AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE               16,000,000  Credit Suisse LLC, purchased on 9/30/2005 to yield 3.85% to 10/03/2005, repurchase
AGREEMENTS -                         price $16,005,063, collateralized by Freddie Mac, 3.505% due 5/01/2033 and
5.5%                                 Fannie Mae, 4.81% due 1/01/2035                                                     16,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL REPURCHASE AGREEMENTS (COST - $16,000,000) - 5.5%                             16,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS (COST - $292,410,338) - 102.3%                                   294,962,335
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF
OPTIONS                   CONTRACTS                   ISSUE
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS                   20++  Consumer Price Index (CPI) Linked Floor, expiring April 2009 at USD 1%, Broker
WRITTEN - 0.0%                       Morgan Stanley Capital Services, Inc.                                                 (31,200)
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL OPTIONS WRITTEN (PREMIUM RECEIVED - $31,200) - 0.0%                             (31,200)
------------------------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (COST - $292,379,138*) - 102.3%          294,931,135
                                     LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3%)                                      (6,534,573)
                                                                                                                       -------------
                                     NET ASSETS - 100.0%                                                               $288,396,562
                                                                                                                       =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
      * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

        Aggregate cost                                  $    292,580,197
                                                        ================
        Gross unrealized appreciation                   $      4,782,331
        Gross unrealized depreciation                         (2,431,393)
                                                        ----------------
        Net unrealized appreciation                     $      2,350,938
                                                        ================

      + Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
     ++ One contract represents a notional amount of $1,000,000.
    (a) Floating rate note.
    (b) Securities which receive some or all of the interest portion of the underlying collateral and little or no principal.
        Interest only securities have either a nominal or a notional amount of principal.

        Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

        ---------------------------------------------------------------------------------------------------------------------
        AFFILIATE                                                                   NET ACTIVITY             INTEREST INCOME
        ---------------------------------------------------------------------------------------------------------------------
        Merrill Lynch Liquidity Series, LLC Money Market Series                           -                  $           895
        ---------------------------------------------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2005 were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                       NOTIONAL                  UNREALIZED
                                                                                        AMOUNT                 APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.10%

Broker, Lehman Brothers Special Finance
Expires October 2005                                                                 $ 10,000,000                  -

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.12%

Broker, UBS Warburg
Expires November 2005                                                                $ 10,000,000                  -

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.05%

Broker, UBS Warburg
Expires November 2005                                                                $ 25,000,000                  -

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.15%

Broker, Lehman Brothers Special Finance
Expires December 2005                                                                $ 16,000,000                  -

Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month LIBOR minus 0.13%

Broker, Lehman Brothers Special Finance
Expires December 2005                                                                $ 30,000,000                  -

FAM VARIABLE SERIES FUNDS, INC. - MERCURY GOVERNMENT BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   UNREALIZED
                                                                                       NOTIONAL                  APPRECIATION
                                                                                        AMOUNT                  (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month LIBOR minus 0.01%

Broker, Lehman Brothers Special Finance
Expires January 2006                                                                 $ 10,000,000                           -

Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Finance
Expires May 2007                                                                     $  3,375,000               $      68,832

Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected
Securities (TIPS) adjusted principal

Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                                                 $  4,725,000                   (215,495)

Pay a fixed rate of 4.83% and receive a floating rate based on 3-month LIBOR

Broker, Morgan Stanley Capital Services Inc.
Expires May 2014                                                                     $ 34,300,000                   (205,177)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                           $   (351,840)
                                                                                                                =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

---------------------------------------------------------------------------------------------------------------------------
                                FACE
INDUSTRY                        AMOUNT  CORPORATE BONDS                                                    VALUE
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.2%    $1,600,000 Armor Holdings, Inc., 8.25% due 8/15/2013                   $     1,724,000
                               1,000,000 DRS Technologies, Inc., 6.875% due 11/01/2013                       965,000
                                 500,000 K&F Acquisition, Inc., 7.75% due 11/15/2014                         505,000
                                 900,000 L-3 Communications Corp., 6.375% due 10/15/2015 (e)                 906,750
                                 275,000 Standard Aero Holdings, Inc., 8.25% due 9/01/2014                   266,063
                                 400,000 Transdigm, Inc., 8.375% due 7/15/2011                               419,000
                               1,200,000 Vought Aircraft Industries, Inc., 8% due 7/15/2011                1,140,000
                                                                                                         -------------
                                                                                                           5,925,813
---------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.8%                2,800,000 American Airlines, Inc. Class C, 7.80% due 4/01/2008              2,680,712
                               2,339,249 Continental Airlines, Inc. Series 2001-1 Class  C, 7.033%
                                         due 12/15/2012
                                                                                                           2,095,164
                                                                                                         -------------
                                                                                                           4,775,876
---------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.8%                700,000 Advanced Accessory Systems LLC,10.75% due 6/15/2011                 600,250
                               2,150,000 Asbury Automotive Group, Inc., 8% due 3/15/2014                   2,042,500
                               1,525,000 Autocam Corp., 10.875% due 6/15/2014                              1,021,750
                                 750,000 Exide Technologies, 10.50% due 3/15/2013 (e)                        596,250
                               1,500,000 General Motors Acceptance Corp., 6.75% due 12/01/2014             1,304,766
                                         Metaldyne Corp.:
                               1,205,000     11% due 6/15/2012                                               819,400
                               1,000,000     10% due 11/01/2013 (e)                                          870,000
                                                                                                          ------------
                                                                                                           7,254,916
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.6%              750,000 Emmis Communications Corp., 9.745% due 6/15/2012 (f)                755,625
                                 500,000 Entercom Radio LLC, 7.625% due 3/01/2014                            516,250
                                         LIN Television Corporation:
                                 750,000       6.50% due 5/15/2013                                           710,625
                                 300,000       6.50% due 5/15/2013 (e)                                       284,250
                               1,750,000 Nextmedia Operating, Inc., 10.75% due 7/01/2011                   1,874,688
                                 750,000 Radio One, Inc., 6.375% due 2/15/2013 (e)                           738,750
                                 972,000 Salem Communications Holding Corp. Series B, 9%
                                         due 7/01/2011                                                     1,036,395
                                         Sinclair Broadcast Group, Inc.:
                                 500,000     8% due 3/15/2012                                                511,875
                                 500,000     Class A, 4.875% due 7/15/2018 (c)                               446,875
                                                                                                          ------------
                                                                                                           6,875,333
---------------------------------------------------------------------------------------------------------------------------
CABLE - INTERNATIONAL - 0.1%     375,000 New Skies Satellites NV, 9.125% due 11/01/2012                      388,125
---------------------------------------------------------------------------------------------------------------------------
CABLE - U.S. - 1.7%            1,500,000 Charter Communications Holdings II LLC, 10.25%
                                         due 9/15/2010                                                     1,537,500
                                         Intelsat Bermuda Ltd. (e):
                               1,500,000     8.695% due 1/15/2012 (f)                                      1,526,250
                               1,300,000     8.25% due 1/15/2013                                           1,308,125
                                                                                                          -----------
                                                                                                           4,371,875
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.1%                 860,000 BCP Caylux Holdings Luxembourg SCA, 9.625%
                                         due 6/15/2014                                                       956,750
                               1,400,000 Huntsman International, LLC, 9.875% due 3/01/2009                 1,478,750
                                 500,000 ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                     539,375
                                 250,000 Innophos, Inc., 8.875% due 8/15/2014 (e)                            255,625
                                 675,000 Invista B.V., 9.25% due 5/01/2012 (e)                               734,063
                                 500,000 Nalco Co., 7.75% due 11/15/2011                                     511,250
                               1,500,000 NewMarket Corp., 8.875% due 5/01/2010                             1,573,125
                               1,900,000 Omnova Solutions, Inc., 11.25% due 6/01/2010                      2,033,000
                                 917,000 Rockwood Specialties Group, Inc., 10.625% due 5/15/2011             999,530
                                 767,000 Terra Capital, Inc., 11.50% due 6/01/2010                           878,215
                                 825,000 Westlake Chemical Corp., 8.75% due 7/15/2011                        888,938
                                                                                                         -------------
                                                                                                          10,848,621

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                               FACE
INDUSTRY                       AMOUNT       CORPORATE BONDS                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER - DURABLES - 0.1%    $ 325,000     Simmons Co., 7.875% due 1/15/2014                                      $      299,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER - NON-DURABLES - 3.5   250,000     American Achievement Corp., 8.25% due 4/01/2012                               252,500
                                650,000     Amscan Holdings, Inc., 8.75% due 5/01/2014                                    568,750
                              2,525,000     Chattem, Inc., 7% due 3/01/2014                                             2,562,875
                                825,000     Church & Dwight Co., Inc., 6% due 12/15/2012                                  804,375
                                775,000     Elizabeth Arden, Inc., 7.75% due 1/15/2014                                    788,562
                                325,000     Hines Nurseries, Inc., 10.25% due 10/01/2011                                  329,875
                                300,000     North Atlantic Trading Co., 9.25% due 3/01/2012                               225,000
                              1,500,000     Playtex Products, Inc., 8% due 3/01/2011                                    1,571,250
                                250,000     Quiksilver, Inc., 6.875% due 4/15/2015 (e)                                    240,000
                              2,000,000     Solo Cup Co., 8.50% due 2/15/2014                                           1,770,000
                                                                                                                    ----------------
                                                                                                                        9,113,187
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 5.8%      1,525,000     CanWest Media, Inc., 8% due 9/15/2012                                       1,618,406
                                            Dex Media East LLC:
                                400,000         9.875% due 11/15/2009                                                     435,000
                                334,000         12.125% due 11/15/2012                                                    390,780
                                            Dex Media West LLC:
                              2,800,000         8.50% due 8/15/2010                                                     2,961,000
                              1,484,000         9.875% due 8/15/2013                                                    1,637,965
                              2,100,000     Houghton Mifflin Co., 8.25% due 2/01/2011                                   2,168,250
                                500,000     Lamar Media Corp., 7.25% due 1/01/2013                                        522,500
                              2,000,000     Liberty Media Corp., 0.75% due 3/30/2023 (c)                                2,220,000
                                800,000     Nebraska Book Co., Inc., 8.625% due 3/15/2012                                 752,000
                                250,000     Universal City Florida Holding Co. I, 8.375% due 5/01/2010                    259,375
                              1,350,000     WDAC Subsidiary Corp., 8.375% due 12/01/2014 (e)                            1,306,125
                                971,000     Yell Finance BV, 10.75% due 8/01/2011                                       1,063,245
                                                                                                                      -------------
                                                                                                                       15,334,646
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - EXPLORATION            450,000     Encore Acquisition Co., 6.25% due 4/15/2014                                   447,750
& PRODUCTION - 2.5%           1,500,000     Plains Exploration & Production Co. Series B, 8.75%
                                            due 7/01/2012                                                               1,620,000
                                750,000     Range Resources Corp., 6.375% due 3/15/2015                                   755,625
                                600,000     Stone Energy Corp., 6.75% due 12/15/2014                                      589,500
                              2,000,000     Western Oil Sands, Inc., 8.375% due 5/01/2012                               2,297,500
                              1,000,000     Whiting Petroleum Corp., 7% due 2/01/2014 (e)                               1,013,750
                                                                                                                       ------------
                                                                                                                        6,724,125
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - OTHER - 3.6%           850,000     Aventine Renewable Energy Holdings, Inc., 9.87% due 12/15/2011 (e)(f)         884,000
                                629,000     Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (e)                           652,587
                              1,200,000     Inergy LP, 6.875% due 12/15/2014 (e)                                        1,146,000
                              1,500,000     North American Energy Partners, Inc., 8.75% due 12/01/2011                  1,425,000
                              1,000,000     Pacific Energy Partners, LP, 7.125% due 6/15/2014                           1,037,500
                              1,500,000     SESI LLC, 8.875% due 5/15/2011                                              1,582,500
                              1,750,000     Star Gas Partners LP, 10.25% due 2/15/2013                                  1,426,250
                              1,500,000     Suburban Propane Partners, LP, 6.875% due 12/15/2013                        1,365,000
                                                                                                                      ------------
                                                                                                                        9,518,837
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.3%                647,000     Refco Finance Holdings LLC, 9% due 8/01/2012 (b)                              703,613
------------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG - 0.3%              825,000     Duane Reade, Inc., 8.37% due 12/15/2010 (f)                                   787,875
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------------------
                          FACE
INDUSTRY                  AMOUNT                CORPORATE BONDS                                                VALUE
------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 3.5%    $ 950,000        American Seafoods Group LLC, 10.125% due 4/15/2010         $     1,016,500
                           101,147        Archibald Candy Corp., 10% due 11/01/2007 (b)                       17,660
                                          Commonwealth Brands, Inc. (e):
                         1,300,000            9.75% due 4/15/2008                                          1,365,000
                         2,000,000            10.625% due 9/01/2008                                        2,100,000
                                          Del Monte Corp.:
                           475,000            8.625% due 12/15/2012                                          510,625
                           325,000            6.75% due 2/15/2015 (e)                                        326,625
                         1,200,000        Doane Pet Care Co., 10.75% due 3/01/2010                         1,308,000
                           151,000        Dole Food Co., Inc., 8.875% due 3/15/2011                          156,662
                         1,375,000        Merisant Co., 10.75% due 7/15/2013 (e)                             935,000
                         1,000,000        New World Pasta Co., 9.25% due 2/15/2009 (b)                        60,000
                         1,000,000        Smithfield Foods, Inc. Series B, 8% due 10/15/2009               1,057,500
                         1,725,000        Tabletop Holdings Inc., 12.25% due 5/15/2014 (d)(e)                258,750
                                                                                                        ---------------
                                                                                                           9,112,322
------------------------------------------------------------------------------------------------------------------------
GAMING - 3.1%            1,125,000        Boyd Gaming Corp., 8.75% due 4/15/2012                           1,212,187
                           475,000        Choctaw Resort Development Enterprise, 7.25%
                                          due 11/15/2019 (e)                                                 476,781
                           425,000        Global Cash Access LLC, 8.75% due 3/15/2012                        456,875
                         1,100,000        Herbst Gaming, Inc., 7% due 11/15/2014                           1,098,625
                           775,000        Majestic Star Casino LLC, 9.50% due 10/15/2010                     767,250
                         1,000,000        Mohegan Tribal Gaming Authority, 6.125% due 2/15/2013              995,000
                           625,000        Penn National Gaming, Inc., 6.75% due 3/01/2015                    612,500
                         1,600,000        Pinnacle Entertainment, Inc., 8.75% due 10/01/2013               1,648,000
                         1,000,000        Wynn Las Vegas LLC, 6.625% due 12/01/2014                          956,250
                                                                                                          ------------
                                                                                                           8,223,468
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - 2.5%                        Alpharma, Inc.:
                           800,000            3% due 6/01/2006 (c)                                         1,028,000
                           275,000            8.625% due 5/01/2011                                           283,250
                           425,000        Concentra Operating Corp., 9.125% due 6/01/2012                    442,000
                         1,500,000        DaVita, Inc., 7.25% due 3/15/2015                                1,520,625
                         1,350,000        Elan Finance Plc, 7.75% due 11/15/2011 (e)                       1,188,000
                           350,000        Mylan Laboratories, Inc., 6.375% due 8/15/2015 (e)                 350,438
                           750,000        Select Medical Corp., 7.625% due 2/01/2015                         718,125
                           350,000        VWR International, Inc., 6.875% due 4/15/2012                      345,625
                           725,000        Vanguard Health Holding Co. II LLC, 9% due 10/01/2014              772,125
                                                                                                         --------------
                                                                                                           6,648,188
------------------------------------------------------------------------------------------------------------------------
HOUSING - 2.7%           1,500,000        Builders Firstsource, Inc., 8.04% due 2/15/2012 (e)(f)           1,515,000
                           400,000        Building Materials Corp. of America, 8% due 12/01/2008             406,000
                           600,000        Compression Polymers Corp., 10.50% due 7/01/2013 (e)               556,500
                         1,500,000        Forest City Enterprises, Inc., 7.625% due 6/01/2015              1,590,000
                                          Goodman Global Holding Co., Inc. (e):
                           425,000            6.41% due 6/15/2012 (f)                                        415,437
                           750,000            7.875% due 12/15/2012                                          678,750
                           425,000        MAAX Corp., 9.75% due 6/15/2012                                    369,750
                           500,000        Standard-Pacific Corp., 6.50% due 8/15/2010                        483,750
                           325,000        Texas Industries, Inc., 7.25% due 7/15/2013 (e)                    338,000
                           675,000        US Concrete, Inc., 8.375% due 4/01/2014                            678,375
                                                                                                          -------------
                                                                                                           7,031,562

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                  FACE
INDUSTRY                          AMOUNT             CORPORATE BONDS                                             VALUE
--------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.6%  $2,000,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012      $     2,050,000
                                             MagnaChip Semiconductor SA:
                                1,175,000          7.12% due 12/15/2011 (f)                                  1,163,250
                                  250,000          8% due 12/15/2014                                           230,000
                                               Sungard Data Systems, Inc. (e):
                                1,050,000          8.525% due 8/15/2013 (f)                                  1,086,750
                                1,575,000          9.125% due 8/15/2013                                      1,632,094
                                  675,000      Telcordia Technologies Inc., 10% due 3/15/2013 (e)              637,875
                                  900,000      Unisys Corp., 8% due 10/15/2012                                 884,250
                                1,875,000      Viasystems, Inc., 10.50% due 1/15/2011                        1,842,188
                                                                                                       -----------------
                                                                                                             9,526,407
--------------------------------------------------------------------------------------------------------------------------------
LEISURE - 1.8%                    959,000      Felcor Lodging LP, 9% due 6/01/2011                           1,042,912
                                1,500,000      Host Marriott LP Series O, 6.375% due 3/15/2015               1,455,000
                                2,500,000      True Temper Sports, Inc., 8.375% due 9/15/2011                2,325,000
                                                                                                       -----------------
                                                                                                             4,822,912
--------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 10.7%             500,000      Aearo Co., 8.25% due 4/15/2012                                  500,000
                                  475,000      Airgas, Inc., 9.125% due 10/01/2011                             510,625
                                1,175,000      Altra Industrial Motion, Inc., 9% due 12/01/2011 (e)          1,151,500
                                  750,000      CPI Holdco, Inc., 9.672% due 2/01/2015 (f)                      738,736
                                2,500,000      Case New Holland, Inc., 9.25% due 8/01/2011                   2,643,750
                                  600,000      Caue Finance Ltd., 8.875% due 8/01/2015 (e)                     627,000
                                  500,000      Chart Industries, Inc., 9.125% due 10/15/2015 (e)               500,000
                                1,000,000      Columbus McKinnon Corp., 10% due 8/01/2010                    1,092,500
                                1,750,000      Douglas Dynamics LLC, 7.75% due 1/15/2012 (e)                 1,750,000
                                  325,000      ERICO International Corp., 8.875% due 3/01/2012                 338,000
                                3,150,000      EaglePicher Inc., 9.75% due 9/01/2013 (b)                     2,331,000
                                1,500,000      FastenTech, Inc., 11.50% due 5/01/2011                        1,554,375
                                1,000,000      Invensys Plc, 9.875% due 3/15/2011 (e)                          993,750
                                  750,000      Itron, Inc., 7.75% due 5/15/2012                                776,250
                                1,000,000      JLG Industries, Inc., 8.25% due 5/01/2008                     1,055,000
                                  682,000      Medis Technologies Ltd., 6% due 7/15/2010 (c)(e)                729,740
                                1,200,000      Mueller Group, Inc., 10% due 5/01/2012                        1,272,001
                                1,500,000      Propex Fabrics, Inc., 10% due 12/01/2012                      1,383,750
                                1,850,000      Sensus Metering Systems, Inc., 8.625% due 12/15/2013          1,702,000
                                1,500,000      Superior Essex Communications LLC, 9% due 4/15/2012           1,515,000
                                1,250,000      Trimas Corp., 9.875% due 6/15/2012                            1,025,000
                                2,600,000      Trinity Industries, Inc., 6.50% due 3/15/2014                 2,561,000
                                  500,000      Valmont Industries, Inc., 6.875% due 5/01/2014                  510,000
                                1,000,000      Wolverine Tube, Inc., 10.50% due 4/01/2009                      947,500
                                                                                                         ---------------
                                                                                                            28,208,477
--------------------------------------------------------------------------------------------------------------------------------
METAL - OTHER - 0.9%              350,000      Aleris International, Inc., 9% due 11/15/2014                   369,250
                                  900,000      Foundation PA Coal Co., 7.25% due 8/01/2014                     938,250
                                  750,000      Novelis, Inc., 7.25% due 2/15/2015 (e)                          708,750
                                  250,000      Southern Peru Copper Corp., 6.375% due 7/27/2015 (e)            252,055
                                                                                                          --------------
                                                                                                             2,268,305
--------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 7.1%                  570,000      Anchor Glass Container Corp., 11.077% due 9/30/2006             581,400
                                               Consolidated Container Co. LLC:
                                1,425,000          10.75% due 6/15/2009 (d)                                  1,175,625
                                3,375,000          10.125% due 7/15/2009                                     2,244,375
                                               Crown European Holdings SA:
                                  875,000          9.50% due 3/01/2011                                         958,125
                                  400,000          10.875% due 3/01/2013                                       464,000

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

-------------------------------------------------------------------------------------------------------------------
                     FACE
INDUSTRY             AMOUNT            CORPORATE BONDS                                                     VALUE
-------------------------------------------------------------------------------------------------------------------
                  $ 300,000      Graham Packing Co., Inc., 8.50% due 10/15/2012                   $      298,500
                                 Owens-Brockway:
                  1,000,000          8.875% due 2/15/2009                                              1,050,000
                    500,000          8.25% due 5/15/2013                                                 520,000
                  2,750,000      Owens-Illinois, Inc., 8.10% due 5/15/2007                             2,818,750
                  1,325,000      Plastipak Holdings, Inc., 10.75% due 9/01/2011                        1,444,250
                                 Pliant Corp.:
                  1,701,967          11.625% due 6/15/2009 (a)(e)                                      1,742,956
                  2,500,000          13% due 6/01/2010                                                 1,187,500
                                 Tekni-Plex, Inc.:
                  3,500,000          12.75% due 6/15/2010                                              1,942,500
                  1,150,000          8.75% due 11/15/2013 (e)                                            983,250
                    650,000      US Can Corp., 10.875% due 7/15/2010                                     682,500
                    700,000      Wise Metals Group LLC, 10.25% due 5/15/2012                             553,000
                                                                                                     -------------
                                                                                                      18,646,731
-------------------------------------------------------------------------------------------------------------------
PAPER - 3.8%        500,000      Abitibi-Consolidated, Inc., 8.375% due 4/01/2015                        491,250
                    850,000      Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                         799,000
                                 Boise Cascade LLC:
                    250,000          7.025% due 10/15/2012 (f)                                           249,375
                    325,000          7.125% due 10/15/2014                                               307,937
                    600,000      Bowater, Inc., 6.50% due 6/15/2013                                      559,500
                    750,000      Caraustar Industries, Inc., 9.875% due 4/01/2011                        742,500
                    750,000      Cascades, Inc., 7.25% due 2/15/2013                                     729,375
                  1,750,000      Domtar, Inc., 7.125% due 8/15/2015                                    1,604,526
                    875,000      Graphic Packaging International Corp., 8.50% due 8/15/2011              857,500
                    500,000      JSG Funding Plc, 9.625% due 10/01/2012                                  502,500
                    525,000      Millar Western Forest Products Ltd., 7.75% due 11/15/2013               447,563
                  1,200,000      Norampac, Inc., 6.75% due 6/01/2013                                   1,194,000
                  1,525,000      Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                1,532,625
                                                                                                    --------------
                                                                                                      10,017,651
-------------------------------------------------------------------------------------------------------------------
RETAIL - 0.8%     2,000,000      Neiman-Marcus Group, Inc., 9% due 10/15/2015 (e)                      2,005,000
-------------------------------------------------------------------------------------------------------------------
SERVICE - 4.9%      500,000      ALH Finance LLC, 8.50% due 1/15/2013                                    472,500
                    500,000      Ahern Rentals, Inc., 9.25% due 8/15/2013 (e)                            511,250
                    500,000      Allied Waste North America, 7.25% due 3/15/2015 (e)                     492,500
                                 Allied Waste North America, Inc.:
                    900,000          7.875% due 4/15/2013                                                918,000
                  1,000,000          Series B, 7.375% due 4/15/2014                                      940,000
                    625,000      Buhrmann US, Inc., 8.25% due 7/01/2014                                  639,062
                    475,000      Cardtronics, Inc., 9.25% due 8/15/2013 (e)                              485,687
                    850,000      Carriage Services, Inc., 7.875% due 1/15/2015                           879,750
                    275,000      Corrections Corp. of America, 7.50% due 5/01/2011                       283,594
                    425,000      FTI Consulting, Inc., 7.625% due 6/15/2013 (e)                          433,500
                  2,000,000      The Geo Group, Inc., 8.25% due 7/15/2013                              1,990,000
                    250,000      HydroChem Industrial Services, Inc., 9.25%
                                 due 2/15/2013 (e)                                                       232,812
                    925,000      MSW Energy Holdings II LLC, 7.375% due 9/01/2010                        959,688
                    300,000      Mac-Gray Corp., 7.625% due 8/15/2015 (e)                                306,000
                                 United Rentals North America, Inc.:
                    500,000          6.50% due 2/15/2012                                                 482,500
                  3,250,000          7% due 2/15/2014                                                  3,014,375
                                                                                                     -------------
                                                                                                      13,041,218
-------------------------------------------------------------------------------------------------------------------
STEEL - 0.9%      1,250,000      Ucar Finance, Inc., 10.25% due 2/15/2012                              1,340,625
                  1,060,000      United States Steel Corp., 9.75% due 5/15/2010                        1,163,350
                                                                                                    --------------
                                                                                                       2,503,975

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------
                                FACE
INDUSTRY                        AMOUNT             CORPORATE BONDS                                             VALUE
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.6%    $1,000,000   Cincinnati Bell, Inc., 7% due 2/15/2015                     $      965,000
                                316,000     Inmarsat Finance Plc, 7.625% due 6/30/2012                         325,480
                                500,000     Qwest Communications International, Inc., 7.50%
                                            due 2/15/2014                                                      475,000
                                750,000     Qwest Corp., 7.12% due 6/15/2013 (e)(f)                            780,000
                              1,750,000     Tele Norte Leste Participacoes SA Series B, 8%
                                            due 12/18/2013                                                   1,846,250
                                                                                                         ----------------
                                                                                                             4,391,730
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.6%           550,000     OMI Corp., 7.625% due 12/01/2013                                   569,250
                              1,500,000     Overseas Shipholding Group, 8.25% due 3/15/2013                  1,612,500
                                925,000     Progress Rail Services Corp., 7.75% due 4/01/2012 (e)              942,344
                              1,000,000     Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (e)           962,500
                                                                                                          ----------------
                                                                                                             4,086,594
--------------------------------------------------------------------------------------------------------------------------
UTILITY - 7.9%                              The AES Corp.:
                                674,000         9.375% due 9/15/2010                                           743,085
                              1,000,000         8.75% due 5/15/2013 (e)                                      1,095,000
                              1,483,811     AES Eastern Energy LP Series 1999-A, 9% due 1/02/2017            1,728,640
                                500,000     AES Gener SA, 7.50% due 3/25/2014                                  508,488
                                            Calpine Corp.:
                              2,000,000         8.75% due 7/15/2007                                          1,240,000
                                500,000         8.50% due 7/15/2010 (e)                                        357,500
                                400,000     Colorado Interstate Gas Co., 5.95% due 3/15/2015 (e)               387,975
                              2,331,000     ESI Tractebel Acquisition Corp. Series B, 7.99%
                                            due 12/30/2011                                                   2,444,762
                                486,950     FPL Energy National Wind, 6.125% due 3/25/2019 (e)                 480,615
                                728,000     NRG Energy, Inc., 8% due 12/15/2013                                775,320
                              1,940,000     Nevada Power Co., 9% due 8/15/2013                               2,154,616
                                475,000     NorthWestern Corp., 5.875% due 11/01/2014                          479,863
                              1,150,000     Reliant Energy, Inc., 6.75% due 12/15/2014                       1,129,875
                              1,750,000     SEMCO Energy, Inc., 7.75% due 5/15/2013                          1,833,790
                                325,000     Southern Natural Gas Co., 8.875% due 3/15/2010                     351,295
                              3,000,000     Southern Star Central Corp., 8.50% due 8/01/2010                 3,217,500
                                750,000     Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                  759,385
                              1,000,000     Transcontinental Gas Pipe Line Corp. Series B, 7%
                                            due 8/15/2011                                                    1,062,500
                                                                                                         ----------------
                                                                                                            20,750,209
--------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -     1,350,000     American Towers, Inc., 7.25% due 12/01/2011                      1,434,375
1.9%                            250,000     Digicel Ltd., 9.25% due 9/01/2012 (e)                              258,750
                                            Rogers Wireless Communications, Inc.:
                                250,000         6.995% due 12/15/2010 (f)                                      260,625
                              1,500,000         6.375% due 3/01/2014                                         1,507,500
                                390,000     SBA Telecommunications, Inc., 9.75% due 12/15/2011 (d)             353,925
                              1,000,000     UbiquiTel Operating Co., 9.875% due 3/01/2011                    1,110,000
                                                                                                          ----------------
                                                                                                             4,925,175
--------------------------------------------------------------------------------------------------------------------------
                                            TOTAL CORPORATE BONDS
                                            (COST - $243,830,741) - 90.7%                                  239,131,766
--------------------------------------------------------------------------------------------------------------------------
                                            PREFERRED SECURITIES
--------------------------------------------------------------------------------------------------------------------------
                              SHARES
                              HELD          PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%              24,000     Emmis Communications Corp. Class A, 6.25% (c)                    1,038,000
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.0%            47     PTV, Inc. Series A, 10%                                                 80
--------------------------------------------------------------------------------------------------------------------------
                                            TOTAL PREFERRED STOCKS
                                            (COST - $1,006,957) - 0.4%                                       1,038,080
--------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                FACE
INDUSTRY                        AMOUNT        TRUST PREFERRED                                                         VALUE
--------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.3%                  $3,000,000    United States Steel LLC, 2.50% due 12/31/2031                     $     3,316,141
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL TRUST PREFERRED                                                   3,316,141
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL PREFERRED SECURITIES                                              4,354,221
                                            (COST - $3,816,957) - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
                                SHARES
                                HELD           WARRANTS (G)
--------------------------------------------------------------------------------------------------------------------------------
CABLE - INTERNATIONAL - 0.0%      22,461    NTL, Inc. (expires 1/13/2011)                                              13,477
--------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 0.0%                   4,000    Pliant Corp. (expires 6/01/2010)                                               40
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL WARRANTS
                                            (COST - $22,461) - 0.0%                                                    13,517
--------------------------------------------------------------------------------------------------------------------------------
                              BENEFICIAL
                              INTEREST      OTHER INTERESTS (H)
--------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.2%               $7,560,480    US Airways Group, Inc. (Certificate of Beneficial
                                            Interest)                                                               3,175,402
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL OTHER INTERESTS
                                            (COST - $2,041,330) - 1.2%                                              3,175,402
--------------------------------------------------------------------------------------------------------------------------------
                                            SHORT-TERM SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
                              15,467,093    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (i)            15,467,093
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL SHORT-TERM SECURITIES                                            15,467,093
                                            (COST - $15,467,093) - 5.9%
--------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENTS  (COST - $265,178,582*)  - 99.5%                    262,141,999
                                            OTHER ASSETS LESS LIABILITIES - 0.5%                                    1,468,080
                                                                                                             ----------------
                                             NET ASSETS - 100.0%                                              $   263,610,079
                                                                                                             ================


    * The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                         $ 265,263,917
                                                            ==============
      Gross unrealized appreciation                          $   9,423,548
      Gross unrealized depreciation                            (12,545,466)
                                                            ---------------
      Net unrealized depreciation                            $  (3,121,918)
                                                            ===============

  (a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
  (b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
  (c) Convertible security.
  (d) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
  (e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
  (f) Floating rate note.
  (g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  (h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

  (i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
--------------------------------------------------------------------------------

                                                               NET                    INTEREST
AFFILIATE                                                      ACTIVITY               INCOME
--------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $ 6,766,370             $ 226,755
--------------------------------------------------------------------------------------------------

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                      HELD    COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.2%                    26,628  Boeing Co.                                      $      1,809,373
                                               6,264  General Dynamics Corp.                                   748,861
                                               3,763  Goodrich Corp.                                           166,851
                                              26,863  Honeywell International, Inc.                          1,007,363
                                               3,629  L-3 Communications Holdings, Inc.                        286,945
                                              12,433  Lockheed Martin Corp.                                    758,910
                                              11,440  Northrop Grumman Corp.                                   621,764
                                              14,146  Raytheon Co.                                             537,831
                                               5,483  Rockwell Collins, Inc.                                   264,939
                                              33,364  United Technologies Corp.                              1,729,590
                                                                                                      ----------------
                                                                                                             7,932,427
----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.9%                 9,355  FedEx Corp.                                              815,101
                                               1,984  Ryder System, Inc.                                        67,892
                                              36,100  United Parcel Service, Inc. Class B                    2,495,593
                                                                                                      ----------------
                                                                                                             3,378,586
----------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%                               24,375  Southwest Airlines Co.                                   361,969
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 0.2%                         2,306  Cooper Tire & Rubber Co.                                  35,213
                                               4,798  Dana Corp.                                                45,149
                                              17,585  Delphi Corp.                                              48,535
                                               5,434  The Goodyear Tire & Rubber Co. (b)                        84,716
                                               5,946  Johnson Controls, Inc.                                   368,949
                                               4,074  Visteon Corp.                                             39,844
                                                                                                      ----------------
                                                                                                               622,406
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.4%                            62,271  Ford Motor Co.                                           613,992
                                              19,183  General Motors Corp. (e)                                 587,192
                                               9,152  Harley-Davidson, Inc.                                    443,323
                                                                                                      ----------------
                                                                                                             1,644,507
----------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.2%                              24,731  Anheuser-Busch Cos., Inc.                              1,064,422
                                               3,318  Brown-Forman Corp. Class B                               197,554
                                              67,596  The Coca-Cola Co.                                      2,919,471
                                              11,337  Coca-Cola Enterprises, Inc.                              221,072
                                               6,600  Constellation Brands, Inc. Class A (b)                   171,600
                                               2,141  Molson Coors Brewing Co. Class B                         137,045
                                               5,704  Pepsi Bottling Group, Inc.                               162,849
                                              54,439  PepsiCo, Inc.                                          3,087,236
                                                                                                      ----------------
                                                                                                             7,961,249
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.5%                          40,223  Amgen, Inc. (b)                                        3,204,566
                                               6,652  Applera Corp. - Applied Biosystems Group                 154,592
                                              10,826  Biogen Idec, Inc. (b)                                    427,410
                                               4,121  Chiron Corp. (b)                                         179,758
                                               8,100  Genzyme Corp. (b)                                        580,284
                                              14,300  Gilead Sciences, Inc. (b)                                697,268
                                               7,858  Medimmune, Inc. (b)                                      264,422
                                                                                                      ----------------
                                                                                                             5,508,300
----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.2%                       6,400  American Standard Cos., Inc.                             297,920
                                              14,051  Masco Corp.                                              431,085
                                                                                                      ----------------
                                                                                                               729,005
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.9%                        24,332  The Bank of New York Co., Inc.                           715,604
                                               4,053  The Bear Stearns Cos., Inc.                              444,817
                                              35,565  The Charles Schwab Corp.                                 513,203
                                              11,700  E*Trade Financial Corp. (b)                              205,920
                                               3,300  Federated Investors, Inc. Class B                        109,659
                                               5,322  Franklin Resources, Inc.                                 446,835
                                              15,200  Goldman Sachs Group, Inc.                              1,848,016

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                      HELD    COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               7,411  Janus Capital Group, Inc.                       $        107,089
                                               8,600  Lehman Brothers Holdings, Inc.                         1,001,728
                                              13,211  Mellon Financial Corp.                                   422,356
                                              30,079  Merrill Lynch & Co., Inc. (a)                          1,845,347
                                              35,563  Morgan Stanley                                         1,918,268
                                               6,801  Northern Trust Corp.                                     343,791
                                              10,493  State Street Corp.                                       513,317
                                               3,993  T. Rowe Price Group, Inc.                                260,743
                                                                                                      ----------------
                                                                                                            10,696,693
----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%                               6,989  Air Products & Chemicals, Inc.                           385,373
                                               2,091  Ashland, Inc.                                            115,507
                                              30,636  The Dow Chemical Co.                                   1,276,602
                                              33,396  E.I. du Pont de Nemours & Co.                          1,308,121
                                               2,358  Eastman Chemical Co.                                     110,755
                                               7,176  Ecolab, Inc.                                             229,130
                                               3,830  Engelhard Corp.                                          106,895
                                               3,476  Hercules, Inc. (b)                                        42,477
                                               2,899  International Flavors & Fragrances, Inc.                 103,320
                                               8,367  Monsanto Co.                                             525,029
                                               5,343  PPG Industries, Inc.                                     316,252
                                              10,154  Praxair, Inc.                                            486,681
                                               5,588  Rohm & Haas Co.                                          229,834
                                               2,117  Sigma-Aldrich Corp.                                      135,615
                                                                                                      ----------------
                                                                                                             5,371,591
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 5.3%                       11,130  AmSouth Bancorp                                          281,144
                                              17,296  BB&T Corp.                                               675,409
                                             130,812  Bank of America Corp.                                  5,507,185
                                               5,326  Comerica, Inc.                                           313,701
                                               4,353  Compass Bancshares, Inc.                                 199,498
                                              17,419  Fifth Third Bancorp                                      639,800
                                               3,900  First Horizon National Corp.                             141,765
                                               7,205  Huntington Bancshares, Inc.                              161,896
                                              12,703  KeyCorp                                                  409,672
                                               3,000  M&T Bank Corp.                                           317,130
                                               7,000  Marshall & Ilsley Corp.                                  304,570
                                              19,525  National City Corp.                                      652,916
                                              14,111  North Fork Bancorporation, Inc.                          359,831
                                               8,864  PNC Financial Services Group, Inc.                       514,289
                                              14,615  Regions Financial Corp.                                  454,819
                                              11,296  SunTrust Banks, Inc.                                     784,507
                                               9,710  Synovus Financial Corp.                                  269,161
                                              59,504  U.S. Bancorp                                           1,670,872
                                              52,045  Wachovia Corp.                                         2,476,821
                                              55,003  Wells Fargo & Co.                                      3,221,526
                                               2,724  Zions Bancorporation                                     193,976
                                                                                                      ----------------
                                                                                                            19,550,488
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%          9,394  Allied Waste Industries, Inc. (b)                         79,379
                                               3,467  Avery Dennison Corp.                                     181,636
                                              33,028  Cendant Corp.                                            681,698
                                               5,236  Cintas Corp.                                             214,938
                                               4,479  Equifax, Inc.                                            156,496
                                               3,771  Monster Worldwide, Inc. (b)                              115,807
                                               7,215  Pitney Bowes, Inc.                                       301,154
                                               6,844  RR Donnelley & Sons Co.                                  253,707

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               5,386  Robert Half International, Inc.                 $        191,688
                                              17,910  Waste Management, Inc.                                   512,405
                                                                                                      ----------------
                                                                                                             2,688,908
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.8%                3,621  ADC Telecommunications, Inc. (b)                          82,776
                                               5,125  Andrew Corp. (b)                                          57,144
                                              14,413  Avaya, Inc. (b)                                          148,454
                                              17,903  Ciena Corp. (b)                                           47,264
                                             207,915  Cisco Systems, Inc. (b)                                3,727,916
                                               6,176  Comverse Technology, Inc. (b)                            162,244
                                              46,858  Corning, Inc. (b)                                        905,765
                                                  12  Enterasys Networks, Inc. (b)                                  16
                                              45,277  JDS Uniphase Corp. (b)                                   100,515
                                             138,442  Lucent Technologies, Inc. (b)                            449,937
                                              80,436  Motorola, Inc.                                         1,776,831
                                              53,068  Qualcomm, Inc.                                         2,374,793
                                               4,880  Scientific-Atlanta, Inc.                                 183,049
                                              14,533  Tellabs, Inc. (b)                                        152,887
                                                                                                      ----------------
                                                                                                            10,169,591
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.6%                27,390  Apple Computer, Inc. (b)                               1,468,378
                                              78,076  Dell, Inc. (b)                                         2,670,199
                                              76,604  EMC Corp. (b)                                            991,256
                                              11,779  Gateway, Inc. (b)                                         31,803
                                              93,943  Hewlett-Packard Co.                                    2,743,136
                                              51,934  International Business Machines Corp.                  4,166,145
                                               4,107  Lexmark International, Inc. Class A (b)                  250,732
                                               5,840  NCR Corp. (b)                                            186,354
                                              11,365  Network Appliance, Inc. (b)                              269,805
                                               2,843  QLogic Corp. (b)                                          97,231
                                             105,912  Sun Microsystems, Inc. (b)                               415,175
                                                                                                      ----------------
                                                                                                            13,290,214
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.0%              2,574  Fluor Corp.                                              165,714
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.1%                  3,150  Vulcan Materials Co.                                     233,761
----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.3%                       40,478  American Express Co.                                   2,325,056
                                               8,932  Capital One Financial Corp.                              710,273
                                              40,139  MBNA Corp.                                               989,025
                                               9,079  Providian Financial Corp. (b)                            160,517
                                              13,423  SLM Corp.                                                720,010
                                                                                                      ----------------
                                                                                                             4,904,881
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%                  3,536  Ball Corp.                                               129,913
                                               3,356  Bemis Co.                                                 82,893
                                               5,267  Pactiv Corp. (b)                                          92,278
                                               2,560  Sealed Air Corp. (b)                                     121,498
                                               4,308  Temple-Inland, Inc.                                      175,982
                                                                                                      ----------------
                                                                                                               602,564
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%                            5,438  Genuine Parts Co.                                        233,290
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.2%           5,200  Apollo Group, Inc. Class A (b)                           345,228
                                              10,662  H&R Block, Inc.                                          255,675
                                                                                                      ----------------
                                                                                                               600,903
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%          6,600  CIT Group, Inc.                                          298,188
                                             169,151  Citigroup, Inc.                                        7,699,754
                                             115,368  JPMorgan Chase & Co.                                   3,914,436
                                               8,904  Moody's Corp.                                            454,816
                                               9,600  Principal Financial Group, Inc.                          454,752
                                                                                                      ----------------
                                                                                                            12,821,946
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION                 26,579  AT&T Corp.                                      $        526,264
SERVICES - 2.2%                               58,225  BellSouth Corp.                                        1,531,318
                                               5,002  CenturyTel, Inc.                                         174,970
                                              12,203  Citizens Communications Co.                              165,351
                                              54,896  Qwest Communications International, Inc. (b)             225,074
                                             107,584  SBC Communications, Inc.                               2,578,788
                                              91,118  Verizon Communications, Inc.                           2,978,647
                                                                                                      ----------------
                                                                                                             8,180,412
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.6%                      4,822  Allegheny Energy, Inc. (b)                               148,132
                                              13,818  American Electric Power Co., Inc.                        548,575
                                               5,673  Cinergy Corp.                                            251,938
                                              11,296  Edison International                                     534,075
                                               7,272  Entergy Corp.                                            540,455
                                              21,178  Exelon Corp.                                           1,131,752
                                              13,614  FPL Group, Inc.                                          648,026
                                              10,388  FirstEnergy Corp.                                        541,423
                                              11,658  PPL Corp.                                                376,903
                                               2,824  Pinnacle West Capital Corp.                              124,482
                                               7,729  Progress Energy, Inc.                                    345,873
                                              23,218  The Southern Co.                                         830,276
                                                                                                      ----------------
                                                                                                             6,021,910
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%                    6,376  American Power Conversion Corp.                          165,138
                                               2,815  Cooper Industries Ltd. Class A                           194,629
                                              13,075  Emerson Electric Co.                                     938,785
                                               5,683  Rockwell Automation, Inc.                                300,631
                                                                                                      ----------------
                                                                                                             1,599,183
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%     15,494  Agilent Technologies, Inc. (b)                           507,429
                                               6,315  Jabil Circuit, Inc. (b)                                  195,260
                                               5,863  Molex, Inc.                                              156,425
                                              16,409  Sanmina-SCI Corp. (b)                                     70,395
                                              30,335  Solectron Corp. (b)                                      118,610
                                               8,209  Symbol Technologies, Inc.                                 79,463
                                               2,731  Tektronix, Inc.                                           68,903
                                                                                                      ----------------
                                                                                                             1,196,485
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.6%            10,300  BJ Services Co.                                          370,697
                                              10,508  Baker Hughes, Inc.                                       627,117
                                              17,002  Halliburton Co.                                        1,164,977
                                               4,646  Nabors Industries Ltd. (b)                               333,722
                                               5,301  National Oilwell Varco, Inc. (b)                         348,806
                                               4,287  Noble Corp.                                              293,488
                                               2,635  Rowan Cos., Inc.                                          93,516
                                              18,845  Schlumberger Ltd.                                      1,590,141
                                              11,311  Transocean, Inc. (b)                                     693,477
                                               5,100  Weatherford International Ltd. (b)                       350,166
                                                                                                      ----------------
                                                                                                             5,866,107
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.1%                          20,082  Archer-Daniels-Midland Co.                               495,222
                                               7,293  Campbell Soup Co.                                        216,967
                                              16,232  ConAgra Foods, Inc.                                      401,742
                                              11,108  General Mills, Inc.                                      535,406
                                              10,949  HJ Heinz Co.                                             400,076
                                               6,348  The Hershey Co.                                          357,456
                                               9,089  Kellogg Co.                                              419,276
                                               4,300  McCormick & Co., Inc.                                    140,309
                                              24,517  Sara Lee Corp.                                           464,597

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               8,400  Tyson Foods, Inc. Class A                       $        151,620
                                               6,416  Wm. Wrigley Jr. Co.                                      461,182
                                                                                                      ----------------
                                                                                                             4,043,853
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 2.3%               13,247  Albertson's, Inc.                                        339,786
                                              25,514  CVS Corp.                                                740,161
                                              14,905  Costco Wholesale Corp.                                   642,256
                                              23,126  The Kroger Co. (b)                                       476,164
                                              14,047  Safeway, Inc.                                            359,603
                                               4,192  SUPERVALU, Inc.                                          130,455
                                              19,471  SYSCO Corp.                                              610,805
                                              82,116  Wal-Mart Stores, Inc.                                  3,598,323
                                              32,444  Walgreen Co.                                           1,409,692
                                                                                                      ----------------
                                                                                                             8,307,245
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.0%                           1,529  Nicor, Inc.                                               64,264
                                                 985  Peoples Energy Corp.                                      38,789
                                                                                                      ----------------
                                                                                                               103,053
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%        1,773  Bausch & Lomb, Inc.                                      143,046
                                              19,458  Baxter International, Inc.                               775,790
                                               7,988  Becton Dickinson & Co.                                   418,811
                                               7,925  Biomet, Inc.                                             275,077
                                              20,082  Boston Scientific Corp. (b)                              469,316
                                               3,254  CR Bard, Inc.                                            214,862
                                               4,500  Fisher Scientific International (b)                      279,225
                                              10,291  Guidant Corp.                                            708,947
                                               4,952  Hospira, Inc. (b)                                        202,883
                                              39,562  Medtronic, Inc.                                        2,121,314
                                               1,731  Millipore Corp. (b)                                      108,863
                                               4,009  PerkinElmer, Inc.                                         81,663
                                              11,288  St. Jude Medical, Inc. (b)                               528,278
                                              10,096  Stryker Corp.                                            499,045
                                               5,336  Thermo Electron Corp. (b)                                164,882
                                               3,800  Waters Corp. (b)                                         158,080
                                               7,716  Zimmer Holdings, Inc. (b)                                531,555
                                                                                                      ----------------
                                                                                                             7,681,637
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%        9,686  Aetna, Inc. New Shares                                   834,352
                                               3,735  AmerisourceBergen Corp.                                  288,716
                                              13,537  Cardinal Health, Inc.                                    858,787
                                              14,250  Caremark Rx, Inc. (b)                                    711,503
                                               4,263  Cigna Corp.                                              502,437
                                               3,500  Coventry Health Care, Inc. (b)                           301,070
                                               4,900  Express Scripts, Inc. (b)                                304,780
                                              14,075  HCA, Inc.                                                674,474
                                               7,600  Health Management Associates, Inc. Class A               178,372
                                               5,057  Humana, Inc. (b)                                         242,129
                                               7,214  IMS Health, Inc.                                         181,576
                                               4,400  Laboratory Corp. of America Holdings (b)                 214,324
                                               2,849  Manor Care, Inc.                                         109,430
                                               9,507  McKesson Corp.                                           451,107
                                               9,383  Medco Health Solutions, Inc. (b)                         514,470
                                               6,000  Quest Diagnostics, Inc.                                  303,240
                                              14,712  Tenet Healthcare Corp. (b)                               165,216
                                              41,058  UnitedHealth Group, Inc.                               2,307,460
                                              19,504  WellPoint, Inc. (b)                                    1,478,793
                                                                                                      ----------------
                                                                                                            10,622,236
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.4%          14,773  Carnival Corp.                                  $        738,355
                                               5,361  Darden Restaurants, Inc.                                 162,814
                                               6,355  Harrah's Entertainment, Inc.                             414,282
                                              11,963  Hilton Hotels Corp.                                      267,014
                                              10,908  International Game Technology                            294,516
                                               6,183  Marriott International, Inc. Class A                     389,529
                                              40,872  McDonald's Corp.                                       1,368,803
                                              12,422  Starbucks Corp. (b)                                      622,342
                                               6,509  Starwood Hotels & Resorts Worldwide, Inc.                372,120
                                               3,319  Wendy's International, Inc.                              149,853
                                               9,142  Yum! Brands, Inc.                                        442,564
                                                                                                      ----------------
                                                                                                             5,222,192
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%                      2,385  Black & Decker Corp.                                     195,785
                                               4,272  Centex Corp.                                             275,886
                                               8,700  DR Horton, Inc.                                          315,114
                                               4,599  Fortune Brands, Inc.                                     374,037
                                               2,778  KB HOME                                                  203,350
                                               5,955  Leggett & Platt, Inc.                                    120,291
                                               2,336  Maytag Corp.                                              42,655
                                               8,685  Newell Rubbermaid, Inc.                                  196,715
                                               7,484  Pulte Homes, Inc.                                        321,213
                                               1,741  Snap-On, Inc.                                             62,885
                                               2,441  The Stanley Works                                        113,946
                                               2,034  Whirlpool Corp.                                          154,116
                                                                                                      ----------------
                                                                                                             2,375,993
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.9%                      4,868  Clorox Co.                                               270,369
                                              16,585  Colgate-Palmolive Co.                                    875,522
                                              15,421  Kimberly-Clark Corp.                                     918,012
                                              82,206  Procter & Gamble Co.                                   4,887,969
                                                                                                      ----------------
                                                                                                             6,951,872
----------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.0%                             4,000  Affiliated Computer Services, Inc. Class A (b)           218,400
                                              18,355  Automatic Data Processing, Inc.                          789,999
                                               5,908  Computer Sciences Corp. (b)                              279,507
                                               5,234  Convergys Corp. (b)                                       75,213
                                              15,938  Electronic Data Systems Corp.                            357,649
                                              26,008  First Data Corp.                                       1,040,320
                                               6,155  Fiserv, Inc. (b)                                         282,330
                                              11,760  Paychex, Inc.                                            436,061
                                               4,323  Sabre Holdings Corp. Class A                              87,670
                                              10,569  Unisys Corp. (b)                                          70,178
                                                                                                      ----------------
                                                                                                             3,637,327
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &                 20,222  The AES Corp. (b)                                        332,247
ENERGY TRADERS - 0.7%                         16,687  Calpine Corp. (b)(e)                                      43,219
                                               5,452  Constellation Energy Group, Inc.                         335,843
                                              31,326  Duke Energy Corp.                                        913,779
                                              13,146  Dynegy, Inc. Class A (b)                                  61,918
                                               8,158  TXU Corp.                                                920,875
                                                                                                      ----------------
                                                                                                             2,607,881
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.2%               25,146  3M Co.                                                 1,844,710
                                             345,165  General Electric Co. (c)                              11,621,706
                                               4,380  Textron, Inc.                                            314,134
                                              66,663  Tyco International Ltd.                                1,856,564
                                                                                                      ----------------
                                                                                                            15,637,114
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.4%                               8,900  ACE Ltd.                                        $        418,923
                                               3,332  AMBAC Financial Group, Inc.                              240,104
                                               9,875  AON Corp.                                                316,790
                                              15,842  Aflac, Inc.                                              717,643
                                              22,145  The Allstate Corp.                                     1,224,397
                                              84,507  American International Group, Inc.                     5,236,054
                                               5,998  Chubb Corp.                                              537,121
                                               5,466  Cincinnati Financial Corp.                               228,971
                                               9,277  Hartford Financial Services Group, Inc.                  715,906
                                               4,366  Jefferson-Pilot Corp.                                    223,408
                                               5,431  Lincoln National Corp.                                   282,521
                                               4,876  Loews Corp.                                              450,591
                                               4,588  MBIA, Inc.                                               278,125
                                              16,460  Marsh & McLennan Cos., Inc.                              500,219
                                              23,853  Metlife, Inc.                                          1,188,595
                                               6,300  The Progressive Corp.                                    660,051
                                              16,100  Prudential Financial, Inc.                             1,087,716
                                               4,844  Safeco Corp.                                             258,573
                                              21,137  The St. Paul Travelers Cos., Inc.                        948,417
                                               3,797  Torchmark Corp.                                          200,595
                                               9,189  UnumProvident Corp.                                      188,374
                                               4,355  XL Capital Ltd. Class A                                  296,271
                                                                                                      ----------------
                                                                                                            16,199,365
----------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.4%              36,700  eBay, Inc. (b)                                         1,512,040
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.4%           41,560  Yahoo!, Inc. (b)                                       1,406,390
----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%            2,976  Brunswick Corp.                                          112,284
                                              10,211  Eastman Kodak Co.                                        248,434
                                               5,445  Hasbro, Inc.                                             106,994
                                              12,980  Mattel, Inc.                                             216,506
                                                                                                      ----------------
                                                                                                               684,218
----------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.4%                              21,484  Caterpillar, Inc.                                      1,262,185
                                               1,295  Cummins, Inc.                                            113,947
                                               8,466  Danaher Corp.                                            455,725
                                               8,288  Deere & Co.                                              507,226
                                               6,334  Dover Corp.                                              258,364
                                               4,878  Eaton Corp.                                              309,997
                                               2,778  ITT Industries, Inc.                                     315,581
                                               7,266  Illinois Tool Works, Inc.                                598,210
                                              10,658  Ingersoll-Rand Co. Class A                               407,455
                                                   1  Kadant, Inc. (b)                                              20
                                               2,117  Navistar International Corp. (b)                          68,654
                                               5,346  Paccar, Inc.                                             362,940
                                               3,910  Pall Corp.                                               107,525
                                               3,735  Parker Hannifin Corp.                                    240,198
                                                                                                      ----------------
                                                                                                             5,008,027
----------------------------------------------------------------------------------------------------------------------
MEDIA - 3.5%                                  17,745  Clear Channel Communications, Inc.                       583,633
                                              50,791  Comcast Corp. Class A (b)                              1,492,240
                                              20,711  Comcast Corp. Special Class A (b)                        596,063
                                               1,885  Dow Jones & Co., Inc.                                     71,988
                                               8,547  Gannett Co., Inc.                                        588,290
                                              13,233  Interpublic Group of Cos., Inc. (b)                      154,032
                                               2,435  Knight-Ridder, Inc.                                      142,886
                                              12,104  The McGraw-Hill Cos., Inc.                               581,476
                                               1,732  Meredith Corp.                                            86,409

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               4,577  New York Times Co. Class A                      $        136,166
                                              81,900  News Corp. Class A                                     1,276,821
                                               5,817  Omnicom Group                                            486,476
                                             152,748  Time Warner, Inc.                                      2,766,266
                                               9,577  Tribune Co.                                              324,564
                                               8,498  Univision Communications, Inc. Class A (b)               225,452
                                              51,607  Viacom, Inc. Class B                                   1,703,547
                                              65,382  Walt Disney Co.                                        1,577,668
                                                                                                      ----------------
                                                                                                            12,793,977
----------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%                        27,324  Alcoa, Inc.                                              667,252
                                               2,961  Allegheny Technologies, Inc.                              91,732
                                               6,408  Freeport-McMoRan Copper & Gold, Inc. Class B             311,365
                                              15,403  Newmont Mining Corp.                                     726,560
                                               5,470  Nucor Corp.                                              322,675
                                               3,344  Phelps Dodge Corp.                                       434,486
                                               4,189  United States Steel Corp.                                177,404
                                                                                                      ----------------
                                                                                                             2,731,474
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES - 1.2%                         6,097  Ameren Corp.                                             326,129
                                               5,554  CMS Energy Corp. (b)                                      91,363
                                               9,583  Centerpoint Energy, Inc.                                 142,499
                                               8,258  Consolidated Edison, Inc.                                400,926
                                               5,423  DTE Energy Co.                                           248,699
                                              11,561  Dominion Resources, Inc.                                 995,865
                                               5,117  KeySpan Corp.                                            188,203
                                               8,511  NiSource, Inc.                                           206,392
                                              13,081  PG&E Corp.                                               513,429
                                               7,614  Public Service Enterprise Group, Inc.                    490,037
                                               7,517  Sempra Energy                                            353,750
                                               6,215  TECO Energy, Inc.                                        111,994
                                              12,484  Xcel Energy, Inc.                                        244,811
                                                                                                      ----------------
                                                                                                             4,314,097
----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.1%                        3,545  Big Lots, Inc. (b)                                        38,960
                                               2,826  Dillard's, Inc. Class A                                   59,007
                                              10,288  Dollar General Corp.                                     188,682
                                               5,327  Family Dollar Stores, Inc.                               105,847
                                               9,003  Federated Department Stores                              602,031
                                               8,635  JC Penney Co., Inc.                                      409,472
                                              10,825  Kohl's Corp. (b)                                         543,199
                                               7,768  Nordstrom, Inc.                                          266,598
                                               3,470  Sears Holdings Corp. (b)                                 431,737
                                              28,234  Target Corp.                                           1,466,192
                                                                                                      ----------------
                                                                                                             4,111,725
----------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%                     29,823  Xerox Corp. (b)                                          407,084
----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 8.5%             2,805  Amerada Hess Corp.                                       385,688
                                               8,168  Anadarko Petroleum Corp.                                 782,086
                                              10,266  Apache Corp.                                             772,209
                                              12,236  Burlington Resources, Inc.                               995,032
                                              73,307  Chevron Corp.                                          4,745,162
                                              45,252  ConocoPhillips                                         3,163,567
                                              15,302  Devon Energy Corp.                                     1,050,329
                                               7,332  EOG Resources, Inc.                                      549,167
                                              20,012  El Paso Corp.                                            278,167
                                             205,246  Exxon Mobil Corp. (c)                                 13,041,331
                                               4,129  Kerr-McGee Corp.                                         400,967

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               3,548  Kinder Morgan, Inc.                             $        341,176
                                              11,840  Marathon Oil Corp.                                       816,131
                                               5,700  Murphy Oil Corp.                                         284,259
                                              12,579  Occidental Petroleum Corp.                             1,074,624
                                               4,756  Sunoco, Inc.                                             371,919
                                              10,100  Valero Energy Corp.                                    1,141,906
                                              17,707  Williams Cos., Inc.                                      443,560
                                              12,033  XTO Energy, Inc.                                         545,335
                                                                                                      ----------------
                                                                                                            31,182,615
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.4%                 8,104  Georgia-Pacific Corp.                                    276,022
                                              15,324  International Paper Co.                                  456,655
                                               3,887  Louisiana-Pacific Corp.                                  107,631
                                               6,342  MeadWestvaco Corp.                                       175,166
                                               7,529  Weyerhaeuser Co.                                         517,619
                                                                                                      ----------------
                                                                                                             1,533,093
----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.6%                       2,781  Alberto-Culver Co. Class B                               124,450
                                              14,894  Avon Products, Inc.                                      402,138
                                              31,158  The Gillette Co.                                       1,813,396
                                                                                                      ----------------
                                                                                                             2,339,984
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%                        50,620  Abbott Laboratories                                    2,146,288
                                               4,127  Allergan, Inc.                                           378,116
                                              62,063  Bristol-Myers Squibb Co.                               1,493,236
                                              36,948  Eli Lilly & Co.                                        1,977,457
                                              11,518  Forest Laboratories, Inc. (b)                            448,856
                                              96,853  Johnson & Johnson                                      6,128,858
                                               7,616  King Pharmaceuticals, Inc. (b)                           117,134
                                              72,479  Merck & Co., Inc.                                      1,972,154
                                               8,230  Mylan Laboratories                                       158,510
                                             239,860  Pfizer, Inc.                                           5,989,304
                                              46,811  Schering-Plough Corp.                                    985,371
                                               2,840  Watson Pharmaceuticals, Inc. (b)                         103,972
                                              43,651  Wyeth                                                  2,019,732
                                                                                                      ----------------
                                                                                                            23,918,988
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%                             2,900  Apartment Investment & Management Co. Class A            112,462
                                               6,100  Archstone-Smith Trust                                    243,207
                                              12,680  Equity Office Properties Trust                           414,763
                                               8,900  Equity Residential                                       336,865
                                               5,700  Plum Creek Timber Co., Inc.                              216,087
                                               9,000  Prologis                                                 398,790
                                               3,200  Public Storage, Inc.                                     214,400
                                               6,400  Simon Property Group, Inc.                               474,368
                                               4,300  Vornado Realty Trust                                     372,466
                                                                                                      ----------------
                                                                                                             2,783,408
----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.6%                            11,866  Burlington Northern Santa Fe Corp.                       709,587
                                               6,654  CSX Corp.                                                309,278
                                              12,386  Norfolk Southern Corp.                                   502,376
                                               8,507  Union Pacific Corp.                                      609,952
                                                                                                      ----------------
                                                                                                             2,131,193
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR                12,172  Advanced Micro Devices, Inc. (b)                         306,734
EQUIPMENT - 3.3%                              11,647  Altera Corp. (b)                                         222,574
                                              11,773  Analog Devices, Inc.                                     437,249
                                              54,562  Applied Materials, Inc.                                  925,372
                                               9,621  Applied Micro Circuits Corp. (b)                          28,863
                                               9,598  Broadcom Corp. Class A (b)                               450,242

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                              12,423  Freescale Semiconductor, Inc. Class B (b)       $        292,934
                                             198,788  Intel Corp.                                            4,900,124
                                               7,000  KLA-Tencor Corp.                                         341,320
                                              12,096  LSI Logic Corp. (b)                                      119,146
                                               9,564  Linear Technology Corp.                                  359,511
                                              11,487  Maxim Integrated Products, Inc.                          489,921
                                              19,226  Micron Technology, Inc. (b)                              255,706
                                              11,208  National Semiconductor Corp.                             294,770
                                               4,742  Novellus Systems, Inc. (b)                               118,929
                                               6,100  Nvidia Corp. (b)                                         209,108
                                               5,533  PMC-Sierra, Inc. (b)                                      48,746
                                               6,038  Teradyne, Inc. (b)                                        99,627
                                              52,871  Texas Instruments, Inc.                                1,792,327
                                              11,013  Xilinx, Inc.                                             306,712
                                                                                                      ----------------
                                                                                                            11,999,915
----------------------------------------------------------------------------------------------------------------------
SOFTWARE - 3.5%                               15,260  Adobe Systems, Inc.                                      455,511
                                               7,052  Autodesk, Inc.                                           327,495
                                               6,901  BMC Software, Inc. (b)                                   145,611
                                               5,329  Citrix Systems, Inc. (b)                                 133,971
                                              15,946  Computer Associates International, Inc.                  443,458
                                              12,218  Compuware Corp. (b)                                      116,071
                                               9,500  Electronic Arts, Inc. (b)                                540,455
                                               5,793  Intuit, Inc. (b)                                         259,584
                                               2,766  Mercury Interactive Corp. (b)                            109,534
                                             301,286  Microsoft Corp. (c)                                    7,752,089
                                              11,782  Novell, Inc. (b)                                          87,776
                                             124,585  Oracle Corp. (b)                                       1,543,608
                                               8,477  Parametric Technology Corp. (b)                           59,085
                                              15,857  Siebel Systems, Inc.                                     163,803
                                              37,930  Symantec Corp. (b)                                       859,494
                                                                                                      ----------------
                                                                                                            12,997,545
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.2%                        7,200  AutoNation, Inc. (b)                                     143,784
                                               2,008  AutoZone, Inc. (b)                                       167,166
                                               9,348  Bed Bath & Beyond, Inc. (b)                              375,603
                                              13,618  Best Buy Co., Inc.                                       592,792
                                               6,065  Circuit City Stores, Inc.                                104,075
                                              19,903  The Gap, Inc.                                            346,909
                                              69,659  Home Depot, Inc.                                       2,656,794
                                              12,379  Limited Brands                                           252,903
                                              24,911  Lowe's Cos., Inc.                                      1,604,268
                                               9,740  Office Depot, Inc. (b)                                   289,278
                                               2,279  OfficeMax, Inc.                                           72,176
                                               5,183  RadioShack Corp.                                         128,538
                                               4,466  The Sherwin-Williams Co.                                 196,817
                                              23,192  Staples, Inc.                                            494,453
                                              15,156  TJX Cos., Inc.                                           310,395
                                               4,647  Tiffany & Co.                                            184,811
                                                                                                      ----------------
                                                                                                             7,920,762
----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%       12,000  Coach, Inc. (b)                                          376,320
                                               3,800  Jones Apparel Group, Inc.                                108,300
                                               3,408  Liz Claiborne, Inc.                                      134,003
                                               6,717  Nike, Inc. Class B                                       548,645
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                         VALUE
----------------------------------------------------------------------------------------------------------------------
                                               1,524  Reebok International Ltd.                       $         86,213
                                               3,408  VF Corp.                                                 197,562
                                                                                                      ----------------
                                                                                                             1,451,043
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.4%             19,158  Countrywide Financial Corp.                              631,831
                                              32,134  Fannie Mae                                             1,440,246
                                              21,950  Freddie Mac                                            1,239,297
                                               8,898  Golden West Financial Corp.                              528,452
                                               2,967  MGIC Investment Corp.                                    190,481
                                              11,500  Sovereign Bancorp, Inc.                                  253,460
                                              27,715  Washington Mutual, Inc.                                1,086,982
                                                                                                      ----------------
                                                                                                             5,370,749
----------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.6%                                67,589  Altria Group, Inc. (c)                                 4,981,985
                                               3,200  Reynolds American, Inc.                                  265,664
                                               5,299  UST, Inc.                                                221,816
                                                                                                      ----------------
                                                                                                             5,469,465
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.0%        2,721  WW Grainger, Inc.                                        171,205
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%    12,087  Alltel Corp.                                             786,985
                                              95,491  Sprint Nextel Corp.                                    2,270,776
                                                                                                      ----------------
                                                                                                             3,057,761
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL COMMON STOCKS
                                                      (COST - $243,611,911) - 98.2%                        361,019,616
----------------------------------------------------------------------------------------------------------------------
                                          BENEFICIAL
                                            INTEREST  SHORT - TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
                                         $ 6,777,402  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                      Series I (a)                                           6,777,402
                                             632,550  Merrill Lynch Liquidity Series, LLC
                                                      Money Market Series (a)(d)                               632,550
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL SHORT-TERM SECURITIES
                                                      (COST - $7,409,952) - 2.0%                             7,409,952
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS  (COST - $251,021,863*) - 100.2%   368,429,568
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)         (552,455)
                                                                                                      ----------------
                                                      NET ASSETS - 100.0%                                $ 367,877,113
                                                                                                      ================

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

               Aggregate cost                       $ 258,382,589
                                                    =============
               Gross unrealized appreciation        $ 132,403,558
               Gross unrealized depreciation         (22,356,579)
                                                    -------------
               Net unrealized appreciation          $ 110,046,979
                                                    =============

      (a)Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

         -----------------------------------------------------------------------------------------------------
                                                                                                     DIVIDEND/
                                                                                      NET             INTEREST
         AFFILIATE                                                                 ACTIVITY             INCOME
         -----------------------------------------------------------------------------------------------------
         Merrill Lynch & Co., Inc.                                                   (2,400)         $  17,428
         Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                $  (508,582)         $ 164,903
         Merrill Lynch Liquidity Series, LLC Money Market Series                $   322,150          $   7,587
         -----------------------------------------------------------------------------------------------------

      (b)Non-income producing security.
      (c)All or a portions of security held as collateral in connection with open financial futures contracts.
      (d)Security was purchased with the cash proceeds from securities loans.
      (e)Security, or a portion of security, is on loan.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INDEX 500 V.I.
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
      NUMBER OF                                                     EXPIRATION                                UNREALIZED
      CONTRACTS                ISSUE                                   DATE                FACE VALUE        APPRECIATION
      ------------------------------------------------------------------------------------------------------------------------------
         23                S&P 500 Financial Futures Index        December 2005           $  7,061,434       $   35,791
      ------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SHARES
COUNTRY           INDUSTRY                                           HELD  COMMON STOCKS                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 2.1%  COMMERCIAL BANKS - 1.2%                         239,545  Australia & New Zealand Banking Group Ltd.    $ 4,390,286
                  ------------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 0.4%              151,499  Santos Ltd.                                     1,447,310
                  ------------------------------------------------------------------------------------------------------------------
                  REAL ESTATE - 0.5%                              889,000  Multiplex Group                                 2,070,599
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN AUSTRALIA                7,908,195
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 1.8%    DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%   159,895  Belgacom SA                                     5,438,238
                  ------------------------------------------------------------------------------------------------------------------
                  LEISURE EQUIPMENT & PRODUCTS - 0.3%              53,927  AGFA-Gevaert NV                                 1,303,590
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN BELGIUM                  6,741,828
------------------------------------------------------------------------------------------------------------------------------------
FINLAND - 2.5%    ELECTRIC UTILITIES - 2.5%                       452,554  Fortum Oyj                                      9,111,862
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN FINLAND                  9,111,862
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 12.8%    AUTOMOBILES - 1.4%                               75,795  Peugeot SA                                      5,163,085
                  ------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL BANKS - 3.6%                          97,571  BNP Paribas                                     7,440,490
                                                                  196,554  Credit Agricole SA                              5,782,185
                                                                                                                        ------------
                                                                                                                          13,222,675
                  ------------------------------------------------------------------------------------------------------------------
                  CONSTRUCTION & ENGINEERING - 1.2%                53,764  Vinci SA                                        4,644,383
                  ------------------------------------------------------------------------------------------------------------------
                  FOOD & STAPLES RETAILING - 1.7%                 136,275  Carrefour SA                                    6,289,388
                  ------------------------------------------------------------------------------------------------------------------
                  METALS & MINING - 1.6%                          246,725  Arcelor                                         5,788,636
                  ------------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 3.3%               44,295  Total SA                                       12,128,081
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN FRANCE                  47,236,248
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 10.9%   AIR FREIGHT & LOGISTICS - 2.1%                  330,218  Deutsche Post AG                                7,747,540
                  ------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL BANKS - 1.6%                         107,874  Deutsche Postbank AG                            5,918,939
                  ------------------------------------------------------------------------------------------------------------------
                  ELECTRIC UTILITIES - 2.1%                        85,587  E.ON AG                                         7,886,638
                  ------------------------------------------------------------------------------------------------------------------
                  INSURANCE - 2.6%                                 70,025  Allianz AG Registered Shares                    9,484,355
                  ------------------------------------------------------------------------------------------------------------------
                  MULTI-UTILITIES - 2.5%                          137,994  RWE AG                                          9,158,783
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN GERMANY                 40,196,255
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 7.0%      COMMERCIAL BANKS - 3.2%                         794,096  Capitalia SpA                                   4,356,168
                                                                1,286,765  UniCredito Italiano SpA                         7,275,994
                                                                                                                        ------------
                                                                                                                          11,632,162
                  ------------------------------------------------------------------------------------------------------------------
                  ELECTRIC UTILITIES - 1.6%                       695,215  Enel SpA (b)                                    6,006,427
                  ------------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 2.2%              274,952  ENI SpA                                         8,191,245
                  ------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL COMMON STOCKS IN ITALY                   25,829,834
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 25.2%     AUTOMOBILES - 5.3%                              103,700  Honda Motor Co., Ltd.                           5,873,954
                                                                  352,000  Nissan Motor Co., Ltd.                          4,024,987
                                                                  209,700  Toyota Motor Corp.                              9,620,963
                                                                                                                        ------------
                                                                                                                          19,519,904
                  ------------------------------------------------------------------------------------------------------------------
                  BEVERAGES - 1.9%                                539,000  Asahi Breweries Ltd.                            6,833,801
                  ------------------------------------------------------------------------------------------------------------------
                  CAPITAL MARKETS - 1.9%                          614,000  Mitsubishi UFJ Securities Co.                   6,869,172
                  ------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL BANKS - 5.6%                           1,100  Mitsubishi Tokyo Financial Group, Inc.         14,460,914
                                                                      677  Sumitomo Mitsui Financial Group, Inc.           6,391,301
                                                                                                                         -----------
                                                                                                                          20,852,215
                  ------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES & SUPPLIES - 0.5%           174,000  Toppan Printing Co., Ltd.                       1,837,639
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------

                                                                        SHARES
COUNTRY             INDUSTRY                                              HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                    CONSUMER FINANCE - 1.7%                             82,600  Takefuji Corp.                             6,449,709
                    ----------------------------------------------------------------------------------------------------------------
                    HOUSEHOLD DURABLES - 1.1%                          339,000  Sekisui House Ltd.                         4,160,482
                    ----------------------------------------------------------------------------------------------------------------
                    LEISURE EQUIPMENT & PRODUCTS - 1.8%                154,200  Namco Bandai Holdings, Inc.                2,571,361
                                                                       228,000  Yamaha Corp.                               3,952,885
                                                                                                                        ------------
                                                                                                                           6,524,246
                    ----------------------------------------------------------------------------------------------------------------
                    OFFICE ELECTRONICS - 1.0%                           70,000  Canon, Inc.                                3,785,954
                    ----------------------------------------------------------------------------------------------------------------
                    PHARMACEUTICALS - 1.4%                              88,600  Takeda Pharmaceutical Co., Ltd.            5,284,419
                    ----------------------------------------------------------------------------------------------------------------
                    WIRELESS TELECOMMUNICATION SERVICES - 3.0%             519  KDDI Corp.                                 2,930,651
                                                                         4,507  NTT DoCoMo, Inc.                           8,032,592
                                                                                                                        ------------
                                                                                                                          10,963,243
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN JAPAN              93,080,784
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 2.6%  DIVERSIFIED FINANCIAL SERVICES - 1.3%              155,892  ING Groep NV CVA                           4,657,420
                    ----------------------------------------------------------------------------------------------------------------
                    FOOD & STAPLES RETAILING - 1.3%                    502,194  Koninklijke Ahold NV (b)                   3,808,399
                                                                       140,242  Koninklijke Ahold NV (a)(b)(d)             1,011,215
                                                                                                                        ------------
                                                                                                                           4,819,614
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN THE NETHERLANDS     9,477,034
------------------------------------------------------------------------------------------------------------------------------------
NORWAY - 3.5%       DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%      538,908  Telenor ASA                                4,832,107
                    ----------------------------------------------------------------------------------------------------------------
                    OIL, GAS & CONSUMABLE FUELS - 2.2%                 326,315  Statoil ASA                                8,127,491
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN NORWAY             12,959,598
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 1.1%     ELECTRIC UTILITIES - 1.1%                        1,506,944  Energias de Portugal SA                    4,215,076
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN PORTUGAL            4,215,076
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 1.1%    COMMERCIAL BANKS - 0.9%                            375,000  DBS Group Holdings Ltd.                    3,506,955
                    ----------------------------------------------------------------------------------------------------------------
                    MARINE - 0.2%                                      354,000  Neptune Orient Lines Ltd.                    645,351
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN SINGAPORE           4,152,306
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 2.0%  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%      159,800  KT Corp. (a)                               3,595,500
                    ----------------------------------------------------------------------------------------------------------------
                    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%     12,743  Samsung Electronics Co., Ltd. (a)(e)       3,597,160
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN SOUTH KOREA         7,192,660
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 2.6%        OIL, GAS & CONSUMABLE FUELS - 2.6%                 299,355  Repsol YPF SA                              9,730,310
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN SPAIN               9,730,310
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 1.7%       DIVERSIFIED FINANCIAL SERVICES - 1.7%              402,803  Investor AB                                6,279,505
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN SWEDEN              6,279,505
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 4.3%  CAPITAL MARKETS - 2.0%                             165,338  Credit Suisse Group                        7,348,356
                    ----------------------------------------------------------------------------------------------------------------
                    CHEMICALS - 1.1%                                   265,319  Clariant AG                                3,827,755
                    ----------------------------------------------------------------------------------------------------------------
                    CONSTRUCTION MATERIALS - 1.2%                       68,103  Holcim Ltd.                                4,540,200
                    ----------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCKS IN SWITZERLAND        15,716,311
------------------------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHARES
COUNTRY                 INDUSTRY                                         HELD  COMMON STOCKS                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 18.8%  AEROSPACE & DEFENSE - 2.1%                  1,273,134  BAE Systems Plc                           $ 7,736,644
                        ------------------------------------------------------------------------------------------------------------
                        COMMERCIAL BANKS - 8.1%                       623,432  Barclays Plc                                6,319,685
                                                                      601,690  HBOS Plc                                    9,085,066
                                                                      611,725  Lloyds TSB Group Plc                        5,053,879
                                                                      330,447  Royal Bank of Scotland Group Plc            9,406,100
                                                                                                                        ------------
                                                                                                                          29,864,730
                        ------------------------------------------------------------------------------------------------------------
                        FOOD & STAPLES RETAILING - 1.0%               342,897  Boots Group Plc                             3,691,272
                        ------------------------------------------------------------------------------------------------------------
                        FOOD PRODUCTS - 1.1%                          423,344  Cadbury Schweppes Plc                       4,283,918
                        ------------------------------------------------------------------------------------------------------------
                        INSURANCE - 2.2%                              881,620  Prudential Plc                              8,024,511
                        ------------------------------------------------------------------------------------------------------------
                        SPECIALTY RETAIL - 1.4%                     1,168,703  Kesa Electricals Plc                        5,277,420
                        ------------------------------------------------------------------------------------------------------------
                        TRANSPORTATION INFRASTRUCTURE - 1.2%          395,378  BAA Plc                                     4,364,644
                        ------------------------------------------------------------------------------------------------------------
                        WIRELESS TELECOMMUNICATION SERVICES - 1.7%  2,368,197  Vodafone Group Plc                          6,179,618
                        ------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS IN THE UNITED KINGDOM  69,422,757
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCKS
                                                                               (COST - $294,785,852) - 100.0%            369,250,563
------------------------------------------------------------------------------------------------------------------------------------
                                                                   BENEFICIAL
                                                                    INTEREST   OTHER INTERESTS (C)
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 0.0%   ELECTRIC UTILITIES - 0.0%                    $ 54,000  British Energy Plc Deferred Shares                  0
                        ------------------------------------------------------------------------------------------------------------
                                                                               TOTAL OTHER INTERESTS (COST - $0) - 0.0%            0
------------------------------------------------------------------------------------------------------------------------------------
                                                                               SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                     $ 19,107  Merrill Lynch Liquidity Series, LLC
                                                                               Cash Sweep Series I (f)                        19,107
                        ------------------------------------------------------------------------------------------------------------
                                                                               TOTAL SHORT-TERM SECURITIES
                                                                               (COST - $19,107) - 0.0%                        19,107
------------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS
                                                                               (COST - $294,804,959*) - 100.0%           369,269,670
                                                                               OTHER ASSETS LESS LIABILITIES - 0.0%           26,857
                                                                                                                        ------------
                                                                               NET ASSETS - 100.0%                      $369,296,527
                                                                                                                        ============

      * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 298,396,471
                                                                   =============
      Gross unrealized appreciation                                 $ 75,563,822
      Gross unrealized depreciation                                  (4,690,623)
                                                                   -------------
      Net unrealized appreciation                                   $ 70,873,199
                                                                   =============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d)   Restricted security as to resale, representing 0.3% of net assets, was as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                         ACQUISITION
      ISSUE                                                  DATE               COST             VALUE
      ------------------------------------------------------------------------------------------------------------------------------
      Koninklijke Ahold NV*                                12/11/2003     $   833,205        $ 1,011,215
      ------------------------------------------------------------------------------------------------------------------------------
       * Depositary receipts.

(e)   The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company
      Act of 1940, were as follows:
      ------------------------------------------------------------------------------------------------------------------------------
                                                                                NET             INTEREST
      AFFILIATE                                                              ACTIVITY            INCOME
      ------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
          Cash Sweep Series I                                             $    19,107        $    65,915

      Merrill Lynch Liquidity Series, LLC
          Money Market Series                                             $(2,422,713)       $     1,161
      ------------------------------------------------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
      Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------
                                            SHARES
INDUSTRY                                      HELD       COMMON STOCKS                                VALUE
--------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.7%                         410,000       Ford Motor Co. (d)                       $ 4,042,600
--------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 3.9%                       121,000       Amgen, Inc. (a)                            9,640,070
                                           137,000       Gilead Sciences, Inc. (a)                  6,680,120
                                            67,000       Invitrogen Corp. (a)                       5,040,410
                                                                                                  ------------
                                                                                                   21,360,600
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.4%                      64,000       Lehman Brothers Holdings, Inc.             7,454,720
--------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%                            93,000       Eastman Chemical Co.                       4,368,210
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.4%                     51,000       Bank of America Corp.                      2,147,100
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.5%             44,000       Cisco Systems, Inc. (a)                      788,920
                                           349,000       Motorola, Inc.                             7,709,410
                                                                                                  ------------
                                                                                                    8,498,330
--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 6.6%             137,000       Apple Computer, Inc. (a)                   7,344,570
                                           267,000       Dell, Inc. (a)(d)                          9,131,400
                                           328,000       Hewlett-Packard Co.                        9,577,600
                                           146,000       NCR Corp. (a)                              4,658,860
                                           161,000       QLogic Corp. (a)                           5,506,200
                                                                                                  ------------
                                                                                                   36,218,630
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.8%        89,000       ITT Educational Services, Inc. (a)         4,392,150
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%      109,000       Citigroup, Inc.                            4,961,680
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%                  131,000       Edison International                       6,193,680
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%                107,000       Rockwell Automation, Inc.                  5,660,300
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%   46,000       Agilent Technologies, Inc. (a)             1,506,500
--------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.1%             45,000       Whole Foods Market, Inc. (d)               6,050,250
--------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%                       256,000       Archer-Daniels-Midland Co. (d)             6,312,960
--------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%     99,000       Becton Dickinson & Co.                     5,190,570
--------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 12.0%    84,000       Aetna, Inc. New Shares                     7,235,760
                                            79,000       AmerisourceBergen Corp. (d)                6,106,700
                                           137,000       Caremark Rx, Inc. (a)                      6,840,410
                                            55,000       Cigna Corp.                                6,482,300
                                           100,000       Express Scripts, Inc. (a)(d)               6,220,000
                                           133,000       HCA, Inc.                                  6,373,360
                                           123,000       Humana, Inc. (a)                           5,889,240
                                           134,000       McKesson Corp.                             6,358,300
                                           110,000       Quest Diagnostics                          5,559,400
                                           153,000       UnitedHealth Group, Inc. (d)               8,598,600
                                                                                                  ------------
                                                                                                   65,664,070
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.9%                   87,000       Lennar Corp. Class A (d)                   5,199,120
                                             6,000       NVR, Inc. (a)                              5,309,700
                                                                                                  ------------
                                                                                                   10,508,820
--------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.2%                   14,000       Procter & Gamble Co.                         832,440
--------------------------------------------------------------------------------------------------------------
IT SERVICES - 2.2%                          29,000       Checkfree Corp. (a)                        1,096,780
                                           110,000       Computer Sciences Corp. (a)                5,204,100
                                           131,000       Fiserv, Inc. (a)                           6,008,970
                                                                                                  ------------
                                                                                                   12,309,850
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.9%            312,000       General Electric Co.                      10,505,040
--------------------------------------------------------------------------------------------------------------
INSURANCE - 9.0%                           120,000       The Allstate Corp.                         6,634,800
                                            13,000       American International Group, Inc.           805,480
                                            69,000       Chubb Corp.                                6,178,950
                                            21,000       Hartford Financial Services Group, Inc.    1,620,570
                                            10,000       Loews Corp.                                  924,100
                                           129,000       Metlife, Inc.                              6,428,070

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------------
                                      SHARES
INDUSTRY                                HELD       COMMON STOCKS                                    VALUE
------------------------------------------------------------------------------------------------------------
                                       8,000       The Progressive Corp.                          $ 838,160
                                     105,000       Prudential Financial, Inc.                     7,093,800
                                     104,000       Safeco Corp.                                   5,551,520
                                     162,000       The St. Paul Travelers Cos., Inc.              7,268,940
                                     284,000       UnumProvident Corp.                            5,822,000
                                                                                                 -----------
                                                                                                 49,166,390
------------------------------------------------------------------------------------------------------------
MEDIA - 0.1%                           9,000       Getty Images, Inc. (a)                           774,360
------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.3%                39,000       Freeport-McMoRan Copper & Gold, Inc. Class B   1,895,010
                                      97,000       Nucor Corp.                                    5,722,030
                                      40,000       Phelps Dodge Corp. (d)                         5,197,200
                                                                                                 -----------
                                                                                                 12,814,240
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 2.1%              124,000       JC Penney Co., Inc.                            5,880,080
                                     166,000       Nordstrom, Inc.                                5,697,120
                                                                                                 -----------
                                                                                                 11,577,200
------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 19.2%   44,000       Amerada Hess Corp. (d)                         6,050,000
                                      69,000       Anadarko Petroleum Corp.                       6,606,750
                                      91,000       Apache Corp.                                   6,845,020
                                      90,000       Burlington Resources, Inc.                     7,318,800
                                      14,000       Chevron Corp.                                    906,220
                                     146,000       ConocoPhillips                                10,206,860
                                     104,000       Devon Energy Corp.                             7,138,560
                                     371,000       Exxon Mobil Corp.                             23,573,340
                                      63,000       Kerr-McGee Corp.                               6,117,930
                                      94,000       Marathon Oil Corp.                             6,479,420
                                      78,000       Murphy Oil Corp.                               3,889,860
                                      80,000       Occidental Petroleum Corp.                     6,834,400
                                      81,000       Sunoco, Inc.                                   6,334,200
                                      64,000       Valero Energy Corp.                            7,235,840
                                                                                                 -----------
                                                                                                105,537,200
------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.2%                65,000       Allergan, Inc.                                 5,955,300
                                     213,000       Johnson & Johnson                             13,478,640
                                      59,000       Merck & Co., Inc.                              1,605,390
                                     510,000       Pfizer, Inc.                                  12,734,700
                                                                                                 -----------
                                                                                                 33,774,030
------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS &                     491,000       Intel Corp.                                   12,103,150
SEMICONDUCTOR EQUIPMENT - 5.8%       173,000       Lam Research Corp. (a)                         5,271,310
                                     172,000       Nvidia Corp. (a)(d)                            5,896,160
                                     244,000       Texas Instruments, Inc.                        8,271,600
                                                                                                 -----------
                                                                                                 31,542,220
------------------------------------------------------------------------------------------------------------
SOFTWARE - 9.0%                      136,000       Autodesk, Inc.                                 6,315,840
                                     636,000       BEA Systems, Inc. (a)                          5,711,280
                                     116,000       Citrix Systems, Inc. (a)                       2,916,240
                                     169,000       Computer Associates International, Inc. (d)    4,699,890
                                     125,000       Intuit, Inc. (a)                               5,601,250
                                     180,000       McAfee, Inc. (a)                               5,655,600
                                     151,000       Mercury Interactive Corp. (a)                  5,979,600
                                     208,000       Microsoft Corp.                                5,351,840
                                     551,000       Oracle Corp. (a)                               6,826,890
                                      28,000       Red Hat, Inc. (a)                                593,320
                                                                                                 -----------
                                                                                                 49,651,750
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 5.2%              104,000       Abercrombie & Fitch Co. Class A                5,184,400
                                     198,000       American Eagle Outfitters                      4,658,940
                                      64,000       Autozone, Inc. (a)                             5,328,000
                                     142,000       Best Buy Co., Inc.                             6,181,260

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP CORE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------
                    SHARES
INDUSTRY              HELD       COMMON STOCKS                                           VALUE
----------------------------------------------------------------------------------------------------
                    30,000       Chico's FAS, Inc. (a)                                  $ 1,104,000
                   290,000       Staples, Inc.                                            6,182,800
                                                                                      --------------
                                                                                         28,639,400
----------------------------------------------------------------------------------------------------
TOBACCO - 0.2%      16,000       Altria Group, Inc.                                       1,179,360
----------------------------------------------------------------------------------------------------
                                 TOTAL COMMON STOCKS
                                 (COST - $461,347,471) - 99.9%      548,834,650
----------------------------------------------------------------------------------------------------
                 BENEFICIAL
                 INTEREST        SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------
                 $ 515,830       Merrill Lynch Liquidity Series, LLC Cash
                                 Sweep Series I (c)                                         515,830
                50,649,200       Merrill Lynch Liquidity Series, LLC Money
                                 Market Series (b)(c)                                    50,649,200
----------------------------------------------------------------------------------------------------
                                 TOTAL SHORT-TERM SECURITIES
                                 (COST - $51,165,030) - 9.3%                             51,165,030
----------------------------------------------------------------------------------------------------
                                 TOTAL INVESTMENTS  (COST - $512,512,501*)  - 109.2%    599,999,680
                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2%)         (50,516,400)
                                                                                      --------------
                                 NET ASSETS - 100.0%                                  $ 549,483,280
                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                  $ 518,033,632
                                     ===============
      Gross unrealized appreciation   $ 103,922,247
      Gross unrealized depreciation     (21,956,199)
                                     ---------------
      Net unrealized appreciation      $ 81,966,048
                                     ===============

(a)   Non-income producing security.

(b)   Security was purchased with the cash proceeds from securities loans.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                       INTEREST
      AFFILIATE                        NET ACTIVITY                     INCOME
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
         LLC Cash Sweep Series I       $    515,830                     $  4,255
      Merrill Lynch Liquidity Series,
         LLC Money Market Series       $ 34,116,950                     $ 30,455
      --------------------------------------------------------------------------

(d)   Security, or a portion of security, is on loan.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------
                                           SHARES
INDUSTRY                                     HELD   COMMON STOCKS                         VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.8%                 53,000   Boeing Co.                          $3,601,350
                                           37,000   Precision Castparts Corp.            1,964,700
                                                                                        ----------
                                                                                         5,566,050
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.6%                       61,000   Amgen, Inc. (a)                      4,859,870
                                           55,000   Gilead Sciences, Inc. (a)            2,681,800
                                           26,000   Invitrogen Corp. (a)                 1,955,980
                                           23,000   Techne Corp. (a)                     1,310,540
                                                                                        ----------
                                                                                        10,808,190
--------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%                           23,000   Monsanto Co.                         1,443,250
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%      30,000   HNI Corp.                            1,806,600
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.3%             36,000  Cisco Systems, Inc. (a)                645,480
                                           144,000  Motorola, Inc.                       3,180,960
                                            20,000  Scientific-Atlanta, Inc.               750,200
                                                                                        ----------
                                                                                         4,576,640
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 6.9%              61,000  Apple Computer, Inc. (a)             3,270,210
                                           134,000  Dell, Inc. (a)                       4,582,800
                                            52,000  NCR Corp. (a)                        1,659,320
                                            61,000  QLogic Corp. (a)                     2,086,200
                                           125,000  Western Digital Corp. (a)            1,616,250
                                                                                        ----------
                                                                                        13,214,780
--------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 1.0%       38,000   ITT Educational Services, Inc. (a)   1,875,300
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.1%                41,000   Rockwell Automation, Inc.            2,168,900
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%  69,000   Agilent Technologies, Inc. (a)       2,259,750
                                           72,000   Jabil Circuit, Inc. (a)              2,226,240
                                                                                        ----------
                                                                                         4,485,990
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 1.1%         28,000   Cooper Cameron Corp. (a)(d)          2,070,040
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.2%            17,000   Whole Foods Market, Inc.             2,285,650
--------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%    39,000   Becton Dickinson & Co.               2,044,770
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 12.5%   31,000   Aetna, Inc. New Shares               2,670,340
                                           25,000   AmerisourceBergen Corp.              1,932,500
                                           55,000   Caremark Rx, Inc. (a)                2,746,150
                                           15,000   Cerner Corp. (a)(d)                  1,303,950
                                           52,000   Community Health Systems, Inc. (a)   2,018,120
                                           36,000   Express Scripts, Inc. (a)            2,239,200
                                           55,000   HCA, Inc.                            2,635,600
                                           49,000   McKesson Corp.                       2,325,050
                                           43,000   Quest Diagnostics, Inc.              2,173,220
                                           76,000   UnitedHealth Group, Inc.             4,271,200
                                                                                        ----------
                                                                                        24,315,330
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 3.3%                  32,000   Lennar Corp. Class A                 1,912,320
                                            3,000   NVR, Inc. (a)(d)                     2,654,850
                                           26,000   Ryland Group, Inc.                   1,778,920
                                                                                        ----------
                                                                                         6,346,090
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.3%                  33,000   Energizer Holdings, Inc. (a)         1,871,100
                                           10,000   Procter & Gamble Co.                   594,600
                                                                                        ----------
                                                                                         2,465,700
--------------------------------------------------------------------------------------------------
IT SERVICES - 2.5%                         50,000   CheckFree Corp. (a)                  1,891,000
                                           52,000   Fiserv, Inc. (a)                     2,385,240
                                           18,000   Paychex, Inc.                          667,440
                                                                                        ----------
                                                                                         4,943,680
--------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

--------------------------------------------------------------------------------------------------------------------
                                                  SHARES
INDUSTRY                                            HELD  COMMON STOCKS                                    VALUE
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.4%                  139,000  General Electric Co.                           $4,680,130
--------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.2%                                  32,000  Prudential Financial, Inc.                      2,161,920
                                                  54,000  W.R. Berkley Corp.                              2,131,920
                                                                                                        ------------
                                                                                                          4,293,840
--------------------------------------------------------------------------------------------------------------------
MEDIA - 2.2%                                      24,000  Getty Images, Inc. (a)                          2,064,960
                                                  65,000  Viacom, Inc. Class B                            2,145,650
                                                                                                        ------------
                                                                                                          4,210,610
--------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.3%                            51,000  Freeport-McMoRan Copper & Gold, Inc. Class B    2,478,090
                                                  33,000  Nucor Corp.                                     1,946,670
                                                                                                        ------------
                                                                                                          4,424,760
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 2.1%                           43,000  JC Penney Co., Inc.                             2,039,060
                                                  62,000  Nordstrom, Inc.                                 2,127,840
                                                                                                        ------------
                                                                                                          4,166,900
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 4.5%                21,000  Anadarko Petroleum Corp.                        2,010,750
                                                  26,000  Burlington Resources, Inc.                      2,114,320
                                                  45,000  Murphy Oil Corp.                                2,244,150
                                                  30,000  Sunoco, Inc.                                    2,346,000
                                                                                                        ------------
                                                                                                          8,715,220
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%                            26,000  Allergan, Inc.                                  2,382,120
                                                 122,000  Johnson & Johnson                               7,720,160
                                                  50,000  Merck & Co., Inc.                               1,360,500
                                                  67,000  Pfizer, Inc.                                    1,672,990
                                                                                                        ------------
                                                                                                         13,135,770
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.5%                                19,000  CNF, Inc.                                         997,500
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.8%  271,000  Intel Corp.                                     6,680,150
                                                  70,000  Lam Research Corp. (a)                          2,132,900
                                                  64,000  Microchip Technology, Inc. (d)                  1,927,680
                                                  92,000  National Semiconductor Corp. (d)                2,419,600
                                                  67,000  Nvidia Corp. (a)                                2,296,760
                                                 108,000  Texas Instruments, Inc.                         3,661,200
                                                                                                        ------------
                                                                                                         19,118,290
--------------------------------------------------------------------------------------------------------------------
SOFTWARE - 11.2%                                  52,000  Autodesk, Inc.                                  2,414,880
                                                 219,000  BEA Systems, Inc. (a)                           1,966,620
                                                  83,000  Citrix Systems, Inc. (a)                        2,086,620
                                                  78,000  Computer Associates International, Inc.         2,169,180
                                                  47,000  Intuit, Inc. (a)(d)                             2,106,070
                                                  65,000  McAfee, Inc. (a)(d)                             2,042,300
                                                  55,000  Mercury Interactive Corp. (a)                   2,178,000
                                                 149,000  Microsoft Corp.                                 3,833,770
                                                 255,000  Oracle Corp. (a)                                3,159,450
                                                                                                        ------------
                                                                                                         21,956,890
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 9.4%                           38,000  Abercrombie & Fitch Co. Class A                 1,894,300
                                                  79,000  American Eagle Outfitters                       1,858,870
                                                  23,000  AutoZone, Inc. (a)                              1,914,750
                                                  57,000  Best Buy Co., Inc.                              2,481,210
                                                  60,000  Chico's FAS, Inc. (a)                           2,208,000
                                                 112,000  Circuit City Stores, Inc.                       1,921,920
                                                  67,000  Men's Wearhouse, Inc. (a)                       1,788,900
                                                  51,000  Michaels Stores, Inc.                           1,686,060
                                                 114,000  Staples, Inc.                                   2,430,480
                                                                                                        ------------
                                                                                                         18,184,490

--------------------------------------------------------------------------------------------------------------------
                                                          TOTAL COMMON STOCKS
                                                          (COST - $171,896,054) - 99.9%                 194,301,360
--------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                       BENEFICIAL
                                         INTEREST  SHORT-TERM SECURITIES                                     VALUE
-----------------------------------------------------------------------------------------------------------------------
                                        $ 150,950  Merrill Lynch Liquidity Series, LLC
                                                   Cash Sweep Series I (c)                              $      150,950
                                        6,178,050  Merrill Lynch Liquidity Series, LLC
                                                   Money Market Series (b)(c)                                6,178,050
-----------------------------------------------------------------------------------------------------------------------
                                                   TOTAL SHORT-TERM SECURITIES
                                                   (COST - $6,329,000) - 3.3%                                6,329,000
-----------------------------------------------------------------------------------------------------------------------
                                                   TOTAL INVESTMENTS  (COST - $178,225,054*)  - 103.2%     200,630,360
                                                   LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2%)           (6,178,849)
                                                                                                        ---------------
                                                   NET ASSETS - 100.0%                                  $  194,451,511
                                                                                                        ===============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                 $ 178,719,539
                                     ==============
      Gross unrealized appreciation   $ 25,813,110
      Gross unrealized depreciation     (3,902,289)
                                     --------------
      Net unrealized appreciation     $ 21,910,821
                                     ==============

(a)   Non-income producing security.

(b)   Security was purchased with the cash proceeds from securities loans.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------
      AFFILIATE                       NET ACTIVITY  INTEREST INCOME
      -------------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I         $150,950         $4,144
      Merrill Lynch Liquidity Series,
        LLC Money Market Series         $247,751         $8,359
      -------------------------------------------------------------

(d)   Security, or a portion of security, is on loan.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------
                                            SHARES
INDUSTRY                                      HELD  COMMON STOCKS                                 VALUE
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.5%                  27,000  Lockheed Martin Corp.                     $  1,648,080
                                            44,000  Northrop Grumman Corp.                       2,391,400
                                            20,000  Raytheon Co.                                   760,400
                                                                                              -------------
                                                                                                 4,799,880
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.8%                         153,000  Ford Motor Co.                               1,508,580
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%                        82,000  Applera Corp. - Applied Biosystems Group     1,905,680
                                            23,000  Invitrogen Corp. (a)                         1,730,290
                                                                                              -------------
                                                                                                 3,635,970
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.7%                      20,000  The Bear Stearns Cos., Inc.                  2,195,000
                                            26,000  Lehman Brothers Holdings, Inc.               3,028,480
                                                                                              -------------
                                                                                                 5,223,480
-----------------------------------------------------------------------------------------------------------
CHEMICALS - 1.9%                            39,000  Eastman Chemical Co.                         1,831,830
                                            29,000  Monsanto Co.                                 1,819,750
                                                                                              -------------
                                                                                                 3,651,580
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.9%                     41,000  Bank of America Corp.                        1,726,100
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.1%             98,000  Motorola, Inc.                               2,164,820
                                            51,000  Scientific-Atlanta, Inc.                     1,913,010
                                                                                              -------------
                                                                                                 4,077,830
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 5.0%              37,000  Apple Computer, Inc. (a)                     1,983,570
                                           157,000  Hewlett-Packard Co.                          4,584,400
                                            48,000  NCR Corp. (a)                                1,531,680
                                            47,000  QLogic Corp. (a)                             1,607,400
                                                                                              -------------
                                                                                                 9,707,050
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.1%       45,000  CIT Group, Inc.                              2,033,100
                                            74,000  Citigroup, Inc.                              3,368,480
                                            51,000  Principal Financial Group, Inc.              2,415,870
                                                                                              -------------
                                                                                                 7,817,450
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%                   35,000  American Electric Power Co., Inc.            1,389,500
                                            51,000  Edison International                         2,411,280
                                            63,000  Northeast Utilities                          1,256,850
                                                                                              -------------
                                                                                                 5,057,630
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%                 36,000  Rockwell Automation, Inc.                    1,904,400
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%   22,000  Agilent Technologies, Inc. (a)                 720,500
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.3%                        97,000  Archer-Daniels-Midland Co.                   2,392,020
                                             5,000  Pilgrim's Pride Corp.                          182,000
                                                                                              -------------
                                                                                                 2,574,020
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%                        14,000  UGI Corp.                                      394,100
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%     25,000  Becton Dickinson & Co.                       1,310,750
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 7.6%     26,000  Aetna, Inc.                                  2,239,640
                                            29,000  AmerisourceBergen Corp.                      2,241,700
                                            40,000  Caremark Rx, Inc. (a)                        1,997,200
                                            21,000  Cigna Corp.                                  2,475,060
                                            30,000  HCA, Inc.                                    1,437,600
                                            42,000  Humana, Inc. (a)                             2,010,960
                                            47,000  McKesson Corp.                               2,230,150
                                                                                              -------------
                                                                                                14,632,310
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.6%                   28,000  Lennar Corp. Class A                         1,673,280
                                            20,000  Ryland Group, Inc.                           1,368,400
                                                                                              -------------
                                                                                                 3,041,680
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.8%                   29,000  Energizer Holdings, Inc. (a)                 1,644,300
-----------------------------------------------------------------------------------------------------------
IT SERVICES - 1.6%                          42,000  CheckFree Corp. (a)                          1,588,440
                                            31,000  Computer Sciences Corp. (a)                  1,466,610
                                                                                              -------------
                                                                                                 3,055,050
-----------------------------------------------------------------------------------------------------------
INSURANCE - 14.4%                           55,000  The Allstate Corp.                           3,040,950
                                            26,000  Chubb Corp.                                  2,328,300

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

------------------------------------------------------------------------------------------------------
                                      SHARES
INDUSTRY                                HELD  COMMON STOCKS                                  VALUE
------------------------------------------------------------------------------------------------------
                                      68,000  HCC Insurance Holdings, Inc.                 $1,940,040
                                      31,000  Hartford Financial Services Group, Inc.       2,392,270
                                       8,000  Loews Corp.                                     739,280
                                      52,000  Metlife, Inc.                                 2,591,160
                                      24,000  Nationwide Financial Services, Inc. Class A     961,200
                                      19,000  The Progressive Corp.                         1,990,630
                                      43,000  Prudential Financial, Inc.                    2,905,080
                                      38,000  Safeco Corp.                                  2,028,440
                                      66,000  The St. Paul Travelers Cos., Inc.             2,961,420
                                     103,000  UnumProvident Corp.                           2,111,500
                                      43,500  W.R. Berkley Corp.                            1,717,380
                                                                                           -----------
                                                                                           27,707,650
------------------------------------------------------------------------------------------------------
METALS & MINING - 2.1%                35,000  Nucor Corp.                                   2,064,650
                                      16,000  Phelps Dodge Corp.                            2,078,880
                                                                                           -----------
                                                                                            4,143,530
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 3.0%               30,000  Federated Department Stores                   2,006,100
                                      45,000  JC Penney Co., Inc.                           2,133,900
                                      50,000  Nordstrom, Inc.                               1,716,000
                                                                                           -----------
                                                                                            5,856,000
------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 25.1%   17,000  Amerada Hess Corp.                            2,337,500
                                      29,000  Anadarko Petroleum Corp.                      2,776,750
                                      37,000  Apache Corp.                                  2,783,140
                                      37,000  Burlington Resources, Inc.                    3,008,840
                                      10,000  Chevron Corp.                                   647,300
                                      71,000  ConocoPhillips                                4,963,610
                                      45,000  Devon Energy Corp.                            3,088,800
                                     225,000  Exxon Mobil Corp.                            14,296,500
                                      26,000  Kerr-McGee Corp.                              2,524,860
                                      40,000  Marathon Oil Corp.                            2,757,200
                                      35,000  Occidental Petroleum Corp.                    2,990,050
                                      27,000  Sunoco, Inc.                                  2,111,400
                                       5,000  Tesoro Corp.                                    336,200
                                      27,000  Valero Energy Corp.                           3,052,620
                                      22,000  Williams Cos., Inc.                             551,100
                                                                                           -----------
                                                                                           48,225,870
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.6%               117,000  Merck & Co., Inc.                             3,183,570
                                     294,000  Pfizer, Inc.                                  7,341,180
                                      57,000  Watson Pharmaceuticals, Inc. (a)              2,086,770
                                                                                           -----------
                                                                                           12,611,520
------------------------------------------------------------------------------------------------------
SOFTWARE - 5.0%                       39,000  Autodesk, Inc.                                1,811,160
                                      82,000  BMC Software, Inc. (a)                        1,730,200
                                      21,000  Cadence Design Systems, Inc. (a)                339,360
                                     222,000  Compuware Corp. (a)                           2,109,000
                                      63,000  McAfee, Inc. (a)                              1,979,460
                                     128,000  Oracle Corp. (a)                              1,585,920
                                                                                           -----------
                                                                                            9,555,100
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.7%               54,000  American Eagle Outfitters                     1,270,620
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 3.2%     36,000  Astoria Financial Corp.                         951,120
                                      62,000  Countrywide Financial Corp.                   2,044,760
                                      19,000  Downey Financial Corp.                        1,157,100
                                      30,000  MGIC Investment Corp.                         1,926,000
                                                                                           -----------
                                                                                            6,078,980
------------------------------------------------------------------------------------------------------
                                              TOTAL COMMON STOCKS
                                              (COST - $150,387,082) - 99.8%               191,931,930
------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                        BENEFICIAL
                                          INTEREST  SHORT-TERM SECURITIES                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                      $    395,317  Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)  $         395,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL SHORT-TERM SECURITIES
                                                    (COST - $395,317) - 0.2%                                               395,317
-----------------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL INVESTMENTS                                                  192,327,247
                                                    (COST - $150,782,399*)  - 100.0%
                                                    OTHER ASSETS LESS LIABILITIES - 0.0%                                    48,044
                                                                                                                 ------------------
                                                    NET ASSETS - 100.0%                                          $     192,375,291
                                                                                                                 ==================

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                 $ 151,118,570
                                     ==============
      Gross unrealized appreciation  $  44,225,889
      Gross unrealized depreciation     (3,017,212)
                                     --------------
      Net unrealized appreciation    $  41,208,677
                                     ==============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------
                                           NET       INTEREST
      AFFILIATE                          ACTIVITY     INCOME
      -------------------------------------------------------
      Merrill Lynch Liquidity Series,
        LLC Cash Sweep Series I        $ 370,176    $ 12,923
      -------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. -
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES
COUNTRY                 INDUSTRY                                 HELD    COMMON STOCKS                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 2.1%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.5%                         6,400    Brasil Telecom Participacoes SA (a)          $     272,192
                        ------------------------------------------------------------------------------------------------------------
                        ELECTRIC UTILITIES - 1.6%              18,000    CPFL Energia SA (a)                                573,300
                                                               31,400    EDP - Energias do Brasil SA (b)                    367,475
                                                                                                                      --------------
                                                                                                                            940,775
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN BRAZIL                    1,212,967
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 8.4%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 4.3%                        36,600    BCE, Inc.                                        1,004,304
                                                               17,500    Telus Corp.                                        731,454
                                                               19,075    Telus Corp. (Non-Voting Shares)                    778,219
                                                                                                                      --------------
                                                                                                                          2,513,977
                        ------------------------------------------------------------------------------------------------------------
                        MEDIA - 1.0%                           15,000    Rogers Communications, Inc. Class B                591,750
                        ------------------------------------------------------------------------------------------------------------
                        OIL, GAS & CONSUMABLE
                        FUELS - 3.1%                           12,800    EnCana Corp.                                       748,303
                                                                4,000    Husky Energy, Inc.                                 222,540
                                                               16,200    Talisman Energy, Inc.                              791,208
                                                                                                                      --------------
                                                                                                                          1,762,051
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN CANADA                    4,867,778
------------------------------------------------------------------------------------------------------------------------------------
CZECH REPUPLIC - 0.5%   ELECTRIC UTILITIES - 0.5%              10,800    CEZ                                                325,525
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN THE CZECH REPUPLIC          325,525
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.6%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.5%                         9,200    France Telecom SA                                  264,876
                        ------------------------------------------------------------------------------------------------------------
                        GAS UTILITIES - 0.2%                    3,600    Gaz de France                                      120,748
                        ------------------------------------------------------------------------------------------------------------
                        MULTI-UTILITIES - 0.9%                 11,400    Suez SA                                            330,552
                                                                4,800    Veolia Environnement                               203,185
                                                                                                                      --------------
                                                                                                                            533,737
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN FRANCE                      919,361
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 1.9%          DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.5%                        16,500    Deutsche Telekom AG                                301,183
                        ------------------------------------------------------------------------------------------------------------
                        ELECTRIC UTILITIES - 1.0%               6,300    E.ON AG                                            580,530
                        ------------------------------------------------------------------------------------------------------------
                        MULTI-UTILITIES - 0.4%                  3,200    RWE AG                                             212,387
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN GERMANY                   1,094,100
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 1.5%            DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 1.1%                        60,288    Telecom Italia SpA                                 196,688
                                                              163,393    Telecom Italia SpA (RNC)                           456,042
                                                                                                                      --------------
                                                                                                                            652,730
                        ------------------------------------------------------------------------------------------------------------
                        GAS UTILITIES - 0.4%                   35,500    Snam Rete Gas SpA                                  207,796
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN ITALY                       860,526
------------------------------------------------------------------------------------------------------------------------------------
MEXICO - 1.3%           DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 0.4%                        11,600    Telefonos de Mexico SA de CV (a)                   246,732

                        ------------------------------------------------------------------------------------------------------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.9%                        19,200    America Movil SA de CV (a)                         505,344

                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN MEXICO                      752,076

FAM VARIABLE SERIES FUNDS, INC. -
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES
COUNTRY                 INDUSTRY                                 HELD    COMMON STOCKS                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 3.4%            DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 1.6%                        56,188    Telefonica SA                                $     922,658
                        ------------------------------------------------------------------------------------------------------------
                        ELECTRIC UTILITIES - 1.8%              11,800    Endesa SA                                          316,827
                                                               25,600    Iberdrola SA                                       717,601
                                                                                                                      --------------
                                                                                                                          1,034,428
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN SPAIN                     1,957,086
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 4.5%   ELECTRIC UTILITIES - 1.7%              14,500    Scottish & Southern Energy Plc                     263,958
                                                               73,400    Scottish Power Plc                                 742,103
                                                                                                                      --------------
                                                                                                                          1,006,061
                        ------------------------------------------------------------------------------------------------------------
                        INDEPENDENT POWER PRODUCERS
                        & ENERGY TRADERS - 0.8%               110,800    International Power Plc                            487,100
                        ------------------------------------------------------------------------------------------------------------
                        MULTI-UTILITIES - 0.6%                 27,000    Centrica Plc                                       117,503
                                                               24,538    National Grid Plc                                  230,725
                                                                                                                      --------------
                                                                                                                            348,228
                        ------------------------------------------------------------------------------------------------------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 1.4%                        30,500    Vodafone Group Plc (a)                             792,085
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN THE UNITED KINGDOM        2,633,474
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 71.2%   COMMERCIAL SERVICES
                        & SUPPLIES - 0.4%                      45,000    Synagro Technologies, Inc.                         211,500
                        ------------------------------------------------------------------------------------------------------------
                        DIVERSIFIED TELECOMMUNICATION
                        SERVICES - 5.1%                        39,100    BellSouth Corp.                                  1,028,330
                                                               17,700    Citizens Communications Co.                        239,835
                                                               37,400    SBC Communications, Inc.                           896,478
                                                               25,800    Verizon Communications, Inc.                       843,402
                                                                                                                      --------------
                                                                                                                          3,008,045
                        ------------------------------------------------------------------------------------------------------------
                        ELECTRIC UTILITIES - 19.9%             18,900    American Electric Power Co., Inc.                  750,330
                                                               17,592    Cinergy Corp.                                      781,261
                                                               10,900    Cleco Corp.                                        257,022
                                                                8,100    DPL, Inc.                                          225,180
                                                               24,300    Edison International                             1,148,904
                                                               18,000    Entergy Corp.                                    1,337,760
                                                               35,200    Exelon Corp.                                     1,881,088
                                                               15,700    FPL Group, Inc.                                    747,320
                                                               19,200    FirstEnergy Corp.                                1,000,704
                                                                6,100    ITC Holdings Corp.                                 176,778
                                                               47,600    PPL Corp.                                        1,538,908
                                                               11,000    Pinnacle West Capital Corp.                        484,880
                                                               20,700    Reliant Energy, Inc. (b)                           319,608
                                                               26,100    The Southern Co.                                   933,336
                                                                                                                      --------------
                                                                                                                         11,583,079

FAM VARIABLE SERIES FUNDS, INC. -
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES
COUNTRY                 INDUSTRY                                 HELD    COMMON STOCKS                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        ENERGY EQUIPMENT & SERVICES - 1.1%      5,000    Halliburton Co.                                  $ 342,600
                                                                4,200    Noble Corp.                                        287,532
                                                                                                                      --------------
                                                                                                                            630,132
                        ------------------------------------------------------------------------------------------------------------
                        GAS UTILITIES - 6.1%                   11,500    AGL Resources, Inc.                                426,765
                                                                6,300    Energen Corp.                                      272,538
                                                               11,800    Equitable Resources, Inc.                          460,908
                                                                9,400    National Fuel Gas Co.                              321,480
                                                               16,600    New Jersey Resources Corp.                         763,268
                                                                6,700    Oneok, Inc.                                        227,934
                                                                7,700    Questar Corp.                                      678,524
                                                               14,000    UGI Corp.                                          394,100
                                                                                                                      --------------
                                                                                                                          3,545,517
                        ------------------------------------------------------------------------------------------------------------
                        INDEPENDENT POWER PRODUCERS &          21,500    Constellation Energy Group, Inc.                 1,324,400
                        ENERGY TRADERS - 10.8%                 13,600    Duke Energy Corp.                                  396,712
                                                                7,400    NRG Energy, Inc. (b)                               315,240
                                                               11,000    Ormat Technologies, Inc.                           243,430
                                                               35,700    TXU Corp.                                        4,029,816
                                                                                                                      --------------
                                                                                                                          6,309,598
                        ------------------------------------------------------------------------------------------------------------
                        MEDIA - 0.8%                            7,000    Cablevision Systems Corp. Class A (b)              214,690
                                                                9,100    Comcast Corp. Special Class A (b)                  261,898
                                                                                                                      --------------
                                                                                                                            476,588
                        ------------------------------------------------------------------------------------------------------------
                        MULTI-UTILITIES - 15.4%                 5,600    Alliant Energy Corp.                               163,128
                                                                9,300    Ameren Corp.                                       497,457
                                                               13,800    CMS Energy Corp. (b)                               227,010
                                                                2,800    Consolidated Edison, Inc.                          135,940
                                                                5,800    DTE Energy Co.                                     265,988
                                                               24,200    Dominion Resources, Inc.                         2,084,588
                                                                5,400    Energy East Corp.                                  136,026
                                                               13,400    KeySpan Corp.                                      492,852
                                                               39,400    NSTAR                                            1,139,448
                                                                6,700    NiSource, Inc.                                     162,475
                                                                3,900    OGE Energy Corp.                                   109,590
                                                               22,800    PG&E Corp.                                         894,900
                                                               15,700    Public Service Enterprise Group, Inc.            1,010,452

FAM VARIABLE SERIES FUNDS, INC. -
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES
COUNTRY                 INDUSTRY                                 HELD    COMMON STOCKS                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                               15,000    SCANA Corp.                                  $     633,600
                                                               13,000    Sempra Energy                                      611,780
                                                                9,900    Wisconsin Energy Corp.                             395,208
                                                                                                                      --------------
                                                                                                                          8,960,442
                        ------------------------------------------------------------------------------------------------------------
                        OIL, GAS & CONSUMABLE
                        FUELS - 7.2%                            7,400    Chesapeake Energy Corp.                            283,050
                                                                4,000    ConocoPhillips                                     279,640
                                                                3,400    Consol Energy, Inc.                                259,318
                                                                3,400    Devon Energy Corp.                                 233,376
                                                               11,200    EOG Resources, Inc.                                838,880
                                                                5,600    James River Coal Co. (b)                           282,632
                                                                3,800    Kinder Morgan, Inc.                                365,408
                                                               11,900    Peabody Energy Corp.                             1,003,765
                                                               25,200    Williams Cos., Inc.                                631,260
                                                                                                                      --------------
                                                                                                                          4,177,329
                        ------------------------------------------------------------------------------------------------------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 4.4%                        18,440    Alltel Corp.                                     1,200,628
                                                               10,100    Nextel Partners, Inc. Class A (b)                  253,510
                                                               45,775    Sprint Nextel Corp.                              1,088,530
                                                                                                                      --------------
                                                                                                                          2,542,668
                        ------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS IN THE UNITED STATES        41,444,898
------------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMMON STOCKS
                                                                         (COST - $35,487,055) - 96.4%                    56,067,791
------------------------------------------------------------------------------------------------------------------------------------
                                                                 FACE
                                                               AMOUNT    TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.6%    INDEPENDENT POWER PRODUCERS
                        & ENERGY TRADERS - 0.6%               $357,550   AES Trust III, 6.75% due 10/15/2029 (e)            341,446
------------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL TRUST PREFERRED
                                                                         (COST - $216,583) - 0.6%                           341,446
------------------------------------------------------------------------------------------------------------------------------------
                                                               SHARES
                                                                 HELD    RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 0.0%           ELECTRIC UTILITIES - 0.0%              11,400    Suez SA (d)                                          5,360
------------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL RIGHTS (COST - $0) - 0.0%                      5,360
------------------------------------------------------------------------------------------------------------------------------------
                                                           BENEFICIAL
                                                             INTEREST    SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                          $ 1,469,988    Merrill Lynch Liquidity Series, LLC
                                                                         Cash Sweep Series I (c)                          1,469,988
------------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL SHORT-TERM SECURITIES
                                                                         (COST - $1,469,988) - 2.5%                       1,469,988
------------------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL INVESTMENTS
                                                                         (COST - $37,173,626*)  -  99.5%                 57,884,585
                                                                         OTHER ASSETS LESS LIABILITIES - 0.5%               282,948
                                                                                                                      --------------
                                                                         NET ASSETS - 100.0%                          $  58,167,533
                                                                                                                      ==============

FAM VARIABLE SERIES FUNDS, INC. -
MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------
 * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $ 37,199,063
                                                  =============
    Gross unrealized appreciation                 $ 21,246,322
    Gross unrealized depreciation                     (560,800)
                                                  -------------
    Net unrealized appreciation                   $ 20,685,522
                                                  =============

(a) Depositary receipts.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

    ----------------------------------------------------------------------------
                                                                     INTEREST
    AFFILIATE                                   NET ACTIVITY          INCOME
    ----------------------------------------------------------------------------
    Merrill Lynch Liquidity Series,
    LLC Cash Sweep Series I                    $    (759,393)        $ 35,313
    ----------------------------------------------------------------------------

(d) The rights may be exercised until 9/27/2005.
(e) Convertible security.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

FAM VARIABLE SERIES FUNDS, INC. - MERCURY VALUE OPPORTUNITIES V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                              VALUE
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.9%                     2,700  Curtiss-Wright Corp.                             $       166,617
                                             278,800  Triumph Group, Inc. (a)                               10,362,996
                                                                                                       ---------------
                                                                                                            10,529,613
----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.6%                91,500  Ryder System, Inc.                                     3,131,130
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 0.5%                       103,400  American Axle & Manufacturing Holdings, Inc.           2,386,472
                                              31,700  Cooper Tire & Rubber Co.                                 484,059
                                                                                                       ---------------
                                                                                                             2,870,531
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%                         177,200  Applera Corp. - Celera Genomics Group (a)              2,149,436
                                              41,800  Cephalon, Inc. (a)(d)                                  1,940,356
                                             404,900  Maxygen, Inc. (a)                                      3,356,621
                                             208,000  Neurogen Corp. (a)                                     1,431,040
                                               7,300  Regeneron Pharmaceuticals, Inc. (a)                       69,277
                                             262,700  Vical, Inc. (a)                                        1,292,484
                                                                                                       ---------------
                                                                                                            10,239,214
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.8%                       348,100  Janus Capital Group, Inc.                              5,030,045
                                             169,200  WP Stewart & Co. Ltd.                                  3,776,544
                                              47,000  Waddell & Reed Financial, Inc. Class A                   909,920
                                                                                                       ---------------
                                                                                                             9,716,509
----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%                             117,800  Valspar Corp.                                         2,634,008
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 6.8%                       16,400  Banner Corp.                                             436,896
                                             400,100  The Colonial BancGroup, Inc.                           8,962,240
                                               4,500  Columbia Banking System, Inc.                            118,035
                                              80,300  Compass Bancshares, Inc.                               3,680,149
                                              40,700  First Merchants Corp.                                  1,051,281
                                             238,000  First Midwest Bancorp, Inc.                            8,863,120
                                              50,600  Mid-State Bancshares                                   1,392,006
                                             328,260  Old National Bancorp                                   6,965,677
                                              42,450  Sterling Financial Corp.                                 957,248
                                             122,200  Susquehanna Bancshares, Inc.                           2,937,688
                                              64,400  Texas Capital Bancshares, Inc. (a)                     1,362,060
                                                                                                       ---------------
                                                                                                            36,726,400
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 4.0%        320,900  Allied Waste Industries, Inc. (a)                      2,711,605
                                              82,800  Ambassadors International, Inc.                        1,160,036
                                             138,500  CBIZ, Inc. (a)                                           706,350
                                              24,000  Central Parking Corp.                                    358,800
                                             200,200  Cornell Cos., Inc. (a)                                 2,944,942
                                             103,600  Corrections Corp. of America (a)                       4,112,920
                                               9,300  Heidrick & Struggles International, Inc. (a)             301,134
                                              21,100  Korn/Ferry International (a)                             345,829
                                             175,100  NCO Group, Inc. (a)                                    3,617,566
                                             135,300  Spherion Corp. (a)                                     1,028,280
                                             249,119  Tetra Tech, Inc. (a)(d)                                4,190,182
                                                                                                       ---------------
                                                                                                            21,477,644
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.8%              156,750  Belden CDT, Inc.                                       3,045,653
                                             446,000  CommScope, Inc. (a)                                    7,733,640
                                             896,868  Tellabs, Inc. (a)                                      9,435,051
                                                                                                       ---------------
                                                                                                            20,214,344
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.7%            169,800  Dycom Industries, Inc. (a)                             3,433,356
                                             156,500  McDermott International, Inc. (a)                      5,729,465
                                                                                                       ---------------
                                                                                                             9,162,821
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.6%                 41,300  Martin Marietta Materials, Inc.                        3,240,398
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.1%          40,800  Corinthian Colleges, Inc. (a)                            541,416
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY VALUE OPPORTUNITIES V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                              VALUE
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%         27,900  Global Cash Access, Inc. (a)                     $       393,390
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%                   32,300  General Cable Corp. (a)                                  542,640
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%    184,500  Anixter International, Inc.                            7,440,885
                                             312,700  Ingram Micro, Inc. Class A (a)                         5,797,458
                                             131,600  NU Horizons Electronics Corp. (a)                        952,784
                                             296,400  Tech Data Corp. (a)(d)                                10,880,844
                                                                                                       ---------------
                                                                                                            25,071,971
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 3.3%            41,700  FMC Technologies, Inc. (a)                             1,755,987
                                             363,500  Key Energy Services, Inc. (a)                          5,361,625
                                             160,300  Maverick Tube Corp. (a)                                4,809,000
                                             168,900  Rowan Cos., Inc.                                       5,994,261
                                                                                                       ---------------
                                                                                                            17,920,873
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 2.3%                         236,500  Del Monte Foods Co. (a)                                2,537,645
                                              95,300  The J.M. Smucker Co.                                   4,625,862
                                             171,600  Smithfield Foods, Inc. (a)                             5,093,088
                                                                                                       ---------------
                                                                                                            12,256,595
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%       24,800  Utah Medical Products, Inc.                              605,368
                                             198,200  Wright Medical Group, Inc. (a)                         4,891,576
                                                                                                       ---------------
                                                                                                             5,496,944
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%      326,600  Hooper Holmes, Inc.                                    1,283,538
                                              61,500  Parexel International Corp. (a)                        1,235,535
                                           1,454,000  WebMD Corp. (a)                                       16,110,320
                                              24,700  WebMD Health Corp. Class A (a)                           608,830
                                                                                                       ---------------
                                                                                                            19,238,223
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 3.6%         165,800  Ambassadors Group, Inc.                                3,697,340
                                             165,300  Bob Evans Farms, Inc.                                  3,753,963
                                             816,800  La Quinta Corp. (a)                                    7,097,992
                                             140,300  Ruby Tuesday, Inc.                                     3,052,928
                                             168,300  Ryan's Restaurant Group, Inc. (a)                      1,964,061
                                                                                                       ---------------
                                                                                                            19,566,284
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.3%                     77,000  Furniture Brands International, Inc.                   1,388,310
                                              14,800  La-Z-Boy, Inc. (d)                                       195,212
                                                                                                       ---------------
                                                                                                             1,583,522
----------------------------------------------------------------------------------------------------------------------
IT SERVICES - 5.5%                           392,000  The BISYS Group, Inc. (a)                              5,264,560
                                             273,200  BearingPoint, Inc. (a)                                 2,073,588
                                           1,101,600  Convergys Corp. (a)                                   15,829,992
                                              23,900  Hewitt Associates, Inc. Class A (a)                      651,992
                                             282,500  Sabre Holdings Corp. Class A                           5,729,100
                                                                                                       ---------------
                                                                                                            29,549,232
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.1%               85,400  Teleflex, Inc.                                         6,020,700
----------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.2%                              25,600  AmerUs Group Co.                                       1,468,672
                                              17,000  American National Insurance Co.                        2,025,040
                                             547,500  Conseco, Inc. (a)                                     11,557,725
                                             125,400  Presidential Life Corp.                                2,257,200
                                             209,400  Protective Life Corp.                                  8,623,092
                                              78,300  Scottish Annuity & Life Holdings, Ltd.                 1,866,672
                                                                                                       ---------------
                                                                                                            27,798,401
----------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.3%             233,300  1-800-FLOWERS.COM, Inc. Class A (a)                    1,635,433
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.5%          530,200  Matrixone, Inc. (a)                                    2,788,852
                                              50,300  SupportSoft, Inc. (a)                                    253,512
                                             475,400  Vignette Corp. (a)                                     7,563,614
                                             427,600  webMethods, Inc. (a)                                   3,023,132
                                                                                                       ---------------
                                                                                                            13,629,110
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY VALUE OPPORTUNITIES V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                              VALUE
----------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.6%                              42,700  AGCO Corp. (a)                                   $       777,140
                                             236,700  Kaydon Corp.                                           6,724,647
                                             118,900  Wolverine Tube, Inc. (a)                                 891,750
                                                                                                       ---------------
                                                                                                             8,393,537
----------------------------------------------------------------------------------------------------------------------
MEDIA - 2.5%                                  98,400  Harte-Hanks, Inc.                                      2,600,712
                                             354,400  The Reader's Digest Association, Inc. Class A          5,659,768
                                             142,400  Scholastic Corp. (a)                                   5,263,104
                                                                                                       ---------------
                                                                                                            13,523,584
----------------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.6%                       110,000  Gibraltar Industries, Inc.                             2,515,700
                                             129,100  Reliance Steel & Aluminum Co.                          6,833,263
                                              87,200  Steel Dynamics, Inc.                                   2,961,312
                                              86,200  Wheeling-Pittsburgh Corp. (a)                          1,442,126
                                                                                                       ---------------
                                                                                                            13,752,401
----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 0.5%                      136,300  Dollar Tree Stores, Inc. (a)(d)                        2,950,895
----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 5.4%            27,700  Cabot Oil & Gas Corp. Class A                          1,399,127
                                             155,400  Denbury Resources, Inc. (a)                            7,838,376
                                              21,300  Houston Exploration Co. (a)                            1,432,425
                                              99,800  Noble Energy, Inc.                                     4,680,620
                                             131,800  Plains Exploration & Production Co. (a)                5,643,676
                                             101,307  Stone Energy Corp. (a)                                 6,183,779
                                              38,100  Vintage Petroleum, Inc.                                1,739,646
                                                                                                       ---------------
                                                                                                            28,917,649
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%                       665,400  King Pharmaceuticals, Inc. (a)                        10,233,852
                                             349,700  Medicis Pharmaceutical Corp. Class A                  11,386,232
                                                                                                       ---------------
                                                                                                            21,620,084
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 3.0%                           107,700  Brandywine Realty Trust                                3,348,393
                                              75,600  CarrAmerica Realty Corp.                               2,717,820
                                             143,400  Crescent Real Estate EQT Co.                           2,941,134
                                             260,700  Friedman Billings Ramsey Group, Inc. Class A (d)       2,656,533
                                             206,200  Trizec Properties, Inc.                                4,754,972
                                                                                                       ---------------
                                                                                                            16,418,852
----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 3.1%                           204,000  JB Hunt Transport Services, Inc.                       3,878,040
                                             337,500  Kansas City Southern (a)(d)                            7,867,125
                                              40,200  Marten Transport Ltd. (a)                              1,017,060
                                             292,700  RailAmerica, Inc. (a)                                  3,483,130
                                              36,900  Vitran Corp., Inc. (a)                                   598,518
                                                                                                       ---------------
                                                                                                            16,843,873
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -   694,600  ANADIGICS, Inc. (a)                                    2,306,072
1.2%                                          71,400  Actel Corp. (a)                                        1,032,444
                                              31,400  Ikanos Communications, Inc. (a)                          385,906
                                             118,200  Mattson Technology, Inc. (a)                             887,682
                                             137,200  Zoran Corp. (a)                                        1,961,960
                                                                                                       ---------------
                                                                                                             6,574,064
----------------------------------------------------------------------------------------------------------------------
SOFTWARE - 2.9%                              425,900  Agile Software Corp. (a)                               3,053,703
                                              59,400  Aspen Technology, Inc. (a)                               371,250
                                              57,000  Atari Inc. (a)                                            82,080
                                              89,400  InterVoice, Inc. (a)                                     805,494
                                              84,700  Jack Henry & Associates, Inc.                          1,643,180
                                             270,200  NetIQ Corp. (a)                                        3,307,248
                                             380,600  Novell, Inc. (a)                                       2,835,470
                                             407,800  TIBCO Software, Inc. (a)                               3,409,208
                                                                                                       ---------------
                                                                                                            15,507,633
----------------------------------------------------------------------------------------------------------------------

FAM VARIABLE SERIES FUNDS, INC. - MERCURY VALUE OPPORTUNITIES V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY                                        HELD  COMMON STOCKS                                              VALUE
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 3.5%                      299,200  Foot Locker, Inc.                                $     6,564,448
                                             173,900  Linens 'N Things, Inc. (a)                             4,643,130
                                             110,100  Pier 1 Imports, Inc.                                   1,240,827
                                             116,300  RadioShack Corp.                                       2,884,240
                                             122,300  Talbots, Inc.                                          3,659,216
                                                                                                       ---------------
                                                                                                            18,991,861
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 3.3%             40,100  Anchor Bancorp Wisconsin, Inc.                         1,182,148
                                              84,700  Dime Community Bancshares, Inc.                        1,246,784
                                              49,100  Fidelity Bankshares, Inc.                              1,500,005
                                              23,500  FirstFed Financial Corp. (a)                           1,264,535
                                              80,500  Franklin Bank Corp. (a)                                1,300,075
                                             183,300  Sovereign Bancorp, Inc.                                4,039,932
                                             162,800  Webster Financial Corp.                                7,319,488
                                                                                                       ---------------
                                                                                                            17,852,967
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%       89,875  Applied Industrial Technologies, Inc.                  3,224,715
                                             155,200  United Rentals, Inc. (a)                               3,058,992
                                                                                                       ---------------
                                                                                                             6,283,707
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL COMMON STOCKS
                                                      (COST - $437,772,506) - 92.6%                        498,818,453
----------------------------------------------------------------------------------------------------------------------
                                                      EXCHANGE TRADED FUNDS
----------------------------------------------------------------------------------------------------------------------
                                             111,000  Financial Select Sector SPDR Fund (d)                  3,276,720
                                              82,100  iShares Dow Jones US Real Estate Index Fund (d)        5,276,567
                                              46,700  iShares Goldman Sachs Natural Resources Index Fund     4,266,045
                                              24,400  iShares Russell 2000 Index Fund                        1,618,208
                                               9,000  iShares Russell Microcap Index Fund                      457,830
                                              50,600  iShares S&P SmallCap 600/BARRA Value Index Fund        3,238,906
                                              93,400  iShares S&P SmallCap 600 Index Fund                    5,400,388
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL EXCHANGE TRADED FUNDS
                                                      (COST - $22,809,107) - 4.4%                           23,534,664
----------------------------------------------------------------------------------------------------------------------
                                                      WARRANTS (e)
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 1.6%                       160,000  UBS Zero Strike Warrant (expires 3/31/2006)            8,564,800
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL WARRANTS
                                                      (COST - $7,982,890) - 1.6%                             8,564,800
----------------------------------------------------------------------------------------------------------------------
                                          BENEFICIAL
                                            INTEREST  SHORT-TERM SECURITIES
----------------------------------------------------------------------------------------------------------------------
                                        $  9,097,634  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                      Series I (b)                                           9,097,634
                                          26,384,150  Merrill Lynch Liquidity Series, LLC Money Market
                                                      Series (b)(c)                                         26,384,150
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL SHORT-TERM SECURITIES
                                                      (COST - $35,481,784) - 6.6%                           35,481,784
----------------------------------------------------------------------------------------------------------------------
                                                      TOTAL INVESTMENTS(COST - $504,046,287*) - 105.2%    566,399,701
                                                      LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2%)      (27,720,043)
                                                                                                       ---------------
                                                      NET ASSETS - 100.0%                              $   538,679,658
                                                                                                       ===============

FAM VARIABLE SERIES FUNDS, INC. - MERCURY VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

   Aggregate cost                                $ 508,154,876
                                                 ==============
   Gross unrealized appreciation                 $  76,907,288
   Gross unrealized depreciation                   (18,662,463)
                                                 --------------
   Net unrealized appreciation                   $  58,244,825
                                                 ==============

(a)  Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

     ---------------------------------------------------------------------------------------------------------
                                                                               NET                   INTEREST
     AFFILIATE                                                              ACTIVITY                   INCOME
     ---------------------------------------------------------------------------------------------------------
     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $       (2,817,269)       $       120,433
     Merrill Lynch Liquidity Series, LLC Money Market Series        $         (530,150)       $        24,445
     ---------------------------------------------------------------------------------------------------------

(c)  Security was purchased with the cash proceeds from securities loans.
(d)  Security, or a portion of security, is on loan.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

     For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       FAM Variable Series Funds, Inc.



       By:  /s/ Robert C. Doll, Jr.
            -------------------------------
            Robert C. Doll, Jr.
            Chief Executive Officer
            FAM Variable Series Funds, Inc.

       Date: November 17, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       By:  /s/ Robert C. Doll, Jr.
            -------------------------------
            Robert C. Doll, Jr.
            Chief Executive Officer
            FAM Variable Series Funds, Inc.

       Date: November 17, 2005

       By:  /s/ Donald C. Burke
            -------------------------------
            Donald C. Burke
            Chief Financial Officer
            FAM Variable Series Funds, Inc.

       Date: November 17, 2005